GLOBAL ASSET MANAGEMENT(R)
                           ==========================

GAM INTERNATIONAL FUND

    GAM GLOBAL FUND

    GAM EUROPE FUND

GAM PACIFIC BASIN FUND

GAM JAPAN CAPITAL FUND

GAM NORTH AMERICA FUND

   GAMERICA CAPITAL

         FUND


                                 GAM FUNDS, INC.

                              FINANCIAL STATEMENTS

                               FOR THE YEAR ENDED

                               31ST DECEMBER, 1999

This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

                                 GAM FUNDS, INC.
                               INVESTMENT ADVISER:
                      GAM International Management Limited

--------------------------------------------------------------------------------
                                  The GAM Group
--------------------------------------------------------------------------------

     The GAM group  was  founded  in April  1983 by  Gilbert  de  Botton.  GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has approximately US$13.9 billion under management and employs a worldwide staff of about 499 people.

     For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of seven open-end mutual funds-GAM International, GAM Global, GAM Europe, GAM Pacific Basin, GAM Japan Capital, GAM North America and GAMerica Capital Funds.

     For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).

--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

    GAM International ......................................................   3

    GAM Global .............................................................   8

    GAM Europe .............................................................  13

    GAM Pacific Basin ......................................................  18

    GAM Japan Capital ......................................................  23

    GAM North America ......................................................  28

    GAMerica Capital .......................................................  32

    Financial Statements ...................................................  38

    Notes to Financial Statements ..........................................  45

    Report of Independent Accountants ......................................  68

    Additional Federal Tax Information .....................................  69

    Supplemental Proxy Information .........................................  70

                             GAM INTERNATIONAL FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OF JEAN-PHILIPPE CREMERS]

JEAN-PHILIPPE CREMERS JOINED GAM IN APRIL, 1992. HE IS THE INVESTMENT DIRECTOR RESPONSIBLE FOR GAM'S INTERNATIONAL/GLOBAL INVESTMENTS. PRIOR TO THIS HE ANALYZED THE JAPANESE AND US STOCK MARKETS AT THE TOKYO INVESTMENT INFORMATION CENTRE IN HONG KONG. MR. CREMERS IS A GRADUATE IN APPLIED MATHEMATICS FROM UNIVERSITE CATHOLIQUE DE LOUVAIN, BELGIUM AND HAS AN MBA FROM CORNELL UNIVERSITY, NEW YORK.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS - CLASS A SHARES

                                                       GAM
                                              International
                                             Class A (after              Average
                                     GAM            maximum       MSCI   1 Month
                           International         sales load       EAFE   Deposit
                                 Class A              of 5%)     Index     Rate

31st Dec, 1999                  US$32.16          US$33.85    1,760.04
--------------------------------------------------------------------------------
                                        %                 %           %        %
--------------------------------------------------------------------------------
Quarter to Dec, 1999              31.00              24.45       17.05     1.44
--------------------------------------------------------------------------------
Jan-Dec, 1999                      6.99               1.64       27.30     5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
5 years to Dec, 1999              15.96              14.78       13.15     5.60
--------------------------------------------------------------------------------
10 years to Dec, 1999             14.10              13.52        7.35     5.39
--------------------------------------------------------------------------------
Since inception                   19.61              19.20       16.45     6.26
--------------------------------------------------------------------------------


     Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       3
                                      ---
                    GAM INTERNATIONAL FUND / FUND MANAGEMENT

[LINE CHART OMITTED]

                                 MSCI           Average       GAM Int'l Class A
             GAM Int'l            EAF           1 Month         (after Maximum
              Class A            Index        Deposit Rate    sales load of 5%)
             ---------           -----        ------------    -----------------
1985           10000             10000            10000             10000
               10013             10125            10021             9512
               9954              10153            10037             9456
               9960              10187            10053             9462
               10036             10256            10069             9534
               10018             10046            10085             9517
               9913              9876             10101             9417
               10217             10085            10118             9706
               10128             10258            10134             9622
               10043             10226            10151             9541
               10138             10335            10168             9631
               10328             10734            10185             9812
               10438             11014            10197             9916
               10299             10933            10212             9784
               10329             10850            10236             9813
               10576             11045            10253             10047
               10483             10873            10270             9959
               10490             11001            10287             9966
               10347             11011            10304             9830
               10745             11358            10320             10208
               10953             11507            10336             10405
               10922             11425            10353             10376
               10883             11582            10369             10339
               11083             11554            10384             10529
               11329             11801            10399             10763
               11207             11705            10410             10647
               11422             11859            10423             10851
               11485             12289            10444             10911
               11629             12600            10459             11048
               11580             12513            10472             11001
               11523             12388            10490             10947
               11605             12271            10506             11025
               11703             12396            10522             11118
               11832             12648            10538             11240
               11981             12735            10554             11382
               11814             12461            10570             11223
               11843             12174            10586             11251
               11884             12290            10602             11290
               12591             13063            10613             11961
               12886             13802            10629             12242
               12939             13843            10650             12292
               13102             13862            10666             12447
               13305             14074            10682             12640
               13795             14401            10699             13105
               13881             14664            10715             13187
               13833             14509            10731             13141
               14187             14644            10747             13478
               14806             15049            10756             14066
               14719             14919            10779             13983
               14834             14879            10796             14092
               15405             15344            10813             14635
               15386             15360            10825             14617

1986           15926             15796            10841             15130
               16344             15987            10863             15527
               16381             15806            10879             15562
               16256             15633            10896             15443
               16798             16156            10913             15958
               16957             16378            10929             16109
               17352             16901            10946             16484
               17640             17567            10963             16758
               18033             17794            10979             17131
               18229             18206            10996             17318
               18935             18847            11012             17989
               19366             19385            11029             18398
               19355             19596            11041             18387
               19655             20372            11057             18672
               20177             20110            11077             19168
               20631             20770            11093             19600
               21273             21806            11109             20209
               21584             21902            11124             20504
               21240             21937            11139             20178
               20982             21898            11153             19933
               20080             21116            11168             19076
               20282             21401            11178             19268
               20268             21159            11197             19255
               20537             21747            11212             19510
               20608             21774            11227             19578
               20624             22155            11238             19593
               20956             22459            11253             19909
               20580             22411            11272             19551
               20595             22594            11283             19565
               20205             22976            11302             19195
               20381             23732            11317             19362
               20443             23650            11330             19421
               21359             24927            11344             20291
               22345             26462            11358             21227
               22677             25942            11372             21543
               22918             26083            11386             21772
               22855             26223            11398             21712
               22245             24884            11411             21133
               22421             25442            11420             21300
               22546             25752            11432             21419
               22662             25722            11449             21529
               22442             25431            11462             21320
               21689             24036            11475             20604
               21782             24032            11488             20693
               21801             24002            11501             20711
               22272             24866            11514             21158
               21822             24317            11527             20730
               22394             25073            11540             21274
               23010             25878            11553             21860
               22970             25992            11566             21821
               22827             26085            11580             21686
               23270             26685            11590             22106
               23492             26914            11604             22317

1987           23790             27488            11614             22600
               24473             28211            11637             23249
               25447             29194            11651             24175
               25812             30133            11666             24521
               25761             29906            11680             24473
               25824             29824            11694             24532
               25731             29899            11707             24444
               26556             30431            11721             25228
               26723             31337            11735             25387
               26711             31237            11749             25376
               27686             32104            11763             26302
               28013             32664            11773             26613
               28755             33448            11787             27317
               29185             34224            11806             27726
               30833             36351            11821             29292
               30839             37164            11835             29297
               30218             36208            11850             28707
               31372             37931            11861             29803
               31464             38100            11880             29891
               30587             36886            11895             29057
               29979             36743            11910             28480
               30162             37322            11926             28654
               30728             38457            11942             29191
               30827             38212            11958             29286
               30393             36723            11970             28873
               29911             35556            11986             28416
               29816             34569            12007             28325
               30413             35485            12023             28893
               29450             33632            12039             27978
               30239             35533            12055             28727
               30394             35045            12062             28875
               30732             36095            12086             29195
               30998             36610            12102             29448
               31613             37851            12118             30032
               31710             38340            12133             30124
               30945             37413            12150             29398
               31243             37069            12166             29681
               31407             37071            12178             29837
               31233             37658            12195             29671
               31550             37806            12218             29972
               31928             38836            12236             30332
               28532             33952            12246             27105
               26275             31225            12272             24962
               25409             31955            12290             24139
               25216             30458            12307             23955
               25947             32387            12323             24649
               25908             33163            12340             24613
               25489             32566            12356             24214
               25108             32339            12375             23853
               26057             33556            12394             24754
               26277             33832            12410             24963
               26169             33373            12427             24861

  1988         26159             33461            12439             24851
               25288             33109            12466             24023
               24995             33242            12483             23745
               24816             33990            12497             23576
               24735             34092            12516             23498
               24696             34087            12532             23461
               25571             34929            12548             24292
               25979             36165            12564             24680
               26397             37071            12573             25077
               26902             37619            12596             25557
               27252             37860            12612             25890
               27274             38392            12626             25910
               27092             38718            12640             25737
               27110             38763            12660             25754
               27308             39380            12676             25942
               27188             39439            12683             25829
               27200             39260            12709             25840
               27124             39659            12718             25768
               26324             38902            12742             25008
               26500             39014            12759             25175
               26757             38781            12776             25419
               27180             38641            12793             25821
               27439             39265            12811             26067
               27738             39579            12830             26351
               27240             38542            12845             25878
               26650             37096            12861             25318
               27503             37518            12885             26128
               27165             37652            12904             25807
               27103             37377            12923             25748
               27328             38218            12942             25962
               27441             38608            12961             26069
               26491             37077            12981             25167
               26636             37774            13001             25304
               26660             37101            13021             25327
               26333             35951            13040             25016
               27089             36667            13061             25735
               27159             36864            13082             25801
               27499             36913            13090             26124
               27390             37174            13117             26020
               27674             37439            13144             26291
               28120             38486            13164             26714
               29490             39502            13185             28016
               30041             40162            13206             28539
               30278             40754            13227             28764
               30506             41210            13248             28981
               31061             42372            13269             29508
               31597             43435            13290             30017
               31646             43219            13310             30064
               31984             43237            13335             30385
               31572             43043            13360             29993
               31516             42582            13384             29940
               31751             43139            13402             30164

1989           32038             43729            13419             30437
               32332             44464            13457             30716
               31546             44234            13480             29969
               32105             44584            13503             30500
               31712             43945            13520             30127
               32978             44839            13550             31329
               32911             45525            13574             31265
               32559             45130            13598             30931
               31680             44126            13615             30096
               31751             43989            13647             30164
               31706             43898            13673             30121
               31136             42643            13699             29579
               30976             43343            13718             29427
               31686             43930            13751             30102
               31581             43612            13777             30002
               31835             44087            13804             30244
               31522             43860            13830             29946
               31429             44120            13856             29858
               31790             44157            13882             30201
               30555             42753            13908             29027
               30264             41440            13934             28751
               30886             41686            13960             29342
               31166             41371            13985             29608
               30548             39946            14011             29021
               31729             40905            14036             30143
               32033             41512            14055             30431
               33515             42495            14088             31839
               34351             43578            14113             32634
               34834             43181            14138             33092
               35249             44586            14164             33486
               35738             46545            14189             33951
               35816             45891            14212             34026
               35574             44943            14236             33795
               35725             44788            14249             33939
               35589             44448            14283             33810
               35688             43615            14307             33903
               35177             43455            14332             33418
               35057             44015            14356             33304
               35603             45869            14373             33822
               35849             45366            14391             34057
               35607             43897            14430             33827
               34194             43999            14454             32485
               34651             44441            14479             32918
               34755             44156            14504             33018
               34273             43973            14528             32559
               35068             44461            14552             33314
               35282             44650            14576             33517
               36251             46188            14600             34438
               37244             47303            14624             35382
               37170             47635            14638             35312
               37234             47108            14673             35372
               38433             48524            14690             36511

1990           40029             48153            14715             38028
               39728             47721            14745             37742
               38442             46266            14769             36520
               37503             45598            14783             35628
               38727             46509            14813             36791
               39357             46705            14840             37390
               38329             46195            14863             36413
               37968             44714            14886             36069
               37826             43273            14909             35935
               38041             42205            14933             36139
               37771             40788            14957             35882
               37930             39309            14980             36034
               37861             39275            14997             35968
               37958             37815            15014             36060
               37815             38945            15051             35924
               37928             38848            15076             36032
               36940             38685            15100             35093
               36919             39202            15124             35073
               38028             40652            15148             36126
               38641             42200            15173             36709
               39328             42549            15198             37362
               39627             43098            15222             37645
               39881             42829            15236             37887
               40022             41967            15271             38021
               40108             41996            15295             38103
               40772             42381            15312             38734
               41883             43324            15329             39789
               42165             43343            15360             40057
               43130             44462            15388             40974
               42411             43088            15415             40290
               42739             43035            15436             40602
               39671             39749            15463             37687
               39770             40596            15479             37782
               37625             37907            15506             35744
               37875             38535            15526             35981
               38294             37821            15556             36379
               38236             38867            15576             36324
               37627             36895            15590             35746
               37134             34414            15620             35278
               37192             36108            15640             35333
               38041             37667            15675             36139
               38696             38781            15700             36762
               38972             39836            15724             37023
               38048             38808            15749             36146
               37523             38102            15759             35647
               37199             37941            15796             35339
               37287             37851            15810             35423
               37148             37558            15843             35291
               36028             36575            15867             34227
               37507             38791            15893             35632
               37403             38647            15919             35533
               35554             36753            15938             33776

1991           36275             37133            15964             34461
               35683             36478            15995             33899
               34786             35110            16018             33047
               36199             37099            16041             34389
               36658             38004            16064             34826
               38492             40016            16085             36567
               39318             41754            16106             37352
               38853             42168            16121             36910
               38537             42416            16145             36610
               38376             42007            16160             36457
               38012             41472            16190             36111
               37365             40361            16212             35497
               37447             39870            16227             35575
               38432             41591            16245             36511
               38238             41257            16274             36326
               38901             42161            16293             36956
               37233             40137            16301             35371
               37168             41095            16329             35309
               37504             40581            16350             35629
               37173             40509            16369             35315
               37309             40136            16387             35444
               37295             40632            16406             35430
               37219             40111            16414             35358
               36665             38906            16442             34832
               36581             38205            16461             34752
               36521             38236            16474             34695
               36609             37477            16489             34778
               36792             37761            16516             34953
               36891             38416            16535             35047
               37106             39277            16554             35250
               37179             39652            16567             35320
               37391             39736            16591             35521
               37123             39229            16609             35267
               36380             37861            16628             34561
               36990             38064            16646             35140
               37766             39240            16665             35878
               37950             39496            16672             36052
               38475             40125            16695             36551
               38255             40541            16713             36342
               39158             41683            16731             37200
               38751             41122            16753             36814
               39003             41039            16770             37053
               38511             41090            16777             36586
               39271             41403            16804             37307
               39770             41909            16811             37782
               39844             41766            16836             37852
               39844             40582            16852             37852
               39406             40061            16869             37436
               39307             39824            16885             37342
               39996             38931            16892             37996
               40432             39924            16917             38410
               41500             39551            16929             39425

1992           41955             41780            16946             39858
               42624             41721            16964             40493
               41439             39821            16977             39367
               42007             40941            16991             39906
               41894             40450            16997             39799
               41662             41029            17018             39579
               41564             40082            17032             39486
               40674             38687            17045             38640
               40943             39075            17058             38896
               41148             38748            17068             39091
               40795             37457            17077             38755
               40848             36752            17098             38806
               40792             37024            17108             38752
               40519             35745            17122             38493
               40905             34603            17139             38860
               40985             36746            17152             38936
               41029             36081            17166             38978
               41422             36950            17180             39350
               42005             37858            17189             39905
               42572             39052            17205             40443
               43019             39280            17210             40868
               43040             38382            17224             40888
               43720             39170            17235             41534
               43628             38683            17255             41447
               43937             37764            17268             41740
               44489             37171            17277             42265
               45561             38081            17290             43283
               46517             38221            17306             44191
               47043             38758            17319             44691
               46280             36231            17332             43966
               46784             36092            17337             44445
               47257             36715            17353             44894
               47741             34961            17368             45354
               47539             35225            17378             45162
               49139             37232            17389             46682
               50030             38756            17395             47529
               50042             39589            17411             47540
               46113             37501            17422             43808
               43417             38306            17430             41246
               47717             38272            17441             45331
               47206             37250            17449             44846
               46434             37497            17459             44112
               45350             36908            17475             43083
               44753             36549            17479             42516
               44445             36626            17496             42222
               44296             35644            17505             42081
               43375             35800            17517             41207
               43640             36176            17524             41458
               42808             36650            17532             40668
               43310             36867            17551             41145
               44109             37013            17565             41904
               43331             37536            17577             41164
               43346             36792            17589             41179

1993           43361             36742            17598             41193
               43225             35949            17615             41063
               44338             36491            17622             42121
               44892             36610            17636             42647
               43827             36747            17647             41636
               44205             37134            17657             41995
               45520             37557            17668             43244
               46429             37765            17678             44107
               47933             38480            17685             45536
               48321             39180            17699             45905
               46720             39292            17706             44384
               47627             39896            17716             45246
               48617             41280            17727             46186
               48662             43088            17740             46229
               50375             44242            17751             47856
               50382             43701            17761             47863
               50584             44568            17765             48054
               51284             45481            17780             48719
               51114             44553            17792             48559
               50844             44515            17801             48302
               51687             45757            17808             49103
               52124             46082            17823             49517
               51375             46206            17827             48806
               51459             45350            17844             48886
               50206             44035            17852             47696
               51339             45464            17862             48772
               51138             45048            17874             48581
               50766             45517            17886             48228
               50896             45559            17897             48351
               51724             46178            17907             49138
               53784             47873            17918             51095
               55487             48281            17928             52713
               57802             49572            17933             54912
               56829             48332            17950             53987
               58789             49448            17960             55849
               59841             49289            17971             56849
               59359             49272            17981             56391
               59122             47934            17990             56166
               61224             48437            17999             58163
               62459             49746            18013             59336
               64380             49830            18023             61161
               65591             49749            18034             62311
               64978             49348            18045             61729
               66037             49989            18049             62735
               65565             48128            18060             62287
               66903             48521            18076             63558
               65890             46900            18087             62596
               66704             47075            18091             63369
               69120             47489            18109             65664
               70364             47888            18121             66846
               74386             48659            18133             70666
               77036             48976            18142             73184

1994           77694             49355            18152             73809
               75887             49397            18168             72092
               76864             50624            18179             73020
               75649             50711            18185             71866
               76793             53459            18196             72953
               74299             51986            18211             70584
               73631             52279            18217             69950
               72904             52031            18226             69259
               70495             51935            18243             66970
               70608             51767            18255             67077
               70389             52633            18267             66869
               69177             51384            18278             65718
               69488             50871            18288             66013
               68311             50896            18304             64896
               67453             51992            18317             64080
               66609             51627            18322             63278
               67421             52410            18334             64050
               67333             51924            18354             63966
               66662             52181            18368             63329
               68131             52952            18381             64725
               68467             52476            18395             65044
               68078             52579            18409             64674
               66959             52911            18423             63611
               68181             53116            18434             64772
               69728             52361            18451             66242
               70579             53394            18464             67050
               70826             53561            18477             67285
               72266             54100            18490             68653
               71017             54571            18515             67466
               70390             53862            18531             66871
               70218             54808            18537             66707
               69519             54549            18555             66043
               69878             54791            18569             66384
               70947             55144            18593             67400
               69749             55143            18600             66262
               71142             54565            18626             67584
               71354             54226            18642             67786
               70830             54109            18659             67289
               71145             53658            18672             67588
               71002             52901            18689             67452
               71438             53922            18711             67866
               73493             54610            18729             69819
               73343             54138            18736             69676
               72772             54961            18764             69133
               72515             53743            18782             68890
               71354             53433            18792             67786
               71607             51938            18812             68026
               70769             52569            18833             67230
               70211             51900            18857             66700
               69797             51044            18878             66307
               69474             52069            18900             66000
               69405             52418            18915             65935

1995           68926             52302            18933             65479
               70448             52108            18964             66926
               70980             51867            18973             67431
               72183             50022            19006             68573
               72130             50934            19028             68523
               71862             50784            19050             68269
               72824             50975            19071             69183
               74985             51244            19093             71235
               76406             50547            19111             72586
               80280             52095            19136             76266
               81860             52115            19158             77767
               81246             51468            19180             77184
               82323             53077            19196             78206
               83273             53510            19224             79109
               81344             54533            19234             77277
               84467             55878            19269             80243
               83216             55634            19291             79055
               83529             56992            19313             79352
               83646             56738            19335             79464
               81238             55271            19357             77176
               82375             54640            19379             78257
               85324             55327            19392             81057
               86481             55959            19423             82157
               84735             54546            19445             80498
               85064             55187            19455             80810
               83610             54358            19483             79429
               84654             55367            19505             80421
               83882             57172            19527             79688
               83590             56656            19556             79410
               83797             57216            19579             79607
               83906             57126            19601             79711
               83988             56818            19610             79788
               81039             55969            19632             76987
               81064             55764            19665             77011
               81738             55121            19687             77651
               82631             55331            19708             78500
               82656             55824            19730             78523
               84434             55631            19739             80213
               84223             56057            19767             80012
               84507             56289            19783             80282
               84219             55254            19817             80008
               85352             55693            19832             81084
               87163             55552            19860             82805
               86712             54796            19882             82377
               87569             55394            19903             83191
               88690             55412            19925             84256
               89080             56450            19946             84626
               88536             56458            19967             84109
               90290             57513            19986             85776
               89011             57572            20005             84560
               89462             57763            20033             84989
               90600             59006            20048             86070

1996           91067             59379            20067             86514
               91323             59388            20097             86757
               91195             58994            20119             86635
               90940             58230            20140             86393
               89409             59278            20161             84938
               88303             59743            20178             83888
               88260             59600            20202             83847
               87665             59328            20213             83281
               87495             59461            20242             83120
               87324             59445            20262             82958
               84772             58318            20282             80534
               85793             59483            20291             81503
               85963             60225            20316             81665
               86729             60895            20333             82392
               85113             60855            20362             80857
               84857             60940            20382             80614
               85070             62148            20402             80817
               84177             62126            20414             79968
               83496             61447            20443             79321
               83369             61430            20463             79200
               82263             61175            20478             78150
               82858             60793            20504             78715
               83326             61097            20524             79160
               83113             61067            20545             78958
               83326             61691            20565             79160
               83581             61665            20580             79402
               84219             61401            20597             80008
               84262             60761            20627             80049
               85708             59813            20647             81423
               85368             58818            20668             81099
               87409             59988            20689             83039
               88983             60128            20710             84534
               88441             60473            20731             84019
               88995             61001            20745             84545
               88782             60867            20772             84343
               88014             59916            20793             83614
               87929             59854            20814             83533
               89634             61146            20814             85152
               89932             61748            20864             85436
               90913             61962            20870             86367
               91936             61376            20897             87339
               90700             61938            20918             86165
               90955             61576            20939             86408
               90913             61203            20960             86367
               93427             61887            20972             88756
               94706             62623            20995             89971
               96539             63684            21016             91712
               97690             63627            21042             92805
               97434             62691            21062             92562
               95559             62209            21084             90781
               94621             61691            21093             89890
               96753             61598            21120             91915

1997           99063             62776            21142             94110
               97823             61883            21170             92931
               100176            61630            21191             95167
               101118            60944            21204             96062
               100390            59729            21222             95371
               103214            60521            21256             98054
               105867            60876            21278             100574
               107023            60924            21300             101672
               107365            61935            21315             101997
               107408            61417            21334             102038
               107921            61614            21365             102525
               104327            61106            21387             99111
               105097            61487            21402             99842
               102530            60839            21424             97403
               105825            60018            21453             100533
               105482            60134            21476             100208
               107322            61629            21499             101956
               109291            62181            21512             103826
               112415            64524            21545             106794
               115196            66842            21568             109436
               113784            67541            21581             108095
               113827            67370            21614             108135
               114255            67019            21637             108542
               114854            68723            21660             109111
               114854            68874            21683             109111
               118448            70422            21699             112526
               119860            70190            21722             113867
               123498            70978            21752             117323
               128119            71580            21765             121713
               128333            71338            21798             121917
               130173            70794            21821             123665
               129959            69681            21841             123461
               127049            69385            21867             120697
               127113            68752            21890             120757
               121774            67178            21913             115685
               123625            66900            21936             117444
               121085            67075            21960             115030
               122420            67036            21983             116299
               125951            68973            21999             119653
               129998            69696            22023             123498
               129654            69951            22039             123171
               127501            68797            22076             121126
               126080            67692            22100             119776
               120224            64604            22110             114212
               121429            64837            22147             115358
               115961            61708            22171             110163
               119018            62740            22187             113067
               119448            62785            22211             113476
               123496            64445            22241             117321
               126424            64463            22252             120103
               127184            64790            22291             120825
               125075            62547            22309             118821
               127723            64068            22334             121337

1998           131044            63604            22367             124492
               127364            62346            22393             120996
               130056            65221            22418             123554
               129563            67218            22429             123085
               133692            69019            22455             127007
               133602            70002            22493             126922
               135801            69772            22517             129011
               137865            69942            22540             130972
               137551            71340            22564             130674
               139436            71454            22588             132464
               143610            72389            22605             136429
               146123            74339            22629             138817
               148097            73796            22653             140693
               150117            74818            22684             142611
               152989            76566            22709             145340
               149489            75233            22733             142014
               145180            72803            22753             137921
               150341            75127            22781             142824
               148008            74489            22806             140607
               147873            74650            22820             140479
               148187            73983            22848             140778
               150835            74164            22868             143293
               151284            73626            22889             143720
               148815            72581            22927             141375
               147604            72426            22945             140224
               150252            75333            22969             142739
               152989            76155            22993             145340
               157387            77243            23018             149518
               157073            76750            23042             149219
               155323            74872            23067             147557
               151688            72699            23091             144103
               149102            69742            23116             141646
               151698            71444            23140             144113
               147598            68157            23165             140218
               140583            67157            23189             133554
               138806            68301            23214             131866
               139171            67927            23238             132212
               135344            65297            23263             128577
               133704            63848            23287             127019
               131107            63862            23311             124552
               128055            66099            23334             121652
               126233            69436            23358             119921
               126278            68960            23381             119965
               128101            73398            23404             121696
               126233            71037            23428             119921
               128875            71968            23451             122431
               129695            74179            23474             123210
               129057            72558            23498             122604
               132337            74386            23523             125720
               130834            73760            23547             124292
               135025            76196            23572             128274
               135982            76674            23597             129183

1999           140036            80467            23620             133034
               132838            75872            23642             126196
               133021            78468            23665             126370
               130424            76494            23687             123903
               129650            76853            23709             123167
               126688            73939            23731             120354
               126142            74583            23753             119835
               127463            75554            23775             121090
               124593            73335            23797             118363
               124274            76636            23819             118060
               124411            78636            23842             118190
               122771            76467            23864             116632
               122315            78222            23886             116199
               122042            79895            23908             115940
               124365            81384            23930             118147
               121996            79252            23952             115896
               123727            81819            23974             117541
               123955            81047            23996             117757
               123226            80546            24018             117065
               121860            78460            24040             115767
               120994            77607            24062             114944
               120812            77888            24084             114771
               121586            80340            24107             115507
               121586            80558            24129             115507
               121040            80751            24151             114988
               120220            80264            24173             114209
               121996            82391            24197             115896
               119946            82152            24221             113949
               118762            82411            24245             112824
               116712            81536            24269             110876
               114070            82340            24293             108366
               112384            79578            24317             106765
               114525            82683            24341             108799
               115573            84064            24365             109794
               115527            84315            24389             109751
               116393            84561            24414             110573
               114616            84725            24439             108886
               113432            83566            24464             107760
               112339            82766            24489             106722
               113888            84964            24514             108193
               113842            84783            24539             108150
               113159            84199            24564             107501
               112703            84414            24589             107068
               117304            87108            24614             111439
               119217            88651            24639             113257
               121586            90040            24664             115507
               123454            89938            24689             117281
               126096            90456            24714             119791
               133339            92899            24745             126673
               128784            91541            24775             122345
               137166            94518            24806             130308
               144956            97084            24836             137708
               146505            98141            24845             139180


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[BAR CHART OMITTED]

                        1 Year    5 Years      10 Years     Since Inception
                        ------    -------      --------     ---------------
GAM International        6.99      15.96        14.10            19.61

GAM International
(after maximum sales
loan of 5%)              1.64      14.78        13.52            19.20

MSCI EAFE Index         27.30      13.15         7.35            16.45


ANNUAL PERFORMANCE - CLASS A

[BAR CHART OMITTED]

                                            GAM
                                  INTERNATIONAL
                       GAM              CLASS A            MSCI
             INTERNATIONAL       (AFTER MAXIMUM            EAFE
                   CLASS A    SALES LOAD OF 5%)           INDEX
YEAR                     %                    %               %
--------------------------------------------------------------------------------
1995                 30.09                23.59           11.55
1996                  8.98                 3.53            6.36
1997                 28.93                22.48            2.06
1998                  7.22                 1.85           20.33
1999                  6.99                 1.64           27.30


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.


                                       4
                                      ---
                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                    GAM
                                           International                 Average
                                   GAM           Class B      MSCI       1 Month
                         International    (with deferred      EAFE       Deposit
                               Class B      sales charge)    Index          Rate
31st Dec, 1999                US$32.31                    1,760.04
--------------------------------------------------------------------------------
                                     %              %            %             %
--------------------------------------------------------------------------------
Quarter to Dec, 1999             30.81          25.81        17.05          1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                   6.25           1.25        27.30          5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                 (2.04)         (4.50)       17.72          5.39
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                    GAM
                                           International                 Average
                                   GAM           Class C      MSCI       1 Month
                         International    (with deferred      EAFE       Deposit
                               Class C      sales charge)    Index          Rate

31st Dec, 1999                US$32.29                    1,760.04
--------------------------------------------------------------------------------
                                     %              %             %            %
--------------------------------------------------------------------------------
Quarter to Dec, 1999             30.83          29.83         17.05         1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                   6.32           5.32         27.30         5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                 (0.61)         (0.61)        19.30         5.40
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES
                                                    GAM
                                           International
                                          Class D (after                 Average
                                   GAM           maximum      MSCI       1 Month
                         International        sales load      EAFE       Deposit
                               Class D           of 3.5%)    Index          Rate

31st Dec, 1999                US$31.96           US$33.12  1,760.04
--------------------------------------------------------------------------------
                                    %               %             %            %
--------------------------------------------------------------------------------
Quarter to Dec, 1999            31.04           26.45         17.05         1.44
--------------------------------------------------------------------------------
Jan-Dec, 1999                    6.82            3.08         27.30         5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
2 years to Dec, 1999             6.97            5.08         23.77         5.47
--------------------------------------------------------------------------------
3 years to Dec, 1999            13.80           12.46         16.06         5.53
--------------------------------------------------------------------------------
Since inception*                13.88           12.94         14.34         5.52
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 18th September, 1995 for Class D shares.


THE COMMENT

     The fund returned a 6.99% (Class A) performance gain in 1999. Current holdings are benefiting from strong market trends. The difficult first-half performance was affected by bond holdings and other non-equity instruments (both of which we are unlikely to hold again given current market conditions). However this was more than compensated by the second-half performance, which was boosted by an increased exposure to growth sectors: we have invested in dominant mobile phone operators, such as Sonera in Finland, Mannesmann in Germany, NTT Docomo in Japan, and China Telecom. Prospects for growth in mobile subscribers and new products remain excellent. We increased the fund's exposure to the software and IT industries, such as Getronics in Holland which has now become a world leader in IT outsourcing, following its merger with Wang of the US and also Navision in Denmark and Hitachi Software in Japan which are leading software companies with excellent earnings growth. All benefit from increased demand for their products and services due to the rapid adoption of the Internet. We invested in telecom equipment companies (in addition to Nokia), such as Marconi (the old General Electric Co. of the UK, now a pure play on telecom equipment) and Matsushita Communication. Deregulation and innovation in telecoms is driving the demand for these companies' products.

     Overall,  for  these  industries  and  companies,   this  is  a  period  of
unprecedented strong earnings growth, and we are positioned to participate fully.

     Pharmaceuticals and consumer goods were two sectors which did not perform well this year. We are keeping a high exposure to growing pharmaceutical companies, as worries over political interference in the US healthcare system should dissipate next year and as more mergers/acquisitions are likely. We have reduced our holdings in the consumer goods industry, which is suffering from a lack of volume growth and a difficult pricing environment.

     Inflation remains low. This is a positive for equity investors.

     We will continue to be invested in stocks which possess the best combination of earnings growth and relative values, wherever they may be.


                                        5
                                       ---
                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 1999+

                                                              MARKET
                                                               VALUE
   HOLDINGS   DESCRIPTION                                       US$
--------------------------------------------------------------------------------

EQUITIES - 99.0%
              BELGIUM - 0.6%
    209,640   UCB                                            9,082,311
                                                            ----------
                                                             9,082,311
                                                            ----------
              CHINA - 3.3%
 *8,028,000   China Telecom (HK)                            50,087,863
                                                           -----------
                                                            50,087,863
                                                           -----------
              DENMARK - 1.6%
   *340,571   Navision Software                             24,635,013
                                                           -----------
                                                            24,635,013
                                                           -----------
              FINLAND - 8.2%
    *53,943   Comptel                                        3,791,302
    349,317   Nokia                                         63,276,329
    841,040   Sonera                                        57,596,200
                                                          ------------
                                                           124,663,831
                                                          ------------
              FRANCE - 8.8%
    131,228   AXA-UAP                                       18,277,284
    143,515   Carrefour                                     26,444,459
     92,162   Danone                                        21,702,851
     27,968   L'Oreal                                       22,417,968
     88,502   Pinault-Printemps-Redoute                     23,334,765
   *535,770   Sanofi-Synthelabo                             22,289,376
                                                          ------------
                                                           134,466,703
                                                          ------------
              GERMANY - 3.5%
     90,593   Beiersdorf                                     6,077,277
    195,874   Mannesmann                                    47,209,713
                                                          ------------
                                                            53,286,990
                                                          ------------
              HONG KONG - 0.6%
    412,500   Johnson Electric                               2,647,938
  2,400,000   Li & Fung New                                  6,020,454
                                                          ------------
                                                             8,668,392
                                                          ------------
              INDIA - 1.3%
     61,202   Infosys Technologies ADR                      20,196,660
                                                          ------------
                                                            20,196,660
                                                          ------------
              ISRAEL - 0.5%
    *37,134   Check Point Software                           7,380,383
                                                          ------------
                                                             7,380,383
                                                          ------------
              ITALY - 3.3%
  4,487,589   TIM                                           50,083,385
                                                          ------------
                                                            50,083,385
                                                          ------------
              JAPAN - 21.4%
     10,250   Bellsystem 24                                 11,237,275
     19,500   Fujitsu Support and Service                    9,562,940
      7,900   Hikari Tsushin                                15,852,584
     82,300   Hitachi Software Engineering                  12,003,426
    476,000   KAO                                           13,582,028
    156,200   Matsumotokiyoshi                              12,094,186
     63,000   Matsushita Communications Industrial          16,650,352
    597,000   Minebea                                       10,244,137
     40,000   Murata Manufacturing                           9,397,024
      1,219   NTT Mobile Communications Network             46,893,794
     11,900   OBIC                                           8,433,438
    305,900   ORIX                                          68,929,307
     59,700   Rohm                                          24,543,853
     42,600   Ryohin Keikaku                                 8,552,525
    122,000   Secom                                         13,434,808
     22,290   Shohkoh Fund                                   8,825,671
    729,000   Takeda Chemical                               36,036,120
                                                          ------------
                                                           326,273,468
                                                          ------------
              NETHERLANDS - 12.0%
    303,950   Aegon                                         29,333,900
    803,488   Fortis AMEV                                   28,907,098
    547,627   Getronics                                     43,647,471
    284,877   Heineken                                      13,881,335
    252,288   ING Groep                                     15,218,168
    377,580   Koninklijke Ahold                             11,167,543
    *94,810   Qiagen                                         7,155,903
    398,824   VNU                                           20,942,784
    384,638   Wolters Kluwer                                13,005,903
                                                          ------------
                                                           183,260,105
                                                          ------------
              SPAIN - 3.9%
 *3,777,456   Amadeus Global Travel Distribution            59,872,725
                                                          ------------
                                                            59,872,725
                                                          ------------
              SWEDEN - 6.8%
    914,593   Europolitan Holdings                          16,134,182
  1,434,196   Hennes & Mauritz B                            48,070,782
   *343,711   NetCom Systems B                              24,172,548
    870,902   Securitas B                                   15,773,128
                                                          ------------
                                                           104,150,640
                                                          ------------
              SWITZERLAND - 2.5%
      9,145   Novartis                                      13,427,753
      2,087   Roche Holding Genussscheine                   24,771,902
                                                          ------------
                                                            38,199,655
                                                          ------------
              UNITED KINGDOM - 20.7%
    751,131   Abbey National                                12,014,663
   *169,785   ARM Holdings                                  11,458,414
    447,840   AstraZeneca Group                             18,581,408
  1,155,281   Bank of Scotland                              13,420,764
    904,090   Capita Group                                  16,506,342
    282,308   CMG                                           20,785,618
  1,317,208   Compass Group                                 18,089,810
   *665,548   Energis                                       31,980,192
  1,523,835   Johnston Press                                 8,986,520
  1,036,905   Lloyds TSB Group                              12,975,411
    424,515   Logica                                        10,953,646
  1,423,084   Marconi                                       25,188,578
    232,092   Matalan                                        6,384,223
    844,410   Sage Group                                    10,307,386
    371,546   SEMA Group                                     6,687,419
    264,786   Serco Group                                    8,310,301
  1,834,057   Smithkline Beecham                            23,409,959
  3,715,039   WPP Group                                     58,883,431
                                                        --------------
                                                           314,924,085
                                                        --------------
TOTAL EQUITIES (COST $1,166,625,125)                     1,509,232,209
                                                        --------------


                                       6
                                      ---
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
--------------------------------------------------------------------------------

PREFERRED SHARES - 0.6%
              GERMANY - 0.6%
     28,427   Marschollek, Lautenschlaeger
                 und Partner Pfd                          8,582,253
                                                      -------------
TOTAL PREFERRED SHARES (COST $8,374,031)                  8,582,253
                                                      -------------
TOTAL INVESTMENTS (COST $1,174,999,156**) - 99.6%     1,517,814,462
NET CURRENT ASSETS - 0.4%                                 6,076,598
                                                      -------------
TOTAL NET ASSETS - 100.0%                             1,523,891,060
                                                      =============

*  Non-income producing security.

** Cost for federal income tax purposes is $1,208,348,709 (Note 5).

+ All securities have been segregated to collateralize forward exchange currency contracts and revolving demand note (Note 8).

Glossary of Terms:
ADR - American Depositary Receipt

See notes to financial statements.


GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 1999

[BAR CHARTS OMITTED]

FRANCE                   8.8%
JAPAN                   21.4%
NETHERLANDS             12.0%
SWEDEN                   6.8%
UNITED KINGDOM          20.7%
NET CURRENT ASSETS       0.4%
OTHER                   21.7%
FINLAND                  8.2%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 1999 (UNAUDITED)

TELECOMMUNICATIONS            25.1%
BUSINESS & PUBLIC SERVICES    13.6%
HEALTH & PERSONAL CARE        11.4%
MERCHANDISING                  8.9%
FINANCIAL SERVICES             7.7%
ELECTRICAL & ELECTRONICS       6.4%
OTHER                         26.5%
NET CURRENT ASSETS             0.4%


                                       7
                                      ---
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                                GAM GLOBAL FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OF JEAN-PHILIPPE CREMERS]

JEAN-PHILIPPE CREMERS JOINED GAM IN APRIL, 1992. HE IS THE INVESTMENT DIRECTOR RESPONSIBLE FOR GAM'S INTERNATIONAL/GLOBAL INVESTMENTS. PRIOR TO THIS HE ANALYZED THE JAPANESE AND US STOCK MARKETS AT THE TOKYO INVESTMENT INFORMATION CENTRE IN HONG KONG. MR. CREMERS IS A GRADUATE IN APPLIED MATHEMATICS FROM UNIVERSITE CATHOLIQUE DE LOUVAIN, BELGIUM AND HAS AN MBA FROM CORNELL UNIVERSITY, NEW YORK.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                     GAM
                                                  Global
                                          Class A (after                 Average
                                   GAM           maximum       MSCI      1 Month
                                Global        sales load       EAFE      Deposit
                               Class A            of 5%)      Index         Rate

31st Dec, 1999                 US$21.75          US$22.89   1,420.89
--------------------------------------------------------------------------------
                                      %                  %         %           %
--------------------------------------------------------------------------------
Quarter to Dec, 1999              24.64              18.41     16.96        1.44
--------------------------------------------------------------------------------
Jan-Dec, 1999                     14.23               8.52     25.34        5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
5 years to Dec, 1999              19.42              18.20     20.25        5.60
--------------------------------------------------------------------------------
10 years to Dec, 1999             12.82              12.24     11.98        5.39
--------------------------------------------------------------------------------
Since inception                   13.05              12.62     14.09        6.05
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       8
                                      ---
                        GAM GLOBAL FUND / FUND MANAGEMENT

[LINE CHART OMITTED]


                                 MSCI           Average       GAM Global Class A
             GAM Global          World          1 Month         (after Maximum
              Class A            Index        Deposit Rate     sales load of 5%)
             ---------           -----        ------------    ------------------
1986            10000            10000             10000             10000
                9971             9886.16           10016.7           9472.45
                9998             9975.95           10030.2           9498.1
                10014            10053.2           10043.6           9513.3
                10069            10215.3           10053.2           9565.55
                10304            10365             10066.7           9788.8
                10243            10166.1           10083.8           9730.85
                10261            10074.1           10093.3           9747.95
                10156            10239.6           10110.4           9648.2
                10143            10380.2           10123.7           9635.85
                10183            10376.2           10136             9673.85
                10610            10866.4           10148.4           10079.5
                10789            11316.2           10160.8           10249.5
                10834            11252.7           10173.2           10292.3
                10780            11236.6           10185.6           10241
                10604            11229.7           10196.7           10073.8
                10174            10623.2           10207.8           9665.3
                10264            10840.2           10215.8           9750.8
                10229            10867.9           10226.9           9717.55
                10382            10917.6           10241.8           9862.9
                10283            10878.8           10253.6           9768.85
                10045            10498.1           10265.3           9542.75
                9860             10582.5           10277.1           9367
                9895             10689.3           10288.9           9400.25
                10008            10907.2           10300.4           9507.6
                9904             10605.2           10311.8           9408.8
                10233            10994.7           10323.3           9721.35
                10533            11298.6           10334.8           10006.3
                10355            11275.7           10347.1           9837.25
                10263            11246.3           10359.5           9749.85
                10411            11379.1           10368.4           9890.45
                10469            11349.8           10380.8           9945.55

1987            10515            11753.4           10389.9           9989.25
                10743            12068             10410.2           10205.8
                10848            12411.8           10423.1           10305.6
                10874            12800.5           10436.1           10330.3
                10813            12828.8           10449             10272.3
                10836            12774.1           10461.2           10294.2
                10853            12945.9           10473.3           10310.3
                11025            13044.5           10485.5           10473.8
                11039            13376.2           10497.6           10487
                11064            13382.1           10510.3           10510.8
                11286            13666.2           10523             10721.7
                11208            13960.2           10532.1           10647.6
                11349            13998.3           10544.8           10781.5
                11409            14292.3           10561.4           10838.5
                11285            14596.2           10574.5           10720.8
                11490            14836.3           10587.5           10915.5
                11318            14550.8           10600.5           10752.1
                11690            15185.6           10610.2           11105.5
                11666            15201.5           10627.7           11082.7
                11456            14604.5           10641.3           10883.2
                11526            14752             10654.9           10949.7
                11603            14986.1           10668.5           11022.8
                11662            15348.8           10683.1           11078.9
                11850            15425.8           10697.7           11257.5
                11845            15100.7           10708.1           11252.8
                11673            14743.3           10722.7           11089.3
                11631            14611.1           10741.2           11049.5
                11826            14887.8           10755.4           11234.7
                11461            14401.2           10769.7           10888
                11641            15010             10784             11059
                11656            14942             10790.1           11073.2
                11826            15464.2           10812.2           11234.7
                11934            15551             10826.2           11337.3
                12056            15957.7           10840.2           11453.2
                12146            15860.7           10854.2           11538.7
                11840            15485.8           10869             11248
                11836            15408             10883.9           11244.2
                11905            15530.7           10894.5           11309.8
                11839            15701.9           10909.3           11247
                11921            15679.2           10929.8           11325
                12016            15750.3           10946             11415.2
                10789            13567.2           10955.3           10249.5
                9926             12409.4           10978.4           9429.7
                9765             12859.5           10994.7           9276.75
                9721             12356.8           11009.4           9234.95
                9979             12908.1           11024.2           9480.05
                9987             13083.3           11038.9           9487.65
                9743             12742.4           11053.7           9255.85
                9695             12788.1           11070.7           9210.25
                10028            13259.6           11087.6           9526.6
                10207            13416.2           11102.2           9696.64
                10113.2          13211.5           11116.7           9607.56

1988            10157.3          13442.9           11128             9649.48
                9838.55          13110.7           11151.7           9346.62
                9718.31          13088             11166.7           9232.4
                9645.51          13384.8           11179.6           9163.23
                9679.7           13456.7           11196.8           9195.72
                9716.1           13538.6           11211.1           9230.3
                10086.8          13816.3           11225.3           9582.41
                10272.1          14215.4           11239.5           9758.46
                10441.9          14526.2           11247.7           9919.85
                10617.3          14680.1           11268.2           10086.5
                10807.1          14736             11282.6           10266.7
                10780            14886.9           11295             10241
                10676.3          14779             11307.4           10142.5
                10799.7          14920.2           11325.8           10259.7
                10963.3          15192.7           11340.2           10415.2
                10855            14937.2           11346.4           10312.2
                10957.6          15023.2           11369             10409.7
                10909.2          15056.6           11377.2           10363.7
                10397.3          14735.4           11398.6           9877.49
                10374.3          14732.6           11413.9           9855.59
                10449.2          14723.3           11429.2           9926.76
                10807.7          14927.7           11444.5           10267.3
                10905.7          15181.7           11460.8           10360.4
                11094.7          15317.5           11477.1           10540
                10896.5          15090.8           11491.1           10351.7
                10751.2          14640.1           11505.1           10213.7
                11038.3          14775.6           11526.7           10486.3
                10828.5          14766.2           11543.7           10287
                10858.4          14710.6           11560.7           10315.5
                10910.3          14787.1           11577.6           10364.8
                11098.2          15074.7           11594.6           10543.3
                10675.2          14480.1           11612.4           10141.4
                10844.6          14638.9           11630.2           10302.4
                10858.4          14477             11648             10315.5
                10778.9          14189.2           11665.8           10240
                11031.3          14454.5           11684.2           10479.8
                11144.3          14567.8           11702.7           10587.1
                11309.1          14598.3           11710.6           10743.7
                11303.4          14652             11734.3           10738.2
                11502.8          14771.9           11758             10927.7
                11629.6          15091             11776.6           11048.1
                12027.3          15417.1           11795.2           11425.9
                12188.7          15677.1           11813.8           11579.2
                12245.1          15787.5           11832.5           11632.9
                12235.9          15794.8           11851.2           11624.1
                12248.6          15925.1           11869.9           11636.2
                12371.9          16305.3           11888.6           11753.3
                12496.4          16346.1           11907.3           11871.6
                12716.6          16426.9           11929.3           12080.8
                12565.6          16331.2           11951.3           11937.3
                12599            16258.7           11973.3           11969.1
                12688.9          16403             11989             12054.5

1989            12831.9          16594.1           12004.7           12190.3
                12971.3          16845.6           12038.1           12322.8
                12752.3          16876.8           12059             12114.7
                12932.1          17025             12079.9           12285.5
                12874.5          17019.3           12094.8           12230.8
                13299.8          17284.5           12122             12634.9
                13297.5          17369.1           12143.1           12632.7
                13124.6          17202.6           12164.3           12468.4
                12845.7          16871.8           12179.4           12203.4
                12899.9          16966.4           12208.7           12254.9
                12869.9          16997.3           12231.9           12226.4
                12712            16565.4           12255.2           12076.4
                12693.5          16780.9           12271.7           12058.9
                12907.9          17154.2           12301.6           12262.5
                12980.5          16970.3           12325             12331.5
                13159.2          17240             12348.5           12501.3
                13030.1          17180.4           12371.9           12378.6
                12950.6          17275.4           12395.4           12303.1
                13033.6          17239.2           12418.6           12381.9
                12747.7          17095.3           12441.7           12110.3
                12676.3          16786.4           12464.9           12042.5
                12893.9          16874.7           12488.1           12249.2
                13091.4          16922.5           12511             12436.8
                12961.3          16498.3           12533.9           12313.2
                13312.5          16691.2           12556.8           12646.9
                13450.9          16951.8           12573.2           12778.3
                13855.3          17135.1           12602.6           13162.6
                14101.3          17595.7           12625.3           13396.3
                14248            17597             12647.9           13535.6
                14471.5          18021.2           12670.6           13747.9
                14828.6          18648.2           12693.2           14087.2
                14872.4          18534.2           12714.3           14128.8
                14795.5          18264.4           12735.4           14055.7
                14796.7          18197.6           12747.4           14056.9
                14722.2          18222.3           12777.5           13986.1
                14745.8          17975.6           12799.2           14008.6
                14622.8          17864.5           12821             13891.7
                14533            18034.9           12842.7           13806.3
                14771.9          18507.6           12858.3           14033.3
                14935.1          18593.5           12873.8           14188.3
                14847.5          18203.9           12908.5           14105.2
                14321.3          17960.1           12930.7           13605.2
                14465.6          18103.7           12953             13742.3
                14465.6          18012.8           12975.2           13742.3
                14304.7          17922.1           12996.7           13589.5
                14503.4          18103.7           13018.1           13778.2
                14674.9          18183.1           13039.6           13941.1
                15020.2          18627.4           13061             14269.2
                15422.3          19014.1           13082.8           14651.2
                15371.4          19186.2           13095.2           14602.9
                15307.1          18880.8           13126.3           14541.8
                15576.2          19356.8           13141.9           14797.4

1990            16214.7          19440.3           13163.6           15404
                15963.7          19144.2           13191             15165.5
                15470            18593.5           13212.2           14696.5
                15033.2          18287.4           13224.2           14281.5
                15379.5          18490.4           13251.4           14610.6
                15647.5          18649.7           13275.3           14865.1
                15371.1          18473.3           13296.1           14602.5
                15221.4          17988.8           13316.9           14460.3
                15317.2          17689.2           13337.7           14551.3
                15402            17492.3           13358.8           14631.9
                15326.8          17117.8           13379.9           14560.5
                15411.7          16778             13401             14641.1
                15383.8          16798.3           13416.1           14614.6
                15474.7          16389.4           13431.2           14701
                15412.9          16711.2           13464.8           14642.2
                15472.3          16661.9           13486.4           14698.6
                15102.7          16464.1           13508             14347.5
                15114.8          16712.9           13529.6           14359
                15563.2          17180.2           13551.7           14785
                15929.1          17782.4           13573.7           15132.7
                16218.7          17978.5           13595.8           15407.8
                16326.6          18169.1           13617.8           15510.2
                16462.3          18167.6           13630.1           15639.2
                16544.7          17976.4           13660.9           15717.5
                16509.6          17866.6           13682.4           15684.1
                16838            17906.3           13697.8           15996.1
                17189.4          18259             13713.2           16329.9
                17299.7          18292.9           13740.9           16434.7
                17359            18664.5           13765.6           16491.1
                17326.3          18170.4           13790.2           16460
                17265.7          18131.7           13808.7           16402.4
                15896.4          16949.5           13832.6           15101.6
                16058.8          17224.3           13847.5           15255.8
                15148.7          16092.9           13871.4           14391.3
                15027.5          16389.9           13889.2           14276.2
                15273.5          16192.7           13916             14509.8
                15302.6          16434.6           13934.2           14537.5
                15093            15803.8           13946.3           14338.3
                14923.3          14944.7           13973.6           14177.2
                14670            15519.6           13991.7           13936.6
                14993.6          15742.4           14022.8           14243.9
                14958.5          16003.4           14044.8           14210.5
                15062.7          16538.8           14066.7           14309.5
                14756.1          16119.3           14088.7           14018.3
                14624            15972.6           14097.8           13892.8
                14567            16190.9           14130.9           13838.7
                14430.1          16107.7           14143             13708.6
                14358.6          16058.1           14173.2           13640.7
                14008.4          16034.9           14194.3           13308
                14476.2          16636.2           14217.8           13752.3
                14370.7          16597.4           14241.2           13652.2
                13743            16098.4           14258             13055.9

1991            13978.9          16190.7           14281.5           13279.9
                13639.5          15697.7           14308.7           12957.5
                13424.6          15419.8           14329.3           12753.4
                14004.9          16197.8           14349.8           13304.6
                14333.4          16635.9           14370.4           13616.7
                14850.7          17499.9           14389.2           14108.1
                15493.9          18179.2           14407.9           14719.2
                15209.2          18235.4           14421.4           14448.8
                15210.6          18132.9           14442.8           14450.1
                15228.4          18388             14456.4           14467
                14890.4          18220.8           14483.6           14145.8
                14556.4          17791.3           14502.6           13828.6
                14880.8          17797.5           14516.2           14136.8
                15311.9          18331.3           14532.6           14546.3
                15142.2          18144.9           14558.2           14385.1
                15472            18708.4           14575.6           14698.4
                14890.4          18024.2           14583             14145.8
                14828.8          18251.1           14608             14087.3
                14956.1          18076.2           14626.9           14208.3
                14579.7          17888.6           14643.4           13850.7
                14743.9          17929.7           14659.8           14006.7
                14930.1          18184.4           14676.3           14183.6
                14952            18099.8           14683.3           14204.4
                14697.4          17638.8           14709.1           13962.5
                14661.8          17415             14725.5           13928.7
                14481.2          17352.3           14737.2           13757.1
                14504.4          17191.7           14751.2           13779.2
                14582.4          17311.2           14775.1           13853.3
                14696            17583.3           14791.9           13961.2
                14672.8          17765.1           14808.7           13939.1
                14798.7          18046.1           14820.7           14058.7
                14841.1          18127.2           14842             14099
                14756.2          17976.4           14858.5           14018.4
                14529.1          17617.8           14875             13802.6
                14672.8          17775.9           14891.6           13939.1
                14627.6          18000.2           14908.1           13896.2
                14609.8          17975.8           14914.9           13879.3
                14607.1          18187.4           14935.4           13876.7
                14637.2          18288.8           14951.3           13905.3
                14809.6          18647.2           14967.2           14069.1
                14471.6          18296.6           14987             13748
                14693.3          18566.9           15002.2           13958.6
                14482.5          18506.5           15008.8           13758.4
                14711.4          18690.4           15032.7           13975.8
                14932.8          18790.7           15038.9           14186.2
                14883.5          18886.2           15061.6           14139.4
                14605.7          18229.5           15076             13875.4
                14322.4          18046.7           15090.4           13606.3
                14410            18057.8           15104.8           13689.5
                14660.4          17757.9           15111.1           13927.4
                14892.2          18134.4           15134.2           14147.5
                15363.2          18317.9           15144.6           14595.1

1992            15565.1          19264.8           15159.3           14786.8
                15748.2          19263.2           15175.7           14960.8
                15153.2          18799.1           15187.8           14395.5
                15420.8          19065.3           15200             14649.7
                15306.9          18787.2           15205.2           14541.6
                15383.8          19030.1           15224.4           14614.6
                15217.2          18811.8           15236.2           14456.3
                14719.7          18274.9           15248.1           13983.7
                14754.6          18510.3           15260             14016.8
                14684.8          18342.5           15268.4           13950.6
                14562.4          17881.6           15277             13834.3
                14530.1          17771.6           15296             13803.6
                14499.9          17816.3           15304.6           13774.9
                14518.6          17425.8           15316.7           13792.7
                14645.1          16931.7           15332.2           13912.8
                14617.8          17906             15344.4           13886.9
                14611.5          17601.1           15356.5           13880.9
                14543            17874.7           15368.6           13815.9
                14856            18223.7           15376.6           14113.2
                15001.5          18557.4           15391.1           14251.5
                15163.9          18605.1           15395.9           14405.7
                15056.1          18290.2           15408.7           14303.3
                15215.6          18565.1           15418.4           14454.8
                15293.2          18290.8           15436.3           14528.6
                15432.6          17951.8           15447.7           14661
                15569.2          17818.7           15455.9           14790.7
                15938.6          18251.9           15467.4           15141.6
                16197.2          18257.1           15482             15387.4
                16284.9          18513.7           15493.3           15470.7
                16111            17713.3           15504.6           15305.5
                16194.4          17881.7           15509.4           15384.6
                16261.9          18074.7           15524             15448.8
                16545.1          17499             15536.9           15717.8
                16530.7          17580.3           15546.6           15704.1
                17015            18038.4           15556.2           16164.3
                17290.9          18557             15561.8           16426.4
                17237.8          18753.1           15575.8           16375.9
                16016.2          18241.6           15585.7           15215.4
                15310.5          18406.8           15592.8           14545
                16491.9          18387.8           15602.6           15667.3
                16297.8          17866.1           15609.4           15483
                16030.5          18030.4           15618.6           15229
                15635.3          17981.5           15633             14853.5
                15409.7          17973.9           15636.9           14639.2
                15309            17958.9           15651.3           14543.6
                15241.5          17761.6           15659.3           14479.4
                14981.4          17805             15670.1           14232.3
                15013            18029.2           15676.8           14262.3
                14724.1          18190             15683.5           13987.9
                14890.8          18355.2           15701.2           14146.3
                15113.6          18315.4           15713.7           14357.9
                14816.1          18606.9           15724.3           14075.3
                14926.8          18387.8           15734.9           14180.4

1993            14866.9          18307.4           15742.6           14123.5
                14779.8          18051.1           15757.7           14040.8
                15215.3          18205.4           15764.6           14454.5
                15324.2          18332.3           15777             14557.9
                15075.9          18560.9           15786.6           14322.1
                15226.9          18667.2           15795.8           14465.5
                15480.9          18544.7           15805.1           14706.9
                15865.6          18744.5           15814.4           15072.3
                16253.2          19127.6           15821             15440.6
                16489.9          19460.7           15833             15665.4
                15894.9          19332.6           15839.6           15100.1
                16134.2          19506.5           15848.9           15327.5
                16504.4          19969.5           15858.2           15679.2
                16324.4          20297             15870.2           15508.2
                16967.5          20732.4           15879.5           16119.1
                16822.3          20513.4           15888.8           15981.2
                16802            20653.8           15892.8           15961.9
                17198.3          21051             15906.1           16338.4
                17170.7          20782.2           15916.6           16312.2
                16990.7          20850             15924.4           16141.2
                17349.3          21303.3           15930.9           16481.8
                17485.7          21415.8           15944             16611.4
                17135.9          21289.1           15948.1           16279.1
                17141.7          21091.8           15963.1           16284.6
                16796.2          20657.2           15970             15956.4
                17124.9          21207.8           15979.5           16268.7
                17092.9          20965.1           15990.3           16238.2
                16948.6          21234.6           16001             16101.2
                16816.5          21182.2           16010.4           15975.7
                17117.1          21373.4           16019.8           16261.2
                17799.3          21882.3           16029.2           16909.3
                18317.6          22024.8           16038.6           17401.7
                19118.9          22493.3           16042.6           18162.9
                18783.6          22215.6           16057.4           17844.4
                19507.9          22586.2           16066.8           18532.6
                19836            22397.8           16076.3           18844.2
                19786.7          22494.7           16085.7           18797.3
                19714.6          22006.4           16093.8           18728.9
                20543            22209             16101.9           19515.9
                21052.6          22601.3           16114             19999.9
                21647.8          22642.7           16123.5           20565.4
                21907.6          22710.6           16133             20812.2
                21634.1          22577.9           16142.4           20552.4
                21994.7          22746.6           16146.5           20895
                21929.4          22257.5           16155.9           20832.9
                22347.5          22402.3           16170.8           21230.1
                22036.8          21899.5           16180.3           20935
                22321.3          21953             16184.4           21205.3
                23183.7          22167.9           16200.5           22024.5
                23359.3          22198.9           16211.2           22191.3
                24523.6          22509.7           16221.8           23297.4
                25593.5          22669.2           16229.5           24313.8

1994            25788.1          22770.7           16238.6           24498.7
                25092            22900.8           16252.9           23837.4
                25657.4          23267.8           16262.6           24374.5
                25209.5          23257.4           16268.2           23949
                25417            24222.9           16278             24146.2
                24374.6          23611             16291.5           23155.8
                23877.4          23689.4           16296.8           22683.5
                23580            23590.9           16304.9           22401
                22875.5          23461.4           16319.6           21731.7
                22941.6          23459.1           16330.6           21794.5
                22723.8          23753.7           16341.5           21587.6
                22340.7          23401.8           16350.9           21223.7
                22614.1          22803.7           16360.3           21483.4
                22163.5          22886.7           16374.6           21055.3
                21753.4          23134.8           16385.8           20665.7
                21565.7          22930.4           16390.6           20487.4
                21639.2          23358.5           16401.7           20557.3
                21564.2          23239             16419.3           20485.9
                21262.2          23088.6           16431.5           20199.1
                21511.6          23558.5           16443.7           20436
                21794            23493.8           16455.9           20704.3
                21923.2          23573.7           16468.1           20827
                21445.5          23644.8           16481.3           20373.2
                21748.9          23735.3           16490.8           20661.5
                22330.2          23363.9           16505.9           21213.7
                22531.5          23555.4           16517.2           21404.9
                22780.3          23588.9           16529.1           21641.3
                22966.7          23799.9           16541.1           21818.3
                22452.3          23982             16563.2           21329.7
                22175.3          23804.2           16577.3           21066.6
                22002.2          24258.4           16583.3           20902.1
                21779.7          24181.8           16599.3           20690.7
                21918.1          24344.8           16611.2           20822.2
                22254.4          24517.4           16633.1           21141.7
                21990.7          24667.6           16639.1           20891.1
                22384.7          24431.2           16662.2           21265.5
                22608.9          24304.7           16677.3           21478.5
                22544.6          24156.2           16692.5           21417.4
                22668.2          24106.8           16703.3           21534.8
                22689.7          23689.4           16718.5           21555.2
                22498.4          24212             16738.7           21373.5
                23026            24485.5           16754.5           21874.7
                23118.3          24208.9           16761.3           21962.4
                22854.5          24528.8           16786.2           21711.8
                22758.9          24175.4           16802.1           21621
                22310.5          24087.9           16811.1           21195
                22538            23371.3           16829.3           21411.1
                22302.3          23644.1           16847.5           21187.2
                22111            23411.1           16868.9           21005.5
                22061.6          23250.1           16888.1           20958.5
                21791.3          23634             16907.3           20701.8
                21674            23747.1           16921             20590.3

1995            21593.7          23725.4           16937.5           20514
                21964.3          23683.2           16964.8           20866.1
                22116.6          23765.6           16973             21010.8
                22588.1          23212.9           17003             21458.7
                22594.2          23545             17022.1           21464.5
                22548.9          23732.5           17041.4           21421.5
                22742.5          23846.9           17060.8           21605.3
                23500.1          23928.2           17080.2           22325.1
                24125.9          23771.9           17096.8           22919.6
                25678.2          24153.5           17119.3           24394.3
                26320.5          24330.3           17138.9           25004.5
                26133.1          24232.3           17158.6           24826.5
                26532.5          24822.8           17172.7           25205.9
                26742.5          25008.8           17198             25405.4
                26116.7          25334.6           17206.4           24810.8
                27150.1          25660.5           17237.6           25792.6
                26769.3          25743.8           17257.3           25430.8
                26946.3          26296.6           17277.1           25599
                27004            26314.9           17296.8           25653.8
                26172.2          25967.6           17316.5           24863.6
                26635.5          25835.4           17336.1           25303.7
                27693.6          26130.1           17347.4           26308.9
                27893.3          26314.5           17375.6           26498.7
                27598.9          25982.3           17395.3           26219
                27901.6          26334.3           17403.8           26506.5
                27199.5          26103.1           17429.2           25839.6
                27666.9          26421.1           17449             26283.5
                27607.2          27240             17469             26226.8
                27384.8          26892.5           17494.8           26015.6
                27594.8          27256.2           17514.9           26215.1
                27448.7          27195.7           17535             26076.2
                27559.8          27140.2           17543.2           26181.8
                26497.5          26904.9           17562.3           25172.7
                26549            26786.9           17592.3           25221.6
                26734.4          26671.8           17611.5           25397.7
                27030.9          26917.5           17630.9           25679.4
                27247.2          27217.6           17650.3           25884.8
                27823.8          27324.7           17658.6           26432.7
                27572.6          27358.3           17683.6           26194
                27683.8          27475.4           17697.5           26299.6
                27650.8          27123.5           17727.9           26268.3
                28058.6          27421.1           17741.7           26655.7
                28400.5          27265.9           17766.5           26980.5
                28274.9          27136.1           17785.8           26861.1
                28526.1          27479.4           17805             27099.8
                28870.1          27529.7           17824.2           27426.6
                29051.3          27908.8           17843.4           27598.7
                29074            28079             17862.6           27620.3
                29716.5          28652.4           17879.3           28230.7
                29312.9          28665.6           17896             27847.2
                29121.3          28394.6           17921             27665.3
                29588.7          28918.4           17935             28109.2

1996            29830.6          29202.7           17951.7           28339.1
                29478.7          28756.5           17978.9           28004.7
                29566.7          28792.9           17997.9           28088.3
                29720.7          28859.1           18016.8           28234.6
                29324.7          29496.5           18035.8           27858.4
                29060.7          29891.9           18051.3           27607.7
                28928.7          29965.8           18072.1           27482.2
                28752.7          29750.9           18082.5           27315.1
                28686.7          29722.7           18108.4           27252.4
                28620.7          29899.6           18126.2           27189.7
                27828.7          29325.4           18144             26437.3
                28268.7          29880.3           18151.6           26855.3
                28290.7          30069.6           18174.5           26876.2
                28708.7          30431.1           18189.8           27273.3
                27960.7          29972.3           18215.5           26562.7
                27960.7          30172.2           18233.6           26562.7
                28158.7          30678.9           18251.7           26750.8
                27960.7          30785.8           18262.1           26562.7
                27520.8          30404.9           18288             26144.7
                27894.7          30799.4           18306.2           26500
                27564.8          30989.2           18319.2           26186.5
                27762.7          30686             18342.5           26374.6
                28114.7          31008.9           18360.7           26709
                27872.7          30828.3           18379             26479.1
                27850.7          30868.9           18397.2           26458.2
                28114.7          30919.3           18410.3           26709
                28422.7          31023.9           18425.9           27001.6
                28070.7          30519.4           18452.3           26667.2
                28312.7          29809.9           18470.9           26897.1
                28180.7          29379             18489.5           26771.7
                28884.7          29997.2           18508             27440.4
                29742.7          30515.9           18526.7           28255.5
                29709.4          30580.2           18545.3           28224
                29930            30796.8           18558.6           28433.5
                29731.5          30776.3           18582.6           28244.9
                29158            30349.2           18601.2           27700.1
                29488.9          30559.8           18619.8           28014.4
                29974.1          31228.4           18619.8           28475.4
                30238.8          31357.2           18665             28726.8
                30856.3          31736.4           18670.3           29313.5
                31121            31615             18694.5           29565
                30724            31950.2           18713.3           29187.8
                30856.3          31896             18732.1           29313.5
                30790.2          31667.9           18750.9           29250.7
                32201.8          32408.1           18761.3           30591.7
                32267.9          32734.8           18782.1           30654.5
                33106.1          33288.1           18800.3           31450.8
                33635.4          33501.2           18823.7           31953.6
                33458.9          33039.5           18841.9           31786
                32863.4          32797.1           18861.1           31220.3
                32400.3          32463.1           18869.3           30780.2
                33273.8          32845.1           18894             31610.1

1997            33507.2          33021.6           18913.2           31831.9
                33437.2          32954.1           18938.1           31765.3
                34394.6          33274             18957.5           32674.8
                35235.1          33486.6           18968.5           33473.4
                34674.8          32878.5           18985.2           32941
                35795.6          33246.5           19015.6           34005.8
                36752.9          33830.6           19035.1           34915.3
                37523.4          34049.8           19054.6           35647.3
                37266.6          34183             19068.5           35403.3
                37266.6          33980.7           19085.2           35403.3
                37243.2          34080.5           19113             35381.1
                35678.8          33547.7           19132.5           33894.9
                35678.8          33733             19146.4           33894.9
                34091            32746.3           19165.8           32386.4
                35305.2          32708.2           19191.8           33539.9
                35095.1          32831.1           19212.3           33340.3
                35655.4          33497.4           19232.8           33872.7
                36752.9          34241.8           19244.4           34915.3
                37710.2          35214.2           19273.7           35824.7
                38667.6          36279.7           19294.3           36734.2
                38364.1          36538.8           19306             36445.9
                38504.1          36641.8           19335.3           36578.9
                38457.4          36431.7           19355.9           36534.6
                39181.3          37515             19376.6           37222.2
                39905.1          37955.4           19397.2           37909.9
                40745.8          38388.2           19411.9           38708.5
                41072.6          38644.6           19432.6           39019
                41866.6          38946.2           19459.1           39773.2
                43968.1          39757.4           19470.9           41769.6
                44154.9          39653.3           19500.3           41947.1
                45252.3          39810.6           19521             42989.7
                45766            39660.7           19538.6           43477.7
                44201.6          38765.1           19562.2           41991.5
                44803.7          38927.5           19582.7           42563.6
                43260.4          37931.4           19603.3           41097.4
                43774.9          38163.5           19623.9           41586.1
                43120.1          38055.4           19644.7           40964.1
                43681.3          38512.5           19665.6           41497.2
                44523.1          39098.5           19680.4           42297
                45365            39518.5           19701.2           43096.7
                46113.2          40009.8           19716.2           43807.6
                45528.6          39493.9           19749.2           43252.2
                45061            39300.4           19770.3           42807.9
                42816.1          37432.2           19779.3           40675.3
                43517.6          37989.9           19812.3           41341.7
                41389.7          36357.7           19833.4           39320.2
                42769.3          37444             19848.5           40630.9
                43400.7          37600.2           19869.7           41230.7
                45131.1          38623.3           19896.8           42874.6
                45552            38493.4           19906.4           43274.4
                44902.3          38474.8           19941.4           42657.2
                43403.9          37169             19957.4           41233.7
                45216.5          38380.1           19979.7           42955.6

1998            45579            38117.2           20009             43300
                44708.9          37594.1           20032             42473.5
                45119.8          38667.6           20055             42863.8
                44829.8          39421.2           20064.9           42588.3
                46690.6          40557.2           20087.9           44356.1
                46980.6          41122.8           20122.1           44631.6
                47633.2          41294.2           20143.2           45251.5
                48261.5          41584.6           20164.3           45848.4
                47971.5          42051.7           20185.4           45572.9
                48527.3          42605.6           20206.9           46101
                49735.7          43216.4           20222.3           47248.9
                50170.7          44102             20243.8           47662.2
                51040.7          44121.9           20265.3           48488.7
                51185.7          44273.6           20293.1           48626.4
                52249.1          45144             20314.8           49636.6
                52249.1          45018.3           20336.4           49636.6
                50436.5          43585.2           20354.9           47914.7
                50895.7          44464.2           20379.8           48350.9
                51016.5          44559.9           20401.7           48465.7
                51209.9          44596.6           20414.2           48649.4
                50460.7          43858.5           20439.1           47937.7
                50315.7          43709.4           20457.8           47799.9
                51572.4          44187.2           20476.5           48993.8
                51451.5          43737.7           20510.5           48879
                52780.7          44229.1           20526             50141.7
                54085.8          45414.2           20547.7           51381.5
                55366.6          46063             20569.6           52598.3
                56405.8          46502.6           20591.6           53585.5
                55777.4          46132             20613.5           52988.6
                54279.1          44751.2           20635.4           51565.1
                52200.7          43295.7           20657.3           49590.7
                51884.7          42529.8           20679.2           49290.4
                52030.8          43251.3           20701.1           49429.3
                50666.7          42035.7           20723             48133.4
                47207.7          39848.8           20744.9           44847.4
                46866.7          40553.5           20766.8           44523.4
                47792.4          41216.3           20788.6           45402.7
                47768            40898.7           20810.5           45379.6
                46769.3          39511.1           20832.4           44430.8
                44747.5          38536.3           20853.5           42510.1
                43480.8          39882.8           20874.5           41306.8
                42384.7          42174.4           20895.5           40265.4
                42068            42011.6           20916.4           39964.6
                42847.5          44379.6           20937.4           40705.1
                43164.1          43717.9           20958.2           41005.9
                43700.1          44498.1           20979             41515
                44430.8          46094.4           20999.8           42209.3
                44382.1          45343.1           21020.8           42163
                45064.1          46078.8           21043             42810.9
                44625.7          45420.7           21065.2           42394.4
                46087.2          47533.7           21087.3           43782.9
                46209            47763.1           21109.5           43898.6

1999            47402.6          49791.6           21130.1           45032.5
                45794.9          47680.2           21150.1           43505.2
                46111.6          48882.9           21170.2           43806
                45916.7          48083.5           21190.2           43620.9
                46379.5          48745.8           21210.1           44060.6
                45015.4          46894.5           21229.8           42764.7
                45039.8          47149.3           21249.4           42787.8
                45624.4          48033.3           21269.1           43343.2
                44235.9          46910.3           21288.8           42024.1
                45210.3          49091.8           21308.6           42949.8
                45380.8          49899.4           21328.3           43111.8
                44674.4          48710.6           21348.1           42440.7
                45039.8          49647.8           21367.8           42787.8
                45478.2          50992             21387.7           43204.3
                45892.4          51529.8           21407.5           43597.7
                45356.5          51080.5           21427.3           43088.6
                45502.6          52046.9           21447.2           43227.5
                45332.1          51775.1           21466.9           43065.5
                45259            51903.5           21486.6           42996.1
                44918            50962             21506.2           42672.1
                43261.6          49882             21525.9           41098.5
                43675.7          49812.4           21545.6           41491.9
                44235.9          51035             21565.5           42024.1
                44211.6          51299.5           21585.4           42001
                44577            51380.2           21605.2           42348.1
                45648.8          52059.5           21625.1           43366.3
                45624.4          53184             21646.4           43343.2
                45307.7          53172.9           21667.9           43042.4
                44552.6          52843.6           21689.4           42325
                43383.4          52274.7           21711             41214.2
                41775.7          51326.8           21732.5           39686.9
                41142.4          50409.1           21754             39085.2
                42823.1          51940.8           21775.5           40682
                45259            53428.1           21797             42996.1
                44333.4          52388.6           21818.5           42116.7
                44966.7          52786.9           21840.7           42718.4
                43870.6          52328.4           21862.9           41677
                43651.3          51790.5           21885.1           41468.8
                42092.4          50712.4           21907.4           39987.7
                43846.2          52512.6           21929.7           41653.9
                43188.5          51616             21952.2           41029.1
                43675.7          51547             21974.6           41491.9
                43407.7          51823             21997.1           41237.4
                45453.9          53838.6           22019.5           43181.2
                45794.9          54653.7           22041.9           43505.2
                46574.4          55789.8           22064.3           44245.7
                47012.9          56082.6           22086.8           44662.2
                46379.5          55897.8           22109.2           44060.6
                48450.1          56912.3           22136.5           46027.6
                48060.3          56857.5           22163.8           45657.3
                50837.2          58288.6           22191.1           48295.4
                52639.8          59623.2           22218.4           50007.8
                52980.8          60033.4           22226.2           50331.8

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[BAR CHART OMITTED]

                              1 Year     5 Years    10 Years    Since Inception
                              ------     -------    --------    ---------------
GAM Global                    14.23       19.42      12.82           13.05

GAM Global (after maximum
  sales load of 5%)            8.52       18.20      12.24           12.62

MSCI World Index              25.34       20.25      11.98           14.09


ANNUAL PERFORMANCE - CLASS A

[BAR CHART OMITTED]

                                   GAM GLOBAL
                        GAM           CLASS A         MSCI
                     GLOBAL      (AFTER SALES        WORLD
                    CLASS A       LOAD OF 5%)        INDEX
YEAR                    %               %              %
--------------------------------------------------------------------------------
1995                  36.25           29.44          21.33
1996                  12.74            7.11          14.00
1997                  34.95           28.20          16.23
1998                   2.57           (2.56)         24.80
1999                  14.23            8.52          25.34


----------
Sources used agree the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on all the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and The United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.


                                       9
                                      ---
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                     GAM
                                                  Global                 Average
                                    GAM          Class B      MSCI       1 Month
                                 Global   (with deferred      EAFE       Deposit
                                Class B     sales charge)    Index          Rate

31st Dec, 1999                 US$21.66                    1,420.89
--------------------------------------------------------------------------------
                                      %               %           %            %
--------------------------------------------------------------------------------
Quarter to Dec, 1999              24.48           19.48       16.96         1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                   13.34            8.34       25.34         5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                   1.98           (0.51)      20.84         5.39
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                     GAM
                                                  Global                 Average
                                    GAM          Class C      MSCI       1 Month
                                 Global   (with deferred      EAFE       Deposit
                                Class C     sales charge)    Index          Rate

31st Dec, 1999                 US$21.63                    1,420.89
--------------------------------------------------------------------------------
                                      %               %           %            %
--------------------------------------------------------------------------------
Quarter to Dec, 1999              24.45           23.45       16.96         1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                   13.25           12.25       25.34         5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                   1.66            1.66       20.90         5.40
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                     GAM
                                                  Global
                                          Class D (after                 Average
                                   GAM           maximum      MSCI       1 Month
                                Global        sales load      EAFE       Deposit
                               Class D           of 3.5%)    Index          Rate

31st Dec, 1999                US$21.41          US$22.19   1,420.89
--------------------------------------------------------------------------------
                                     %                 %          %            %
--------------------------------------------------------------------------------
Quarter to Dec, 1999             24.55             20.19      16.96         1.44
--------------------------------------------------------------------------------
Jan-Dec, 1999                    13.94              9.96      25.34         5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
2 years to Dec, 1999              8.01              6.10      25.07         5.47
--------------------------------------------------------------------------------
3 years to Dec, 1999             16.29             14.91      22.05         5.53
--------------------------------------------------------------------------------
Since inception*                 15.94             14.97      20.21         5.51
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.

THE COMMENT

     The fund returned a double-digit performance gain in 1999. Current holdings are benefiting from strong market trends. The difficult first-half performance was affected by bond holdings and other non-equity instruments (both of which we are unlikely to hold again). However this was more than compensated by the second-half performance, which was boosted by an increased exposure to growth sectors: we have invested in dominant mobile phone operators, such as Sonera in Finland, Mannesmann in Germany, NTT Docomo in Japan, and China Telecom. Prospects for growth in mobile subscribers and new products remain excellent. We increased the fund's exposure to the software industry, where Microsoft has long been one of our favorites, but also other companies such as Citrix Systems, Veritas Software and Computer Associates have equally strong positions in the niches in which they operate. All benefit from increased demand due to the rapid adoption of the Internet. We invested in telecom equipment companies (in addition to Nokia), such as Marconi (the old General Electric Co. of the UK, now a pure play on telecom equipment) and Cisco Systems. Deregulation and innovation in telecoms is driving the demand for these companies' products.

     Overall,  for  these  industries  and  companies,   this  is  a  period  of
unprecedented strong earnings growth, and we are positioned to participate fully.

     Pharmaceuticals and consumer goods were two sectors which did not perform well this year. We are keeping a high exposure to growing pharmaceutical companies, as worries over political interference in the US healthcare system should dissipate next year and as more mergers/acquisitions are likely. We have reduced our holdings in the consumer goods industry, which is suffering from a lack of volume growth and a difficult pricing environment.

     Inflation remains low. This is a positive for equity investors.

     We will continue to be invested in stocks which possess the best combination of earnings growth and relative values, wherever they may be.


                                       10
                                      ---
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 1999

                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
--------------------------------------------------------------------------------
EQUITIES - 100.5%
              CHINA - 1.2%
   *166,000   China Telecom (HK)                   1,035,698
                                                 -----------
                                                   1,035,698
                                                 -----------
              FINLAND - 6.5%
     22,263   Nokia                                4,032,787
     26,292   Sonera                               1,800,531
                                                 -----------
                                                   5,833,318
                                                 -----------
              FRANCE - 6.2%
      6,035   AXA-UAP                                840,548
      7,872   Carrefour                            1,450,516
      4,995   Danone                               1,176,252
      1,182   L'Oreal                                947,441
      4,373   Pinault-Printemps-Redoute            1,153,001
                                                 -----------
                                                   5,567,758
                                                 -----------
              GERMANY - 1.2%
      4,664   Mannesmann                           1,124,121
                                                 -----------
                                                   1,124,121
                                                 -----------
              ITALY - 2.7%
    219,387   Telecom Italia Mobile                2,448,452
                                                 -----------
                                                   2,448,452
                                                 -----------
              JAPAN - 9.4%
      3,200   Hitachi Software Engineering           466,719
         60   NTT Mobile Communications Network    2,308,144
     16,900   ORIX                                 3,808,124
      1,600   Rohm                                   657,792
      4,000   Secom                                  440,486
     15,000   Takeda Chemical                        741,484
                                                 -----------
                                                   8,422,749
                                                 -----------
              NETHERLANDS - 6.4%
     16,051   Aegon                                1,549,066
     20,215   Fortis AMEV                            727,275
     19,795   Getronics                            1,577,719
     20,718   VNU                                  1,087,930
     23,171   Wolters Kluwer                         783,489
                                                 -----------
                                                   5,725,479
                                                 -----------
              SPAIN - 0.9%
    *50,638   Amadeus Global Travel Distribution     802,613
                                                 -----------
                                                     802,613
                                                 -----------
              SWEDEN - 2.4%
     25,955   Hennes & Mauritz B                     869,949
    *18,798   NetCom Systems B                     1,322,028
                                                 -----------
                                                   2,191,977
                                                 -----------
              SWITZERLAND - 1.4%
        107   Roche Holding Genusscheine           1,270,050
                                                 -----------
                                                   1,270,050
                                                 -----------
              UNITED KINGDOM - 3.9%
    *20,840   Energis                              1,001,381
     65,734   Lloyds TSB Group                       822,569
     26,292   Marconi                                465,368
     74,554   WPP Group                            1,181,682
                                                 -----------
                                                   3,471,000
                                                 -----------
              UNITED STATES - 58.3%
    *15,456   America Online                       1,165,962
     16,789   American International Group         1,815,311
     30,626   Amgen                                1,839,474
     17,711   Automatic Data Processing              954,180
    *23,207   BMC Software                         1,855,110
     29,760   Bristol-Myers Squibb                 1,910,220
    *22,909   Cisco Systems                        2,454,127
    *18,944   Citrix Systems                       2,330,112
    *14,729   Clear Channel Communications         1,314,563
     28,675   Colgate-Palmolive                    1,863,875
     33,100   Computer Associates International    2,314,931
    *31,462   Dell Computer                        1,604,562
     *7,667   EMC                                    837,620
     49,000   Freddie Mac                          2,306,062
    *28,795   Fiserv                               1,103,208
     17,416   Home Depot                           1,194,085
     25,541   IMS Health                             694,396
     25,136   Intel                                2,069,007
      9,818   Johnson & Johnson                      914,301
     11,252   Linear Technology                      805,221
     16,749   Lucent Technologies                  1,253,035
     28,042   McDonald's                           1,130,443
     22,901   Medtronic                              834,455
     13,783   Merck                                  924,322
    *31,509   Microsoft                            3,678,676
     10,121   Omnicom Group                        1,012,100
    *31,670   Oracle                               3,549,019
     18,613   Schering-Plough                        785,236
     19,449   Siebel Systems                       1,633,716
    *32,511   Starbucks                              788,392
    *20,572   Tellabs                              1,320,465
    *10,855   Veritas Software                     1,553,622
     *6,706   Vitesse Semiconductor                  351,646
     14,903   Wal-Mart Stores                      1,030,170
     14,849   Warner-Lambert                       1,216,690
                                                 -----------
                                                  52,408,314
                                                 -----------
TOTAL EQUITIES (COST $70,284,235)                 90,301,529
                                                 -----------
TOTAL INVESTMENTS (COST $70,284,235**) - 100.5%   90,301,529
NET CURRENT LIABILITIES - (0.5)%                    (489,347)
                                                 -----------
TOTAL NET ASSETS - 100.0%                         89,812,182
                                                 ===========

*  Non-income producing security.

** Cost for federal income tax purposes is $71,791,223 (Note 5).

See notes to financial statements.


                                       11
                                      ---
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 1999

[PIE CHART OMITTED]

FINLAND                        6.5%
FRANCE                         6.2%
NET CURRENT LIABILITIES       -0.5%
JAPAN                          9.4%
NETHERLANDS                    6.4%
SWEDEN                         2.4%
UNITED KINGDOM                 3.9%
UNITED STATES                 58.3%
OTHER                          7.4%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 1999 (UNAUDITED)

[PIE CHART OMITTED]

NET CURRENT LIABILITIES           -0.5%
BUSINESS & PUBLIC SERVICES        22.7%
TELECOMMUNICATIONS                12.8%
HEALTH & PERSONAL CARE            12.7%
ELECTRICAL & ELECTRONICS           8.0%
ELECTRONIC COMP. & INSTRUMENTS     7.9%
DATA PROCESSING & REPRODUCTION     7.9%
OTHER                             28.5%


                                       12
                                      ---
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

                                GAM EUROPE FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OF JOHN BENNETT]

JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR. BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                        GAM
                                                     Europe
                                             Class A (after              Average
                                      GAM           maximum       MSCI   1 Month
                                   Europe        sales load     Europe   Deposit
                                  Class A            of 5%)      Index     Rate

31st Dec, 1999                   US$13.08          US$13.77   1,525.77
--------------------------------------------------------------------------------
                                        %                 %          %         %
--------------------------------------------------------------------------------
Quarter to Dec, 1999                27.94             21.55      17.47      1.44
--------------------------------------------------------------------------------
Jan-Dec, 1999                       16.21             10.40      16.23      5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
3 years to Dec, 1999                17.95             15.95      23.00      5.53
--------------------------------------------------------------------------------
5 years to Dec, 1999                18.37             17.17      22.54      5.60
--------------------------------------------------------------------------------
Since inception                      8.15              7.60      14.54      5.38
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       13
                                       --
                       GAM EUROPE FUND / FUND MANAGEMENT

                                  MSCI           Average      GAM Europe Class A
             GAM Europe          Europe         1 Month        (after Maximum
              Class A            Index        Deposit Rate    sales load of 5%)
             ---------           ------       ------------    -----------------
1990            10000            10000             10000              10000
                10002            10275             10009.5            9501.9
                9984             10139.1           10025.5            9484.8
                9680             9748.57           10050.8            9196
                9715             9988.52           10057.7            9229.25
                10099            10277.8           10073.8            9594.05
                9930             9992.54           10089.6            9433.5
                10103            10045.4           10105.4            9597.85
                9908.06          9683.9            10121.2            9412.66
                10048            9672.75           10137              9545.6
                10168            9639.52           10153.1            9659.6
                10324            9846.59           10169.1            9807.8
                10308            9828.64           10192              9792.6
                10300            9739.98           10208.1            9785
                10363            9941.28           10217.2            9844.85
                10332            9973.32           10233.6            9815.4
                10158            9791.55           10250              9650.1
                10200            9642.67           10266.5            9690
                10409            10105.3           10282.9            9888.55
                10444            10278.4           10299.6            9921.8
                10572            10342.1           10316.4            10043.4
                10530            10334             10333.2            10003.5
                10459            10450.5           10359.3            9936.05
                10340            10351.6           10366.3            9823
                10518            10459.5           10382.7            9992.1
                10591            10742.4           10406.1            10061.5
                10820            10882             10422.4            10279
                10777            10993.6           10443.5            10238.2
                10755            11133.6           10448.2            10217.2
                10906            11117.1           10464.5            10360.7
                10874            11117.9           10480.9            10330.3
                10203            10618.2           10497.3            9692.85
                10009            10491.7           10524.5            9508.55
                9658             10227.7           10529              9175.1
                9660             10227.9           10556.2            9177
                9359             10058.6           10560.7            8891.05
                9346             9938.37           10576.6            8878.7
                9306             9824.65           10599.6            8840.7
                9061             9166.49           10615.7            8607.95
                8993             9317.26           10631.8            8543.35
                9020             10020.8           10641              8569
                8870             9803.47           10657.7            8426.5
                8961             9964.54           10674.4            8512.95
                8856             9846.78           10691.1            8413.2
                8953             9812.89           10714.7            8505.35
                8920             9793.33           10723.9            8474
                8801             10027.5           10749.1            8360.95
                8594             9948.37           10756              8164.3
                8364             9920.5            10772              7945.8
                8570             10307             10788              8141.5
                8416             9990.44           10805.9            7995.2
                8105             9490.51           10831.4            7699.75
                8393             9708.71           10849.2            7973.35

1991            8216             9387.77           10859.4            7805.2
                8172             9148.61           10875              7763.4
                8341             9641.4            10890.7            7923.95
                8299             9836.85           10906.3            7884.05
                8508             10200.3           10921.9            8082.6
                8696             10752.3           10936.2            8261.2
                8568             10923.1           10960.6            8139.6
                8447             10935.6           10964.7            8024.65
                8264             10781.8           10987.2            7850.8
                8283             10875.6           10993.4            7868.85
                8190             10646.9           11007.9            7780.5
                8037             10199.1           11028.6            7635.15
                8212             10230.7           11043.1            7801.4
                8279             10542.8           11051.3            7865.05
                8345             10687.7           11064.6            7927.75
                7944             10014.2           11083.5            7546.8
                7895             9941.99           11091.1            7500.25
                7945             10145             11104.3            7547.75
                7946             10228.6           11116.8            7548.7
                7968             10107.1           11129.4            7569.6
                7972             10361.5           11141.9            7573.4
                8007             10312.3           11159.7            7606.65
                7911             10163.7           11166.9            7515.45
                7883             9951.08           11179.3            7488.85
                7755             9802.46           11197.1            7367.25
                7722             9597.92           11209.6            7335.9
                7666             9544.09           11216.7            7282.7
                7715             9860.44           11229.5            7329.25
                7767             10089             11242.2            7378.65
                7751             10131             11262.3            7363.45
                7757             10312.4           11267.8            7369.15
                7715             10233.2           11280.3            7329.25
                7133             9361.96           11292.9            6776.35
                7633             10289.1           11305.5            7251.35
                7702             10440.7           11318              7316.9
                7978             10608.3           11335.8            7579.1
                8010             10627.3           11347.8            7609.5
                7995             10612.2           11359.9            7595.25
                7942             10704.7           11372              7544.9
                7906             10493.2           11378.9            7510.7
                7795             10297.8           11390.5            7405.25
                7817             10376.7           11407.1            7426.15
                7660             10227.1           11413.7            7277
                8051             10632.6           11430              7648.45
                8056             10698.9           11436.3            7653.2
                8080             10674.4           11447.2            7676
                8016             10540             11458.2            7615.2
                7817             10248.9           11469.1            7426.15
                7930             10391.4           11484.9            7533.5
                7912             10492.6           11491.2            7516.4
                8231             10560.6           11508.7            7819.45
                8318.2           10878.9           11518.3            7902.29

1992            8431.33          11173.5           11524.7            8009.77
                8252.4           10853.8           11533.9            7839.78
                8210.36          11069.6           11543.2            7799.85
                8073.47          11016.9           11556.4            7669.8
                8145.69          11069.2           11561.7            7738.41
                8284.74          11288.9           11570.9            7870.5
                7991.55          10939.5           11580              7591.97
                7917.18          10951             11589              7521.32
                8004.49          11106.1           11604.4            7604.26
                7925.04          10853             11610.9            7528.79
                7825.69          10634.7           11616.2            7434.41
                7767.36          10556.8           11629.3            7378.99
                7813.81          10673.5           11638.5            7423.12
                7874.31          10789             11643.7            7480.59
                7889.43          11046             11652.9            7494.96
                7911.04          11102.4           11662.2            7515.49
                7876.47          11307.8           11671.4            7482.64
                7923.07          11413.2           11686.7            7526.92
                8044.32          11713.1           11689.1            7642.11
                8223             11897.6           11701.3            7811.85
                8175.62          11880.3           11711.1            7766.84
                8139.82          11938.2           11718.4            7732.83
                8173.46          11805.9           11723.3            7764.79
                8181.27          11708.9           11732              7772.21
                8202.72          11562             11745.7            7792.58
                8489.45          11748.6           11753.1            8064.98
                8596.5           11725.6           11758.1            8166.67
                8715.86          11837.5           11766.7            8280.07
                8649.96          11598.1           11775.3            8217.46
                8695.33          11127.2           11787.6            8260.57
                8662.93          11387.1           11798.7            8229.78
                8861.7           11122.4           11801.1            8418.62
                8803.36          11170             11808.5            8363.2
                9251.69          11252.1           11815.8            8789.1
                9176.07          11289.3           11826.3            8717.26
                9238.73          11500.7           11830.5            8776.79
                8774.2           11131.1           11838              8335.49
                8376.46          10820.9           11850.9            7957.64
                8553.82          10811.3           11856.3            8126.12
                8964.33          10522.9           11863.6            8516.11
                8534.37          10488.6           11870.5            8107.65
                8505.2           10358.5           11874.5            8079.94
                8136.82          10421.3           11884.5            7729.98
                7979.1           10234.8           11888.5            7580.14
                7893.75          10209.4           11895.4            7499.06
                7924             10240.8           11902.5            7527.8
                7926.16          10136.9           11914.8            7529.85
                7906.72          10336.2           11919.9            7511.38
                8074.16          10608.3           11923.9            7670.45
                8162.75          10457.4           11933.4            7754.61
                8144.38          10714.8           11946.8            7737.16
                7968.29          10591.9           11956.3            7569.88

1993            7866.96          10486.8           11964.8            7473.61
                7893.82          10522.2           11969              7499.13
                8077.02          10645.3           11980.5            7673.17
                8205.45          10814.4           11983.6            7795.18
                7937.7           10534.1           11990.9            7540.82
                8023.68          10660.3           11998.2            7622.5
                7928.99          10540.5           12005.3            7532.54
                8090.08          10812.8           12012.3            7685.57
                8207.62          10879.2           12023.4            7797.24
                8279.46          11017.7           12026.4            7865.49
                8219.6           10897.8           12038.5            7808.62
                8271.31          10972.5           12045.6            7857.74
                8315.38          11075.1           12050.6            7899.61
                8266.4           11257.3           12054.7            7853.08
                8343.67          11377.6           12061.8            7926.49
                8397.01          11420             12068.8            7977.16
                8414.42          11679.6           12079              7993.7
                8284.9           11477.8           12084              7870.66
                8213.07          11473.1           12090.1            7802.41
                8227.22          11446             12097              7815.85
                8195.65          11329.7           12108              7785.87
                8357.82          11661.6           12110.9            7939.93
                8277.28          11432.9           12121              7863.42
                8370.88          11622.2           12125.2            7952.34
                8260.96          11298.9           12137.6            7847.91
                8305.58          11335.7           12142.8            7890.3
                8271.84          11340.6           12147              7858.25
                8402.45          11277.3           12154.1            7982.33
                8416.6           11473.9           12161.2            7995.77
                8479.72          11444.6           12168.3            8055.74
                8654.96          11618.6           12175.5            8222.21
                8783.39          12008.8           12182.6            8344.22
                8858.49          12018.4           12192.8            8415.56
                8885.7           12337.2           12196.9            8441.41
                9056.58          12529.5           12204.1            8603.75
                9013.04          12731.3           12211.2            8562.39
                8890.05          12733.6           12218.4            8445.55
                8887.87          12577.8           12225.6            8443.48
                8878.08          12518.2           12235.8            8434.17
                8887.87          12661.3           12241              8443.48
                9092.49          13051.6           12247.1            8637.87
                9116.44          13035.5           12254.3            8660.62
                9218.75          13065             12261.5            8757.81
                9142.56          12923.3           12271.8            8685.43
                8951             12665.2           12279              8503.45
                8964.06          12734.1           12283.1            8515.86
                8862.84          12491             12290.3            8419.7
                8956.44          12634.6           12300.6            8508.62
                9191.54          13223             12304.7            8731.96
                9309.09          13374.5           12312.8            8843.63
                9514.79          13531.9           12320.9            9039.05
                9797.78          13955.5           12332.5            9307.89

1994            9782.54          13815.4           12340.6            9293.41
                9992.6           14003             12345.3            9492.97
                9875.05          13825.4           12352.7            9381.3
                10043.8          13990.5           12364.3            9541.57
                10268            14431.9           12371.7            9754.57
                9991.51          13975.3           12374.9            9491.94
                9941.45          13818.6           12386              9444.37
                10073.1          13904.3           12392.2            9569.48
                9934.92          13924.7           12396.2            9438.17
                9857.64          13880.7           12403.3            9364.76
                9848.93          13913.7           12411.7            9356.49
                9802.13          13676.9           12420              9312.02
                9710.7           13697.5           12431.9            9225.17
                9563.77          13330.7           12437.9            9085.58
                9730.3           13744.7           12445.1            9243.78
                9655.2           13605.2           12457.3            9172.44
                9642.14          13720.6           12465.8            9160.03
                9919.68          14186.6           12470.6            9423.69
                9737.91          13778.9           12479.1            9251.02
                9865.26          13941.6           12488.4            9371.99
                9982.8           14016.1           12497.7            9483.66
                9755.33          13519             12507              9267.56
                9650.84          13508.5           12516.2            9168.3
                9648.67          13514.8           12533.5            9166.23
                9457.11          13259.8           12540.6            8984.25
                9429.9           13327.2           12550.7            8958.4
                9404.86          13427.4           12562.5            8934.62
                9739             13848.4           12571.7            9252.05
                9888.11          14119.7           12577.8            9393.71
                9847.84          14065.1           12588.5            9355.45
                9937.09          14221             12603.8            9440.24
                10085.1          14424.7           12615.9            9580.86
                9940.36          14178.1           12625              9443.34
                10050.3          14346.5           12631              9547.77
                10091.6          14463.5           12646.1            9587.06
                10150.4          14557.4           12652.2            9642.9
                10068.8          14380.8           12663.7            9565.35
                9953.42          14188.9           12675.2            9455.75
                9752.06          13959.3           12691.7            9264.46
                9681.32          13775.1           12703.2            9197.25
                9748.8           13943.3           12709.8            9261.36
                10093.8          14593.6           12721.8            9589.13
                9908.79          14345.4           12739              9413.35
                10026.3          14563.6           12745.9            9525.02
                9889.2           14299.3           12758              9394.74
                9795.6           14261.2           12776.9            9305.82
                9696.56          14200.6           12787.3            9211.73
                9498.47          13933             12794.2            9023.54
                9477.79          13948.8           12806.3            9003.9
                9290.58          13575.9           12820.8            8826.05
                9329.76          13819.4           12835.4            8863.28
                9347.18          13961.5           12856.3            8879.82

1995            9416.84          14089.8           12870.8            8945.99
                9392.89          13949             12879.2            8923.25
                9520.23          14222.2           12899.9            9044.22
                9428.81          13933.3           12908.2            8957.37
                9484.32          14036.5           12922.7            9010.1
                9435.34          14182             12937.2            8963.57
                9475.61          14322             12952              9001.83
                9491.94          14383.4           12966.7            9017.34
                9515.88          14323.9           12981.4            9040.09
                9757.51          14706.9           12996.2            9269.63
                9489.76          14244.2           13011.1            9015.27
                9579.01          14565.4           13026.1            9100.06
                9601.86          14631.3           13047.4            9121.77
                9782.54          14927.3           13060.2            9293.41
                9718.32          14960.5           13077.4            9232.41
                10106.9          15303.7           13086              9601.54
                9868.52          15288.7           13101              9375.1
                9981.72          15464             13116              9482.63
                10216.8          15777             13131.1            9705.97
                10043.8          15461             13146              9541.57
                10020.9          15330.2           13161              9519.85
                10265.8          15814             13184.5            9752.5
                10346.3          16067.2           13190.9            9829.01
                10282.1          15873.1           13205.9            9768.01
                10302.8          16020.2           13227.4            9787.65
                10314.8          15960.1           13242.4            9799.03
                10396.4          16071.8           13255.3            9876.58
                10598.8          16470.4           13272.5            10068.9
                10659.8          16583.9           13281.3            10126.8
                10712            16600.2           13296.5            10176.4
                10832.8          16778.4           13311.8            10291.2
                10806.7          16795             13333.3            10266.4
                10623.9          16357             13347.8            10092.7
                10659.8          16333.6           13356.1            10126.8
                10658.7          16240.1           13370.7            10125.8
                10682.7          16285             13385.2            10148.5
                10757.8          16398.5           13400              10219.9
                10803.5          16341             13421.1            10263.3
                10679.4          16505.1           13435.8            10145.4
                10690.3          16620.7           13450.6            10155.8
                10677.2          16529.4           13459              10143.3
                10729.5          16589.2           13484.2            10193
                10555.3          16392.4           13488.4            10027.5
                10577.1          16413.8           13503              10048.2
                10684.8          16546.5           13517.7            10150.6
                10582.5          16479.5           13532.3            10053.4
                10691.3          16812.3           13546.9            10156.8
                10696.8          16856.5           13561.5            10162
                10638            16714.8           13576.1            10106.1
                10705.5          16771.7           13597.2            10170.2
                10666.3          16728.9           13605.7            10133
                10851.3          16936.2           13626.8            10308.8

1996            10999.8          17213.7           13641.6            10449.8
                11087.5          17441.2           13650.1            10533.1
                11098.4          17210.3           13664.5            10543.5
                11328.5          17201.2           13678.9            10762.1
                11350.4          17034             13693.3            10782.9
                11361.4          17402.3           13707.7            10793.3
                11405.2          17381.6           13721.5            10834.9
                11416.2          17551.6           13743.2            10845.3
                11580.5          17611.5           13749.1            11001.5
                11712            17749.8           13762.9            11126.4
                11646.2          17339.2           13776.4            11063.9
                11701            17645.2           13795.8            11116
                11788.7          17780.2           13809.3            11199.2
                12073.5          17892.7           13822.8            11469.8
                12194            18025.8           13830.5            11584.3
                12194            17881.3           13844.3            11584.3
                12347.4          18205.3           13858.1            11730
                12358.4          18056.4           13879.7            11740.5
                12292.6          17831.1           13885.6            11678
                12336.5          17786             13899.4            11719.6
                12489.8          17976.6           13923.1            11865.3
                12489.8          17879.8           13927              11865.3
                12555.6          18122.6           13940.8            11927.8
                12577.5          18046.8           13954.6            11948.6
                12555.6          18251.7           13968.5            11927.8
                12588.4          18135.8           13988.4            11959
                12643.2          18387.9           14002.2            12011.1
                12555.6          18239.9           14010.2            11927.8
                12369.3          18039             14024.3            11750.9
                12073.5          17955             14038.4            11469.8
                12040.6          17935.8           14052.5            11438.6
                12303.6          18420.2           14066.6            11688.4
                12268.9          18447.3           14080.8            11655.4
                12313.2          18535.7           14103              11697.5
                12412.8          18819.3           14109.1            11792.2
                12257.8          18616.2           14123.2            11644.9
                12313.2          18749.8           14137.4            11697.5
                12346.4          18955.3           14151.6            11729.1
                12246.7          18742.3           14185.9            11634.4
                12401.8          19077.5           14185.9            11781.7
                12479.3          19364.6           14194              11855.3
                12523.6          19424.4           14208.3            11897.4
                12590            19606.3           14222.6            11960.5
                12601.1          19619.3           14236.9            11971
                12479.3          19531.3           14259.1            11855.3
                12601.1          19868.9           14274.9            11971
                12822.5          20253.9           14288.7            12181.4
                13055.1          20475.5           14292.7            12402.3
                13032.9          20452.6           14306.5            12381.3
                12789.3          20056.5           14320.4            12149.8
                12833.6          20034.2           14341.2            12191.9
                13164.1          20406.4           14357.9            12505.9
                13265.5          20680.7           14370.4            12602.2

1997            13366.8          20614.1           14378.7            12698.5
                13693.4          20785.4           14393.5            13008.7
                13839.8          20923.1           14416.6            13147.8
                13693.4          20702             14429.2            13008.7
                13817.2          20962.2           14439.8            13126.4
                14076.2          21436.1           14452.4            13372.4
                14143.8          21247.9           14467.2            13436.6
                14233.9          21373.3           14492.6            13522.2
                14031.2          21178.5           14505.3            13329.7
                14335.2          21857             14511.7            13618.5
                14053.7          21412.6           14526.4            13351
                13929.9          21057.6           14547.6            13233.4
                14369            21966             14562.3            13650.6
                14076.2          21226.2           14570.8            13372.4
                13997.4          21034.8           14586.3            13297.5
                14279            21591.5           14601.9            13565
                14301.5          21470.2           14626.3            13586.4
                14594.3          22156.8           14633              13864.5
                14898.3          22950.7           14648.6            14153.4
                14977.1          23159.4           14673.1            14228.3
                14932.1          23426.4           14679.8            14185.5
                14673.1          22757.1           14697.6            13939.4
                15033.4          23447.4           14711              14281.8
                15258.7          23808.7           14726.7            14495.7
                15483.9          23917.3           14749.1            14709.7
                15675.3          23950.3           14764.8            14891.6
                16351            25136.6           14773.8            15533.4
                16497.4          25060.6           14798.4            15672.5
                16317.2          24634.2           14805.1            15501.3
                16700.1          24816.5           14820.8            15865.1
                16519.9          24481.7           14836.5            15693.9
                16474.8          24690.4           14852.1            15651.1
                15887.7          23917.3           14867.8            15093.3
                15967.7          24083             14883.4            15169.3
                15944.8          23823.4           14899.1            15147.6
                16196.3          24376.4           14914.7            15386.5
                16059.2          24278.1           14930.6            15256.2
                16550.6          25153.4           14955.4            15723.1
                16916.4          25794.8           14969              16070.6
                17225            26420.4           14984.9            16363.8
                17087.8          26254.6           14994              16233.5
                16630.7          25632.5           15010              15799.1
                16036.3          24475.2           15032.8            15234.5
                16310.6          25030.1           15041.9            15495.1
                16207.7          24707.6           15057.9            15397.4
                16116.3          24899.3           15085.4            15310.5
                16184.9          25163.5           15099.2            15375.6
                16379.2          25456.5           15106.1            15560.2
                16767.8          25923.8           15129.4            15929.4
                16411.7          25373.9           15139.1            15591.1
                16614.8          25345.3           15168.2            15784.1
                16885.6          25945.4           15180.3            16041.4
                17413.7          26477.3           15190              16543

1998            16560.6          25056             15207.4            15732.6
                17170            26080.3           15224.9            16311.5
                17210.6          26547.5           15249.9            16350.1
                17820            27601.6           15267.4            16929
                17901.2          27890.6           15277.3            17006.1
                18185.6          28037.3           15293.4            17276.3
                18442.8          28772             15309.4            17520.7
                19092.8          29610.5           15325.4            18138.2
                19052.2          29565.2           15341.4            18099.6
                19526.1          30269.7           15369.5            18549.8
                20067.8          30995.6           15383.5            19064.4
                20392.8          31131             15397.5            19373.1
                21164.6          32417.8           15406.9            20106.3
                20812.5          32324.9           15423.3            19771.9
                20799            32590.3           15439.8            19759
                19485.5          30893.2           15456.2            18511.2
                20758.3          32923.4           15472.6            19720.4
                20595.9          32908             15489.2            19566.1
                19905.3          31802.6           15515.3            18910
                20826.1          33280.2           15531.9            19784.8
                20352.1          32521.9           15546.2            19334.5
                20961.5          33552.3           15562.7            19913.4
                19309.5          31386.5           15572.1            18344
                19485.5          31982.5           15595.6            18511.2
                20433.4          32924.1           15612.2            19411.7
                21083.3          33650             15628.7            20029.2
                21191.7          33795.4           15645.4            20132.1
                22031.2          35244.5           15662              20929.7
                21381.2          33560.1           15678.7            20312.2
                21042.7          33007.4           15695.4            19990.6
                20206.5          31758.7           15712              19196.1
                19614.2          31142.7           15728.6            18633.5
                19462.7          30743             15745.3            18489.5
                18223            29364             15761.9            17311.8
                18746.4          30215.4           15778.6            17809.1
                18126.6          30004.8           15795.2            17220.2
                16845.6          27794.7           15811.8            16003.3
                17217.5          28868.6           15828.4            16356.6
                15702.4          26143.8           15844.7            14917.2
                16212            27961             15860.6            15401.4
                17093.5          29436.7           15876.6            16238.9
                17245.1          29849.9           15892.5            16382.8
                17837.3          31135.8           15908.4            16945.5
                17437.9          30465.4           15924.3            16566
                17754.7          31101             15940.1            16866.9
                18043.9          32213.2           15955.9            17141.7
                18154.1          32092.2           15971.8            17246.4
                17837.3          31433.4           15988.4            16945.5
                17738.7          31383.4           16005.3            16851.8
                18365.3          32816.7           16022.2            17447
                18753.2          33432.8           16039              17815.5

1999            19573.7          34693.7           16055.1            18595
                19364.9          34388             16070.3            18396.6
                19469.3          34119.4           16085.6            18495.8
                18902.4          33099.2           16100.8            17957.2
                19111.2          33660.2           16116              18155.7
                18439.9          32552.1           16130.9            17517.9
                18201.2          32539             16145.9            17291.1
                18066.9          32459.8           16160.8            17163.6
                17589.5          31907.1           16175.8            16710
                17828.2          32439.4           16190.8            16936.8
                18052            33036.3           16205.8            17149.4
                17887.9          32848.9           16220.8            16993.5
                17425.4          32383.1           16235.9            16554.1
                17455.2          32662.5           16250.9            16582.5
                18052            33725.5           16266              17149.4
                17634.3          33519.5           16281.1            16752.6
                17693.9          33384.1           16296.1            16809.2
                17947.6          33949             16311.2            17050.2
                17887.9          33792.8           16326.1            16993.5
                17261.3          32432.6           16341.1            16398.2
                17634.3          32922.6           16356              16752.6
                17112.1          32191.3           16371              16256.5
                17261.3          32814.2           16386.1            16398.2
                17350.8          33081.5           16401.2            16483.3
                17679            33707.9           16416.3            16795.1
                17321            32939.1           16431.4            16454.9
                17708.8          33914.4           16447.2            16823.4
                17544.7          33334             16463.6            16667.5
                17634.3          33233.5           16479.9            16752.6
                17186.7          32647.4           16496.3            16327.4
                17238.9          32979.7           16512.6            16377
                17022.3          32457.7           16529              16171.2
                17270.3          33071.9           16545.3            16406.8
                17595.9          33604.7           16561.6            16716.1
                17626.9          33612             16578              16745.6
                17937            34135.9           16594.7            17040.1
                17595.9          33428.2           16611.6            16716.1
                17285.8          33176.3           16628.5            16421.6
                17099.8          33076.9           16645.4            16244.8
                17363.4          33530.9           16662.3            16495.2
                17642.4          34117.6           16679.4            16760.3
                17177.3          32889.8           16696.4            16318.5
                17409.9          33376.6           16713.5            16539.4
                17797.4          34367.8           16730.6            16907.6
                17921.5          34593.1           16747.6            17025.4
                18386.6          35464             16764.6            17467.2
                18681.1          35444.2           16781.7            17747.1
                19037.7          35734.8           16798.7            18085.8
                19967.9          36887.4           16818.4            18969.5
                20558.5          36849.1           16839.2            19530.6
                20778.7          37189.7           16859.9            19739.8
                21616.5          38428             16880.7            20535.7
                21918.2          38941             16892.5            20822.2



NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[BAR CHART OMITTED]

                              1 Year    3 Years    5 Years    Since Inception
                              ------    -------    -------    ---------------

GAM Europe                    16.21     17.95       18.37           8.15

GAM Europe (after maximum
  sales load of 5%)           10.40     15.95       17.17           7.60

MSCI Europe Index             16.23     23.00       22.54          14.54


ANNUAL PERFORMANCE - CLASS A

[BAR CHART OMITTED]

                                  GAM EUROPE
                        GAM          CLASS A            MSCI
                     EUROPE     (AFTER SALES          EUROPE
                    CLASS A      LOAD OF 5%)           INDEX

Year                      %                %               %
--------------------------------------------------------------------------------
1995                  16.77            10.93           22.13
1996                  21.32            15.25           21.57
1997                  27.55            21.17           24.20
1998                  10.70             5.17           28.91
1999                  16.21            10.40           16.23

--------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on teh stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.

                                       14
                                       --
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                    GAM
                                                 Europe                  Average
                                  GAM           Class B      MSCI        1 Month
                               Europe    (with deferred    Europe        Deposit
                              Class B     sales charge)     Index           Rate

31st Dec, 1999               US$13.08                    1,525.77
--------------------------------------------------------------------------------
                                    %                 %         %              %
--------------------------------------------------------------------------------
Quarter to Dec, 1999            27.72             22.72     17.47           1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                 14.48              9.49     16.23           5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                 2.02             (0.10)    10.08           5.39
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                    GAM
                                                 Europe                  Average
                                  GAM           Class C        MSCI      1 Month
                               Europe    (with deferred      Europe      Deposit
                              Class C     sales charge)       Index         Rate

31st Dec, 1999               US$12.77                      1,525.77
--------------------------------------------------------------------------------
                                    %                 %           %            %
--------------------------------------------------------------------------------
Quarter to Dec, 1999            27.57             26.57       17.47         1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                 13.11             12.11       16.23         5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                 1.58              1.58       11.30         5.41
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.

THE COMMENT

     The fourth quarter produced excellent returns for the fund. Class A total return rose by 27.9% compared with a rise of 17.5% in the benchmark index.

     Performance was driven by the fund's selection of a number of key sectors and stocks. In particular, our decision earlier in the year to invest in Europe's growing band of technology opportunities proved timely. The opportunity here is one which is not easily accessed via the Continent's "blue chip" names, obvious exceptions being long-standing favourites such as Ericsson and Nokia.

     Deeper drilling is required if we are to spot and capitalise on the very real opportunity which Europe's technology sector offers. Thus, investors in the fund will see the substantial commitment we have made to a carefully selected group of businesses whose market value is, in our opinion, a fraction of what it can become. While a good number of these investments have yielded outstanding returns already, we consider that such gains represent only the beginning. The discipline of long-termism is likely to reward the fund with yet greater returns from these businesses, some of which we expect to become Europe's future household names.

     The outlook requires an appropriate degree of short-term caution, if only to digest equity markets' recent exceptional gains. However we remain highly confident in the revolution which is irreversibly transforming Europe's businesses, a confidence which can only be bolstered by the ongoing taming of inflation.


                                       15
                                       --
                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 1999

                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
--------------------------------------------------------------------------------
EQUITIES - 95.8%
              BELGIUM - 0.9%
      6,050   Fortis (Belgium)                      218,087
                                                    -------
                                                    218,087
                                                    -------
              FINLAND - 5.7%
     *3,200   Comptel                               224,907
      4,310   Nokia                                 780,727
      1,780   Sonera                                121,898
      4,440   UPM-Kymmene                           178,728
                                                  ---------
                                                  1,306,260
                                                  ---------
              FRANCE - 22.4%
      1,460   Alcatel                               334,994
     *5,380   Aventis                               311,856
      1,500   AXA-UAP                               208,918
      2,720   Banque Nationale de Paris             250,734
        645   CAP Gemini                            163,572
        585   Carrefour                             107,794
        700   Castorama Dubois                      212,742
      1,289   Cerg Finance                          175,639
      5,390   Compagnie Generale d'Industrie        352,575
      1,950   Credit Commercial de France           242,747
     *5,435   Credit Lyonnais                       248,316
      2,275   France Telecom                        300,604
      1,820   Imerys                                271,070
        700   Metropole Television (M6)             346,587
      2,510   Pechiney A                            179,215
      1,200   Pinault-Printemps-Redoute             316,397
     *1,400   Titus Interactive                      61,991
      2,700   Total Fina B                          360,022
      1,180   Transiciel                            142,380
     14,785   Usinor Sacilor                        277,491
      2,535   Vivendi                               228,706
                                                  ---------
                                                  5,094,350
                                                  ---------
              GERMANY - 14.5%
        950   Allianz                               318,837
      6,575   BASF                                  337,454
      2,625   Bayerische Hypo-Vereinsbank           179,105
      7,050   Bayerische Motoren Werke              214,971
     *3,170   Cybio                                 129,200
      7,640   Deutsche Telekom                      543,578
       *700   Freenet.De                             76,785
     *3,445   GfK                                   138,675
      1,725   Mannesmann                            415,761
      2,200   Rhoen-Klinikum                         80,810
     14,690   Sartorius                             106,440
      2,655   Siemens                               337,456
     *3,235   Software                              196,960
     *4,700   Teamwork Information Management       218,992
                                                  ---------
                                                  3,295,024
                                                  ---------
              ITALY - 4.3%
     17,900   Telecom Italia                        252,192
     29,435   TIM                                   328,507
     19,275   Telecom Italia Savings                117,354
     57,880   Unicredito Italiano                   284,248
                                                    -------
                                                    982,301
                                                    -------
              NETHERLANDS - 13.5%
      8,900   ABN AMRO Holding                      222,122
      2,080   Aegon                                 200,739
      5,070   DSM                                   203,067
      3,700   ING Groep                             223,186
      2,600   KPN                                   253,540
      2,500   Philips                               339,643
      4,875   Libertel                              127,555
      3,900   Qiagen                                294,357
      6,325   Royal Dutch Petroleum                 387,320
     27,950   Telegraaf Holding                     618,805
        830   United Pan-Europe Communications A    106,079
      2,730   Versatel Telecom                       96,157
                                                  ---------
                                                  3,072,570
                                                  ---------
              PORTUGAL - 2.2%
     32,200   Brisa-Auto Estradas de Portugal       246,922
     22,545   Portugal Telecom                      247,074
    ++8,297   Sotancro                                   --
                                                  ---------
                                                    493,996
                                                  ---------
              SPAIN - 4.2%
      4,750   Acerinox                              189,294
    *16,382   Amadeus Global Travel Distribution    259,655
     10,360   Banco Argentaria                      243,234
     11,093   Telefonica                            276,853
                                                  ---------
                                                    969,036
                                                  ---------
              SWEDEN - 5.8%
     15,100   L.M. Ericsson B (Fria)                971,387
     *2,070   NetCom Systems B                      145,579
     15,900   Svenska Handelsbanken A               200,082
                                                  ---------
                                                  1,317,048
                                                  ---------
              SWITZERLAND - 7.5%
        315   Adecco                                245,306
        575   Credit Suisse                         114,292
         90   Julius Baer Holding                   271,871
        165   Novartis                              242,272
         35   Roche Holding Genussscheine           415,437
         54   Schweizerische Rueckversiche          110,930
        290   Swisscom                              117,289
        685   UBS                                   184,984
                                                  ---------
                                                  1,702,381
                                                  ---------
              UNITED KINGDOM - 14.8%
     *7,090   Barclays                              204,134
     62,845   BP Amoco (USD)                        632,078
     22,690   British Telecom                       554,669
     *7,115   Daily Mail & General Trust A          494,315
      8,025   Glaxo Wellcome                        226,905
    *19,595   K S Biomedix Holdings                 183,626
     11,550   National Westminster Bank             248,196
      3,230   NDS Group ADR                          98,515
     26,000   Sun Life & Provincial Holdings        220,963
   *101,000   Vodafone AirTouch                     500,572
                                                 ----------
                                                  3,363,973
                                                 ----------
TOTAL EQUITIES (COST $17,241,294)                21,815,026
                                                 ----------


                                       16
                                       --
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

                                                              MARKET
                                                               VALUE
   HOLDINGS   DESCRIPTION                                        US$
--------------------------------------------------------------------------------
EQUITY WARRANTS - 0.2%
              FRANCE - 0.2%
     *4,360   Titus Interactive Wts 33.00 October 2003        45,720
                                                           ---------
TOTAL WARRANTS (COST $0)                                      45,720
                                                           ---------

PREFERRED SHARES- 2.7%
              GERMANY - 2.7%
      1,700   Marshollek, Lautenschlaeger und Partner Pfd    513,239
      2,800   Rhoen-Klinikum Pfd                              99,749
                                                          ----------
TOTAL PREFERRED SHARES (COST $414,034)                       612,988
                                                          ----------
TOTAL INVESTMENTS (COST $17,655,328**) - 98.7%            22,473,734
NET CURRENT ASSETS - 1.3%                                    287,527
                                                          ----------
TOTAL NET ASSETS - 100.0%                                 22,761,261
                                                          ==========

*  Non-income producing security.

** Cost for federal income tax purposes is $17,729,620 (Note 5). ++ Fair Value determined by Board of Directors.

Glossary of Terms:
ADR - American Depositary Receipt

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 1999

[PIE CHART OMITTED]

FINLAND                  5.7%
FRANCE                  22.6%
GERMANY                 17.2%
NETHERLANDS             13.5%
SWEDEN                   5.8%
UNITED KINGDOM          14.8%
SWITZERLAND              7.5%
NET CURRENT ASSETS       1.3%
OTHER                   11.6%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 1999 (UNAUDITED)

[PIE CHART OMITTED]

BANKING                       12.7%
ELECTRICAL & ELECTRONICS      11.1%
HEALTH & PERSONAL CARE         8.7%
INSURANCE                      7.9%
BUSINESS & PUBLIC SERVICES     7.1%
OTHER                         31.4%
NET CURRENT ASSETS             1.3%
TELECOMMUNICATIONS            19.8%


                                       17
                                       --
                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

                             GAM PACIFIC BASIN FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OF MICHAEL S. BUNKER]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR, HAS OVERALL RESPONSIBILITY FOR ASIAN INVESTMENT POLICY. PRIOR TO JOINING GAM IN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 20 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAM PACIFIC BASIN ON 6TH MAY, 1997. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAM PACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                      GAM
                                            Pacific Basin
                                           Class A (after                Average
                                     GAM          maximum        MSCI    1 Month
                           Pacific Basin       sales load     Pacific    Deposit
                                 Class A           of 5%)       Index       Rate

31st Dec, 1999                  US$14.17         US$14.92    2,490.11
--------------------------------------------------------------------------------
                                       %                %           %          %
--------------------------------------------------------------------------------
Quarter to Dec, 1999               36.64            29.81       16.19       1.44
--------------------------------------------------------------------------------
Jan-Dec, 1999                      74.91            66.16       57.96       5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
5 years to Dec, 1999                4.12             3.06        2.70       5.60
--------------------------------------------------------------------------------
10 years to Dec, 1999               7.81             7.26        0.52       5.39
--------------------------------------------------------------------------------
Since inception                     9.32             8.88        2.19       6.02
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       18
                                       --
                    GAM PACIFIC BASIN FUND / FUND MANAGEMENT

[LINE CHART OMITTED]

                                                                      GAM
                                                                Pacific Basin
                 GAM             MSCI           Average             Class A
            Pacific Basin       Pacific         1 Month         (after Maximum
              Class A            Index        Deposit Rate    sales load of 5%)
             ---------           -----        ------------    -----------------
  1987         10000            10000             10000            10000
               10225            10045             10016.5          9713.75
               10364            9591.02           10029.3          9845.8
               10375            9696.05           10042.1          9856.25
               10462            9829.25           10054.9          9938.9
               10977            10223.2           10068.7          10428.2
               10474            10053.8           10082.4          9950.3
               10354            9467.63           10092.2          9836.3
               10214            9024.23           10106            9703.3
               10232            8477.62           10123.4          9720.4
               10582            8705.56           10136.8          10052.9
               10495            8100.68           10150.3          9970.25
               10766            8772.76           10163.8          10227.7
               10835            8710.3            10169.5          10293.2
               11142            9172.34           10190.4          10584.9
               11003            9378.01           10203.5          10452.8
               11155            9780.13           10216.7          10597.2
               11259            9849.09           10229.9          10696
               11168            9504.54           10243.9          10609.6
               11230            9334.68           10257.9          10668.5
               11234            9255.23           10267.9          10672.3
               11658            9564.31           10281.9          11075.1
               12013            9543.17           10301.2          11412.3
               12349            10008.5           10316.4          11731.5
               8159             8742.08           10325.2          7751.05
               8066             8342.64           10347            7662.7
               7990             8658.08           10362.3          7590.5
               7569             8075.55           10376.2          7190.55
               7997             8716.02           10390.1          7597.15
               8109             8956.79           10404            7703.55
               7938             8845.73           10417.9          7541.1
               7687             8788.28           10433.9          7302.65
               7966             9060.05           10449.9          7567.7
               8219             9047.55           10463.6          7808.05
               8187             8842.48           10477.3          7777.65
  1988         8464             8924.9            10488            8040.8
               8261             8877.35           10510.3          7847.95
               8519             8983.99           10524.5          8093.05
               8449             9308.99           10536.6          8026.55
               8440             9355.31           10552.9          8018
               8280             9377.49           10566.3          7866
               8508             9581.65           10579.7          8082.6
               8696             9968.72           10593.1          8261.2
               8841             10242.8           10600.7          8398.95
               9034             10307.1           10620.1          8582.3
               9141             10367.6           10633.7          8683.95
               9244             10593.1           10645.3          8781.8
               9239             10837.2           10657            8777.05
               9199             10837.1           10674.5          8739.05
               9570             10992.5           10688            9091.5
               9408             10991.7           10693.8          8937.6
               9486             10938.9           10715.1          9011.7
               9764             11144.9           10722.8          9275.8
               9518             10927.5           10743            9042.1
               9629             10971.4           10757.4          9147.55
               9572             10840.5           10771.8          9093.4
               9660             10741.9           10786.2          9177
               9840             10915.5           10801.6          9348
               10081            11029.4           10817            9576.95
               10058            10637.8           10830.2          9555.1
               9865             10197.5           10843.4          9371.75
               9883             10276.4           10863.8          9388.85
               10118            10433.5           10879.8          9612.1
               10092            10298.2           10895.8          9587.4
               10209            10618.8           10911.7          9698.55
               10260            10764.2           10927.7          9747
               10028            10289.6           10944.5          9526.6
               10048            10546.8           10961.3          9545.6
               9820             10317.9           10978            9329
               9541             9937.78           10994.8          9063.95
               9737             10133             11012.2          9250.15
               9630             10223.5           11029.6          9148.5
               9527             10154.4           11037            9050.65
               9501             10226.7           11059.4          9025.95
               9317             10234.8           11081.8          8851.15
               9527             10579.1           11099.3          9050.65
               9648             10780.5           11116.8          9165.6
               9676             10963.8           11134.4          9192.2
               9608             11179.8           11151.9          9127.6
               9709             11352             11169.5          9223.55
               9781             11791.3           11187.2          9291.95
               9942             12128.8           11204.8          9444.9
               10080            12093.8           11222.5          9576
               10129            12110             11243.2          9622.55
               10148            12064.5           11263.9          9640.6
               10120            11803             11284.6          9614
               10167            12103.5           11299.4          9658.65
  1989         10185            12243.9           11314.2          9675.75
               10581            12536.8           11345.8          10052
               10543            12439.1           11365.4          10015.8
               10576            12453.5           11385.1          10047.2
               10637            12188.4           11399.2          10105.2
               10821            12440             11424.8          10280
               10960            12705.6           11444.7          10412
               10725            12609.3           11464.7          10188.8
               10542            12307.8           11478.9          10014.9
               10574            12138.4           11506.5          10045.3
               10649            11928             11528.4          10116.5
               10623            11633.9           11550.3          10091.8
               10751            11936.4           11565.9          10213.5
               10899            12283.9           11594.1          10354
               11098            11978.4           11616.2          10543.1
               11217            11996.1           11638.3          10656.2
               11270            11977             11660.4          10706.5
               11503            12116.9           11682.5          10927.8
               11560            12158.9           11704.3          10982
               11496            11731.2           11726.2          10921.2
               11230            11336.1           11748            10668.5
               11228            11376.9           11769.8          10666.6
               10955            11135.4           11791.4          10407.2
               10874            10666.4           11813            10330.3
               11108            10886             11834.6          10552.6
               11183            11001.6           11850            10623.8
               11348            11287.1           11877.8          10780.6
               11607            11468.1           11899.1          11026.7
               11562            11288.5           11920.5          10983.9
               11906            11754.5           11941.8          11310.7
               12278            12344.8           11963.2          11664.1
               12430            12149.7           11983            11808.5
               12371            11935.5           12002.9          11752.5
               12528            11846.8           12014.2          11901.6
               12448            11612.1           12042.6          11825.6
               12436            11354.7           12063.1          11814.2
               12536            11295             12083.6          11909.2
               12605            11446.7           12104.1          11974.8
               13006            12084.5           12118.7          12355.7
               13059            11924.6           12133.4          12406
               13314            11568.6           12166            12648.3
               12820            11696.6           12187            12179
               13085            11853.6           12208            12430.8
               13207            11825.3           12228.9          12546.7
               13247            11739.2           12249.2          12584.7
               13377            11902.4           12269.4          12708.2
               13464            11933.7           12289.6          12790.8
               13632            12349.8           12309.8          12950.4
               13756            12529.1           12330.3          13068.2
               14056            12509.9           12342.1          13353.2
               14080.8          12355.5           12371.4          13376.7
               14535.9          12635.7           12386            13809.1
  1990         14674.3          12358.8           12406.5          13940.6
               14702            12062.9           12432.3          13966.9
               14410.9          11616.3           12452.3          13690.3
               14192.5          11569             12463.7          13482.9
               14309.4          11784             12489.3          13593.9
               14483.6          11705.3           12511.8          13759.5
               14331.9          11655.6           12531.4          13615.3
               14048            11132.4           12551            13345.6
               13533.8          10642.2           12570.6          12857.1
               13772.2          10249.8           12590.5          13083.6
               13522.9          9707.44           12610.4          12846.8
               13345.4          9042.68           12630.3          12678.2
               13490.2          8992.99           12644.5          12815.7
               13121.1          8350.71           12658.7          12465.1
               13263.8          8763.97           12690.4          12600.6
               13422.7          8686.55           12710.7          12751.6
               13703.6          8778.98           12731.1          13018.5
               13556.6          9013.05           12751.4          12878.8
               13679.7          9239.85           12772.2          12995.7
               14029.2          9835.28           12793            13327.7
               14337.3          9874.25           12813.8          13620.4
               14367.8          10000.6           12834.6          13649.4
               14507.2          9928.47           12846.2          13781.8
               14459.3          9591.98           12875.2          13736.3
               14465.8          9549.68           12895.5          13742.5
               14690.1          9542.16           12910            13955.6
               14882.8          9797.02           12924.5          14138.7
               15233.4          9824.3            12950.6          14471.7
               15445.7          10097.1           12973.8          14673.4
               15323.8          9604.19           12997            14557.6
               15390.2          9488.32           13014.5          14620.7
               14254.6          8723.91           13037            13541.8
               14396.1          8939.96           13051.1          13676.3
               13894.2          8310.17           13073.5          13199.5
               14275.3          8351.12           13090.4          13561.5
               14294.9          8255.12           13115.7          13580.1
               14654.2          8752.16           13132.8          13921.4
               14160.9          8193.4            13144.2          13452.9
               13435.8          7575.28           13169.9          12764
               13460.8          7889.7            13187            12787.8
               13927.9          8389.18           13216.2          13231.5
               14114.1          8799.51           13237            13408.4
               14484.3          9005.62           13257.7          13760.1
               14163.1          8851.46           13278.4          13455
               13936.6          8532.81           13286.9          13239.8
               13906.2          8485.13           13318.2          13210.8
               13930.1          8279.3            13329.6          13233.6
               13936.6          8224.07           13358            13239.8
               13393.3          7813.65           13377.9          12723.7
               14076            8556.5            13400            13372.2
               13724.3          8604.7            13422.1          13038.1
               13334.5          8149.16           13437.9          12667.8
  1991         13425.4          8318.17           13460.1          12754.1
               13251.6          8046.66           13485.8          12589
               13009.4          7814.4            13505.1          12358.9
               13520.7          8280.8            13524.5          12844.7
               13780.9          8417.04           13543.9          13091.8
               14329.2          8925.02           13561.6          13612.8
               14550.2          9359.22           13579.3          13822.7
               14609.6          9478.07           13591.9          13879.1
               14561.4          9361.59           13612.1          13833.3
               14796.9          9238              13624.9          14057
               14769.5          9196.29           13650.6          14031
               14802.4          9124.74           13668.5          14062.3
               14805.8          9021.9            13681.3          14065.5
               15246.7          9385.85           13696.7          14484.4
               15075.6          9281.5            13720.8          14321.8
               15230.8          9524.35           13737.3          14469.3
               14996.2          9142.53           13744.3          14246.4
               15073.3          9392.96           13767.8          14319.6
               15127.7          9240.09           13785.6          14371.3
               15119.8          9168.88           13801.1          14363.8
               15077.8          9051.03           13816.7          14323.9
               14837.5          9080.57           13832.2          14095.6
               14907.8          8972.11           13838.8          14162.4
               14614.2          8672.68           13863.1          13883.5
               14511.1          8559.3            13878.6          13785.5
               14503.1          8655.87           13889.6          13778
               14621            8524.98           13902.8          13890
               14700.4          8519.41           13925.3          13965.3
               14874.9          8603.9            13941.1          14131.2
               14916.9          8707.81           13957            14171
               15140.2          8884.8            13968.3          14383.2
               15150.4          8812.02           13988.4          14392.8
               14932.7          8651.22           14003.9          14186.1
               14419.2          8317.57           14019.5          13698.3
               14499.7          8175.32           14035.1          13774.8
               14855.7          8548.15           14050.7          14112.9
               14819.4          8582.36           14057.1          14078.4
               15029.1          8832.33           14076.4          14277.6
               15202.5          8982.61           14091.4          14442.4
               15504            9310.65           14106.3          14728.8
               15620.8          9395.67           14125            14839.7
               15581.1          9387.67           14139.4          14802
               15504            9409              14145.5          14728.8
               15500.6          9408.74           14168.1          14725.6
               15644.6          9484.71           14174            14862.3
               15633.2          9359.05           14195.3          14851.6
               15337.4          8996.83           14208.9          14570.5
               15230.8          8940.49           14222.5          14469.3
               15162.8          8897.8            14236.1          14404.7
               14972.4          8573.79           14242            14223.8
               15182.9          8795.9            14263.7          14423.8
               15037.9          8521.48           14273.6          14286
  1992         15611.7          9155.14           14287.4          14831.1
               15891.3          9072.36           14302.8          15096.7
               15419.8          8530.36           14314.3          14648.8
               16017.9          8800.55           14325.8          15217
               15593.4          8559.15           14330.7          14813.7
               15937            8733.31           14348.7          15140.1
               15738.8          8492.43           14359.9          14951.9
               15472.7          8062.37           14371.1          14699.1
               15499.6          8130.35           14382.3          14724.6
               15251            7986.7            14390.2          14488.4
               14831.1          7590.02           14398.3          14089.6
               14757.4          7357.91           14416.2          14019.5
               14871            7513.8            14424.3          14127.5
               14429.4          7070.93           14435.7          13707.9
               14176            6545.3            14450.4          13467.2
               14441.2          7019.62           14461.8          13719.2
               14440.9          6816.95           14473.3          13718.9
               14877            7028.07           14484.7          14133.1
               15224.1          7195.11           14492.2          14462.9
               15551.2          7527.3            14505.9          14773.7
               15427.5          7545.48           14510.4          14656.1
               15444.1          7343.1            14522.5          14671.9
               15725.9          7575.64           14531.6          14939.6
               15572            7460.13           14548.4          14793.4
               15392            7111.55           14559.2          14622.4
               15187.2          6918.39           14567            14427.8
               15478.4          7195.82           14577.8          14704.5
               15345.8          7249.26           14591.5          14578.5
               15519.9          7394.68           14602.2          14743.9
               14800            6825.39           14612.8          14060
               14395.1          6617.86           14617.4          13675.3
               14719.5          6899.63           14631.1          13983.5
               14225.8          6462.24           14643.3          13514.5
               14011.5          6471.22           14652.4          13310.9
               14666.2          7297.67           14661.5          13932.9
               15165.9          7726.74           14666.7          14407.6
               15315            8084.77           14680            14549.3
               15124.4          7656.15           14689.3          14368.2
               15524.6          7965.09           14695.9          14748.4
               15271.2          7702.96           14705.3          14507.7
               15277.2          7636.39           14711.6          14513.3
               15422.8          7710.31           14720.3          14651.6
               15388.4          7585.01           14733.8          14619
               15594.5          7492.77           14737.5          14814.7
               15845.5          7578.55           14751.1          15053.2
               15530.5          7273.88           14758.7          14754
               15194.3          7297.59           14768.8          14434.6
               15293.7          7477.47           14775.1          14529
               15298.5          7457.87           14781.4          14533.5
               15255.8          7497.97           14798.2          14493
               15390.8          7575.85           14809.9          14621.3
               15497.4          7729.59           14819.9          14722.5
               15535.3          7488.29           14829.9          14758.5
  1993         15492            7398.27           14837.2          14717.4
               15494.4          7236.51           14851.4          14719.7
               15616.5          7280.85           14857.9          14835.7
               15579.8          7295.26           14869.5          14800.9
               15739.8          7523.16           14878.6          14952.8
               16095            7634.88           14887.4          15290.3
               16270.8          7723.67           14896.1          15457.3
               16256.2          7812.84           14904.8          15443.4
               16377            7842.12           14911.1          15558.2
               16718.9          8152.85           14922.3          15882.9
               16690.2          8281.99           14928.6          15855.7
               16913            8458.97           14937.3          16067.3
               17253.6          8789.69           14946.1          16390.9
               18141.1          9561.98           14957.4          17234
               18576.4          9785.86           14966.2          17647.6
               18523.6          9627.62           14974.9          17597.5
               18721.2          9953.13           14978.7          17785.2
               18938.5          10254.8           14991.2          17991.5
               18831.7          9985.36           15001.1          17890.1
               19057.5          10027.5           15008.5          18104.6
               19299.3          10451.8           15014.7          18334.3
               19402.4          10508.4           15027            18432.3
               19591.4          10624.3           15030.9          18611.8
               19156.9          10355.5           15045            18199.1
               18796.1          9896.68           15051.4          17856.3
               18934.5          10319.6           15060.4          17987.8
               19086.6          10245.8           15070.6          18132.2
               19293.2          10401.9           15080.7          18328.5
               19370.5          10406.1           15089.6          18401.9
               19541.4          10600.5           15098.4          18564.3
               19943.6          11011.9           15107.3          18946.4
               20300.8          11162.9           15116.1          19285.7
               20445.6          11343.7           15119.9          19423.3
               20213.6          10877.2           15133.9          19202.9
               20559.7          11178             15142.8          19531.7
               20819.9          11108.3           15151.6          19778.9
               20643.2          11039.5           15160.5          19611
               20405.9          10696.9           15168.2          19385.6
               20709.5          10761.2           15175.8          19674
               21245.8          11068.9           15187.2          20183.5
               21464.2          11056.5           15196.2          20391
               21577.2          11037.9           15205.1          20498.3
               21433.3          10920.3           15214            20361.6
               21896.3          11110.4           15217.8          20801.4
               21404.1          10635.1           15226.7          20333.9
               21575.9          10688.9           15240.8          20497.1
               20923            10170.8           15249.7          19876.9
               20750            9992.73           15253.6          19712.5
               21278.9          9868.47           15268.7          20215
               22037.4          10102.6           15278.8          20935.5
               22290.2          10066.8           15288.8          21175.7
               23139.5          10057.6           15296            21982.5
  1994         24281.7          10308.6           15304.6          23067.6
               23436.1          10256.3           15318.1          22264.3
               24104.7          10602.1           15327.3          22899.5
               23945.4          10680             15332.6          22748.1
               25170.8          11430.3           15341.7          23912.2
               24801.2          11225.9           15354.5          23561.1
               24668.1          11255.1           15359.5          23434.7
               24830.9          11268             15367.1          23589.4
               24190            11505             15381            22980.5
               23897.9          11268.9           15391.3          22703.1
               24147.3          11487.4           15401.6          22940
               23474.1          11143.5           15410.5          22300.4
               23355.2          11152.8           15419.3          22187.5
               23368.1          11130.4           15432.8          22199.7
               23976.8          11410.2           15443.3          22777.9
               24015.5          11354.6           15447.9          22814.8
               24479.4          11369.7           15458.4          23255.5
               24321.8          11292.5           15475            23105.7
               24469.1          11403.6           15486.4          23245.6
               25013.1          11545.9           15498            23762.5
               25045.4          11622.7           15509.4          23793.2
               25473.1          11834.5           15521            24199.5
               25511.9          11858.6           15533.4          24236.3
               25585.6          11964.3           15542.3          24306.3
               25247            11820.9           15556.6          23984.7
               25068.7          12095.7           15567.2          23815.2
               25353.4          12150.8           15578.4          24085.8
               25501            12101.3           15589.7          24225.9
               26000.5          12169.8           15610.6          24700.5
               25655.3          11940.3           15623.8          24372.6
               26237.4          12039.2           15629.5          24925.5
               26584            12018.8           15644.6          25254.8
               26833            12136.9           15655.8          25491.4
               26671.9          12170.5           15676.4          25338.3
               27166.1          12105.3           15682            25807.8
               26931.9          11923.9           15703.8          25585.3
               26560.9          11866.8           15718.1          25232.9
               26520.3          12007.7           15732.4          25194.3
               26215.8          11775.9           15742.6          24905
               26320            11777.3           15756.9          25004
               26394.4          11853.1           15775.9          25074.7
               26546.1          11967.5           15790.9          25218.8
               26232            11903.2           15797.2          24920.4
               26345.7          12024.4           15820.7          25028.4
               26242.8          11649.6           15835.7          24930.7
               25942.3          11566.1           15844.2          24645.2
               24714.5          11289.5           15861.4          23478.8
               24970.3          11430.8           15878.5          23721.8
               24740.2          11263.8           15898.7          23503.2
               24016            11056.9           15916.8          22815.2
               24750.9          11274.2           15934.9          23513.3
               25082.7          11400.7           15947.8          23828.6
  1995         24904.6          11297.8           15963.3          23659.4
               24236.6          11257.9           15989            23024.8
               23752.5          11063.6           15996.8          22564.9
               22535.8          10484.4           16025            21409
               22685.2          10746.5           16043            21550.9
               22971.1          10639.6           16061.3          21822.5
               22653.6          10544.4           16079.6          21520.9
               22550.2          10684.7           16097.8          21422.7
               22340.4          10344.7           16113.5          21223.4
               22350.5          10889.4           16134.6          21233
               22353.4          10941.8           16153.2          21235.7
               22241.3          10634.4           16171.7          21129.3
               22642.1          11140.1           16185            21510
               22828.9          11136.2           16208.8          21687.4
               22935.2          11576.1           16216.8          21788.4
               22988.3          11949.7           16246.1          21838.9
               23140.6          11714.2           16264.8          21983.6
               23709.4          12031.1           16283.4          22524
               23993.9          11912.4           16302            22794.2
               24318.5          11496             16320.5          23102.6
               24281.2          11235.1           16339            23067.1
               24166.2          11342.2           16349.7          22957.9
               24440.6          11429.9           16376.2          23218.6
               23700.8          10920.7           16394.8          22515.8
               23960.8          11053.3           16402.8          22762.8
               23923.5          10939.4           16426.8          22727.3
               24302.7          11001.4           16445.4          23087.6
               25766.5          11594.3           16464.2          24478.2
               25371.5          11420.7           16488.6          24102.9
               25371.5          11455.7           16507.5          24102.9
               25477.8          11324.7           16526.4          24203.9
               25552.5          11354.4           16534.2          24274.8
               25634.3          11337.2           16552.2          24352.6
               25483.9          11224.5           16580.5          24209.7
               25686.3          11031.3           16598.6          24402
               25731            10971.5           16616.8          24444.4
               25803.9          11119.8           16635.2          24513.7
               25914            10945.5           16643            24618.3
               25692.3          11180.1           16666.5          24407.7
               25930.4          11173.4           16679.6          24633.9
               25765.2          10957             16708.3          24476.9
               25859            10981.1           16721.3          24566
               25702.7          10963.8           16744.7          24417.6
               25419.9          10649             16762.9          24148.9
               25528.6          10804.5           16781            24252.2
               24565.7          10777.8           16799.1          23337.4
               24937.8          11048.2           16817.1          23690.9
               25342.6          11146.5           16835.2          24075.4
               26245.9          11520.7           16851            24933.6
               26311.4          11606.8           16866.7          24995.8
               26117.9          11709.6           16890.3          24812
               26468.4          11886.4           16903.4          25145
  1996         26795.8          11803.3           16919.2          25456
               26998.4          11951.3           16944.9          25648.5
               27060.8          11866.6           16962.8          25707.7
               26982.8          11573.2           16980.6          25633.7
               27793.4          11875.8           16998.5          26403.7
               27886.9          12009.6           17013.1          26492.6
               27762.2          11925.3           17032.7          26374.1
               27684.3          11827.5           17042.5          26300.1
               27388.1          11687.3           17066.9          26018.7
               27372.5          11694             17083.7          26003.9
               26094.3          11413.7           17100.5          24789.6
               26904.9          11670             17107.7          25559.6
               27356.9          12004.7           17129.2          25989.1
               27590.8          12115.7           17143.6          26211.2
               27824.6          12088.6           17167.8          26433.3
               28245.5          12151             17184.9          26833.2
               28385.8          12489.1           17202            26966.5
               28401.3          12582.7           17211.7          26981.3
               28198.7          12440.8           17236.2          26788.8
               28229.9          12332.1           17253.3          26818.4
               27777.8          12264.6           17265.5          26388.9
               27809            12085.8           17287.6          26418.5
               27528.4          12029.1           17304.7          26152
               27575.2          12025.5           17321.9          26196.4
               27621.9          12214.7           17339.1          26240.8
               27497.2          12253.1           17351.4          26122.4
               27637.5          12017.2           17366.2          26255.7
               27356.9          11792.7           17391.1          25989.1
               26515.2          11654.2           17408.5          25189.4
               26125.5          11417.2           17426            24819.2
               25922.8          11620.3           17443.5          24626.7
               26390.5          11475.9           17461.1          25071
               26375.2          11584.7           17478.7          25056.4
               26548.3          11681.1           17491.2          25220.9
               26516.8          11484.3           17513.8          25191
               26060.5          11261.8           17531.3          24757.4
               25934.6          11253.3           17548.9          24637.8
               26390.9          11601.4           17548.9          25071.4
               26438.2          11570.4           17591.5          25116.2
               26752.9          11631.8           17596.5          25415.3
               26170.6          11372.5           17619.2          24862.1
               26265.1          11551.6           17637            24951.8
               26217.8          11335.8           17654.7          24906.9
               25840.2          11178.7           17672.4          24548.2
               26139.2          11295.3           17682.2          24832.2
               26438.2          11453.5           17701.8          25116.2
               26941.7          11612.8           17719            25594.7
               27476.8          11614.5           17741.1          26103
               26847.3          11340             17758.2          25505
               26894.5          11248.9           17776.3          25549.8
               26107.7          10995.4           17784.1          24802.3
               26021.4          10755.5           17807.3          24720.3
  1997         26349.4          10857.8           17825.4          25032
               26522.1          10661.7           17848.8          25196
               26539.4          10325.6           17867.1          25212.4
               26815.7          10141.6           17877.6          25474.9
               26608.4          9855.71           17893.2          25278
               26332.2          9775.23           17921.9          25015.6
               26401.2          9869.24           17940.3          25081.2
               26453            9906.48           17958.7          25130.4
               26556.7          10226.4           17971.8          25228.8
               26176.8          9998.07           17987.5          24867.9
               26176.8          9884.6            18013.8          24867.9
               25572.4          9895.59           18032.1          24293.8
               25779.6          9903.99           18045.2          24490.7
               25624.2          9824.67           18063.5          24343
               25745.1          9496.73           18088            24457.8
               25831.4          9552.29           18107.3          24539.9
               26107.7          9899.76           18126.6          24802.3
               25917.8          9989.37           18137.6          24621.9
               26936.5          10509             18165.2          25589.7
               27350.9          10923.1           18184.6          25983.4
               27627.2          11061.7           18195.6          26245.8
               28007.1          11165.2           18223.3          26606.7
               28715            11221.2           18242.6          27279.3
               28404.2          11477.8           18262.1          26984
               28473.3          11457.9           18281.6          27049.6
               28818.6          11644.7           18295.5          27377.7
               29233            11515.9           18314.9          27771.4
               28369.7          11346.4           18339.9          26951.2
               28594.2          11393             18351            27164.4
               28576.9          11358.1           18378.8          27148
               29094.9          11298.2           18398.2          27640.2
               28956.8          11105.8           18414.8          27508.9
               28127.9          11112.7           18437            26721.6
               27372.8          10966.4           18456.4          26004.1
               26221.2          10562.3           18475.8          24910.1
               24644.3          10291.6           18495.2          23412.1
               25459.3          10479.2           18514.9          24186.4
               24502.6          9981.2            18534.5          23277.5
               24803.8          10334.8           18548.5          23563.6
               24910.1          10190.8           18568.1          23664.6
               24396.3          10113.8           18582.2          23176.5
               23758.5          9819.92           18613.4          22570.6
               22358.8          9714.21           18633.2          21240.9
               20622.6          9132.31           18641.7          19591.5
               21118.7          8931.97           18672.8          20062.7
               19736.7          8236.42           18692.7          18749.9
               19577.3          8286.18           18706.9          18598.4
               19648.2          8253.58           18726.9          18665.8
               20126.5          8490.84           18752.5          19120.2
               20020.2          8453.18           18761.5          19019.2
               18598.2          8417.1            18794.5          17668.3
               17893.8          7822.25           18809.5          16999.2
               18445.9          8106.76           18830.5          17523.6
  1998         17379.9          7806.47           18858.2          16510.9
               16504.2          7726.8            18879.9          15679
               17132.4          8423.02           18901.6          16275.8
               16923            8711.89           18910.9          16076.8
               18312.6          8866.3            18932.5          17397
               18978.9          9116.84           18964.8          18029.9
               18579.1          8690.42           18984.7          17650.2
               18769.5          8504.15           19004.5          17831
               19283.5          8894.72           19024.4          18319.3
               18788.5          8557.27           19044.7          17849.1
               18959.9          8472.46           19059.2          18011.9
               19569            8513.9            19079.5          18590.6
               18940.8          8256.32           19099.8          17993.8
               18997.9          8324.72           19126            18048
               19093.1          8489.82           19146.3          18138.4
               18788.5          8259.08           19166.7          17849.1
               18407.8          8064.88           19184.2          17487.4
               17931.9          7984.22           19207.7          17035.3
               17303.7          7863.15           19228.3          16438.5
               17265.7          7852.61           19240            16402.4
               16961.1          7721.99           19263.6          16113
               16371            7536.23           19281.2          15552.4
               15343            7250.61           19298.8          14575.9
               15095.6          7159.62           19330.8          14340.8
               15190.7          7233.63           19345.4          14431.2
               15685.7          7861.04           19365.9          14901.4
               15838            7786.89           19386.6          15046
               15761.8          7795.71           19407.2          14973.7
               15761.8          7682.52           19427.9          14973.7
               15190.7          7434.71           19448.6          14431.2
               14848.1          7312.18           19469.2          14105.7
               14100.3          6861.62           19489.8          13395.3
               14183            7016.61           19510.5          13473.9
               13914.3          6792.21           19531.1          13218.6
               12859.8          6846.47           19551.7          12216.9
               13128.6          6954.38           19572.4          12472.2
               13087.3          6909.37           19593            12432.9
               12446.3          6602.64           19613.6          11824
               13211.3          6597.2            19634.2          12550.8
               12983.9          7198.77           19654.1          12334.7
               13542.1          7143.62           19673.9          12865
               15402.9          7875.85           19693.7          14632.7
               15485.6          7574.07           19713.4          14711.3
               17077.6          8275.42           19733.1          16223.7
               16643.4          7895.17           19752.8          15811.2
               17139.6          8003.64           19772.4          16282.6
               18049.3          8268.6            19792            17146.8
               17780.5          8224.74           19811.8          16891.5
               18111.3          8368.11           19832.7          17205.7
               17451.1          8136.7            19853.6          16578.5
               17666.3          8089.44           19874.5          16783
               17623.2          8201.41           19895.4          16742.1
  1999         17989.1          8202.76           19914.8          17089.6
               17967.5          8139.26           19933.7          17069.2
               18290.3          8386.67           19952.5          17375.8
               17515.7          8372.37           19971.4          16639.9
               16977.7          8450.98           19990.2          16128.8
               16246.1          8173.71           20008.7          15433.8
               16762.5          8065.44           20027.3          15924.4
               17149.8          8057.58           20045.8          16292.3
               17063.8          7985.55           20064.4          16210.6
               18161.2          8694.33           20083            17253.1
               18656.1          9250.17           20101.6          17723.3
               18634.6          9070              20120.2          17702.9
               19000.4          9262.15           20138.9          18050.4
               19710.5          9528.78           20157.6          18725
               20291.5          9826.11           20176.2          19276.9
               20829.4          9652.59           20194.9          19787.9
               21475            9950.33           20213.6          20401.2
               22507.8          9790.51           20232.2          21382.4
               22206.6          9847.05           20250.8          21096.2
               21496.5          9200.01           20269.3          20421.7
               21087.6          9333.53           20287.8          20033.3
               21410.4          9550.73           20306.4          20339.9
               22271.1          9832.51           20325.2          21157.6
               22120.5          10007.4           20343.9          21014.5
               23669.8          10063             20362.6          22486.3
               23583.7          10152.1           20381.3          22404.5
               24143.2          10445.2           20401.4          22936
               24078.6          10621.6           20421.7          22874.7
               23583.7          10764.8           20442            22404.5
               22981.2          10587.6           20462.3          21832.2
               23422.5          10814.9           20482.6          22251.3
               22216.9          10339.9           20502.8          21106.1
               22927.3          10943.8           20523.1          21780.9
               23465.5          11099.7           20543.3          22292.2
               23314.8          11161             20563.6          22149.1
               23314.8          11050.6           20584.5          22149.1
               23874.6          11717             20605.5          22680.8
               22841.2          11387             20626.4          21699.2
               22475.2          11024.8           20647.3          21351.5
               23379.4          11293.8           20668.4          22210.4
               23099.5          11299.5           20689.6          21944.6
               22862.7          11294.7           20710.8          21719.6
               23228.7          11475.8           20731.9          22067.3
               24175.9          11716.4           20753            22967.2
               25080.1          11913.1           20774.2          23826.1
               25553.7          11988.2           20795.3          24276.1
               26414.9          12334.1           20816.4          25094.1
               26371.8          12294.9           20837.6          25053.2
               27426.7          12311.9           20863.3          26055.3
               27831.6          12269.5           20889            26440
               29143.4          12727.5           20914.8          27686.2
               30848.7          13063.5           20940.5          29306.3
               30979.9          13150.2           20947.8          29430.9

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

                               1 Year    5 Years    10 Years     Since Inception

GAM Pacific Basin               74.91      4.12        7.81           9.32

GAM Pacific Basin (after
  maximum sales load of 5%)     66.16      3.06        7.26           8.88

MSCI Pacific Index              57.96      2.70        0.52           2.19


ANNUAL PERFORMANCE - CLASS A

[BAR CHART OMITTED]

                                                       GAM
                                             PACIFIC BASIN
                                            CLASS A (AFTER
                                     GAM           MAXIMUM        MSCI
                           PACIFIC BASIN        SALES LOAD     PACIFIC
                                 CLASS A            OF 5%)       INDEX
YEAR                                   %                 %           %
--------------------------------------------------------------------------------
1995                                4.50             (0.72)       2.99
1996                               (0.39)            (5.37)      (8.40)
1997                              (30.00)           (33.50)     (25.34)
1998                               (3.99)            (8.79)       2.69
1999                               74.91             66.16       57.96


----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.


                                       19
                                       --
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                    GAM
                                          Pacific Basin                  Average
                                  GAM           Class B      MSCI        1 Month
                        Pacific Basin    (with deferred   Pacific        Deposit
                              Class B     sales charge)     Index           Rate

31st Dec, 1999               US$14.89                    2,490.11
--------------------------------------------------------------------------------
                                    %                 %         %              %
--------------------------------------------------------------------------------
Quarter to Dec, 1999            36.26             31.26     16.19           1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                 67.89             62.90     57.96           5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                37.98             35.90     38.51           5.39
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                    GAM
                                          Pacific Basin                  Average
                                  GAM           Class C         MSCI     1 Month
                        Pacific Basin    (with deferred      Pacific     Deposit
                              Class C     sales charge)        Index        Rate

31st Dec, 1999               US$13.21                       2,490.11
--------------------------------------------------------------------------------
                                    %                 %            %           %
--------------------------------------------------------------------------------
Quarter to Dec, 1999            36.71             35.72        16.19        1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                 63.15             62.15        57.96        5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                32.89             32.89        43.61        5.39
--------------------------------------------------------------------------------


THE FACTS - CLASS D SHARES
                                                    GAM
                                          Pacific Basin
                                         Class D (after                  Average
                                  GAM           maximum        MSCI      1 Month
                        Pacific Basin        sales load     Pacific      Deposit
                              Class D          of 3.5%)       Index         Rate

31st Dec, 1999               US$13.95          US$14.46    2,490.11
--------------------------------------------------------------------------------
                                    %                 %           %            %
--------------------------------------------------------------------------------
Quarter to Dec, 1999            35.59             31.48       16.19         1.44
--------------------------------------------------------------------------------
Jan-Dec, 1999                   73.71             67.64       57.96         5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
2 years to Dec, 1999            28.71             26.44       27.36         5.47
--------------------------------------------------------------------------------
3 years to Dec, 1999             4.97              3.73        6.59         5.53
--------------------------------------------------------------------------------
Since inception*                 3.77              2.89        4.38         5.51
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 18th October, 1995 for Class D shares.

THE COMMENT

     Investors anticipating a broad-based economic recovery in Japan continue to be disappointed as business surveys indicate that key areas such as consumption and capital expenditure are unlikely to meet forecasted rates of growth. This has resulted in a further concentration of both foreign and domestic investors' attention to a narrow range of companies-primarily in telecommunications, electronics and non-bank finance. With most heavy industrial, manufacturing and bank shares being held by local groups and institutions who are perceived to be sellers in the next few years, it remains improbable that broad market indices can return to 1989 highs. Against the US dollar, the yen has settled into a 100-105 trading range, which appears unlikely to be broken in the short term.

     Hong Kong has confounded most economists in 1999, with GDP forecasts being upgraded due to improving levels of trade and tourism. 2000 should see further evidence of a return to growth with investors seeking beneficiaries from China's entry into the WTO and improved demand in the property sector. Singapore has also learnt lessons from the Asian crisis and is now looking to create a business environment that is internationally competitive, with more experienced management and a clearer focus on generating higher returns on capital for the benefit of shareholders. Weaker regional economies such as Thailand, Indonesia and the Philippines will continue to see highly volatile stockmarkets until corporate earnings growth returns.


                                       20
                                       --
                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 1999


                                                     MARKET
                                                      VALUE
   HOLDINGS   DESCRIPTION                               US$
--------------------------------------------------------------------------------
EQUITIES - 89.2%
              AUSTRALIA - 7.0%
    170,000   Coles Myer                            878,777
    360,572   Colonial                            1,613,260
     26,500   Commonwealth Bank of Australia        456,677
   *272,000   Novus Petroleum                       259,121
     32,575   Rio Tinto                             700,288
                                                  ---------
                                                  3,908,123
                                                  ---------
              HONG KONG - 21.6%
    404,000   Cable & Wireless HKT                1,166,759
    142,000   Cheung Kong Holdings                1,799,318
 *1,136,000   China Everbright                      927,973
    100,000   Henderson Land                        643,211
  1,111,618   Hong Kong & China Gas               1,522,960
    793,000   Hong Kong Land Holdings             1,173,640
    *85,200   HSBC Holdings (HKD)                 1,194,674
    462,000   Kerry Properties                      647,817
    173,000   Kowloon Motor Bus Holdings            379,449
   *570,000   Pacific Century Insurance Holdings    342,799
    145,000   Sun Hung Kai Properties             1,492,250
    132,000   Swire Pacific A                       779,417
                                                  ---------
                                                 12,070,267
                                                 ----------
              INDONESIA - 0.9%
  3,036,024   Bank Bali (FR)                        194,478
   *696,000   Mayorah Indah                          94,121
   *588,000   Modern Photo Film                     200,883
                                                  ---------
                                                    489,482
                                                  ---------
              JAPAN - 35.7%
      7,500   Aiful                                 917,678
     33,000   Anritsu                               232,576
     40,000   Canon                               1,589,663
     12,600   Fanuc                               1,604,601
     22,000   Fuji Photo Film                       803,250
      6,000   Jafco                               2,143,696
     35,000   Kokusai Securities                    548,502
      5,900   Kyocera                             1,530,443
     36,000   Mori Seiko                            482,772
      4,000   Murata Manufacturing                  939,703
      2,100   Nidec                                 606,402
     42,000   Nomura Securities                     758,516
     18,500   ORIX                                4,168,657
      1,140   Shohkoh Fund                          451,380
     11,000   Software Research Associates          387,627
     10,000   Tachihi Enterprise                    264,291
      6,500   Trend Micro                         1,641,543
     15,000   Uni-Charm                             864,820
                                                 ----------
                                                 19,936,120
                                                 ----------
              PHILIPPINES - 2.8%
  2,357,200   Ayala Land B                          614,159
    293,120   Bank of Philippine Islands            843,720
 *6,255,000   Cebu Holdings                         133,481
                                                  ---------
                                                  1,591,360
                                                  ---------
              SINGAPORE - 17.0%
    159,351   DBS Group Holdings                  2,611,998
    400,250   DBS Land                              788,244
    417,000   Kim Eng Holdings                      262,894
    227,966   Overseas Chinese Bank (FR)          2,094,194
    152,203   Overseas Union Bank (FR)              891,011
    132,000   Singapore Airlines                  1,497,928
     64,000   Singapore Press Holdings            1,387,211
                                                  ---------
                                                  9,533,480
                                                  ---------
              TAIWAN - 0.9%
    *30,000   Compal Electronics GDR                477,900
                                                  ---------
                                                    477,900
                                                  ---------
              THAILAND - 3.3%
    *87,000   ABN Amro Asia Securities (FR)         163,451
   *297,000   Bangkok Bank (FR)                     751,899
    136,750   Post Publishing (FR)                  102,039
   *498,220   Thai Farmers Bank (FR)                836,452
                                                  ---------
                                                  1,853,841
                                                 ----------
TOTAL EQUITIES (COST $37,700,237)                49,860,573
                                                 ----------
EQUITY WARRANTS - 0.0%
              INDONESIA - 0.0%
     *7,447   Bank Bali Wts August 2000                  74
                                                  ---------
                                                         74
                                                  ---------
              THAILAND - 0.0%
    *17,763   Thai Farmers Bank Wts September 2002    4,402
                                                  ---------
                                                      4,402
                                                  ---------
TOTAL EQUITY WARRANTS (COST $17,592)                  4,476
                                                  ---------
MUTUAL FUNDS - 1.5%
              TAIWAN - 1.5%
     41,000   Taiwan Fund                           835,375
                                                  ---------
TOTAL MUTUAL FUNDS (COST $776,137)                  835,375
                                                  ---------
TIME DEPOSITS - 2.8%
              UNITED STATES - 2.8%
 $1,554,819   Republic National Bank
                  3.75%  2000-01-01               1,554,819
                                                  ---------
TOTAL TIME DEPOSITS (COST $1,554,819)             1,554,819
                                                  ---------

TOTAL INVESTMENTS (COST $40,048,785**) - 93.5%   52,255,243
NET CURRENT ASSETS - 6.5%                         3,653,993
                                                 ----------
TOTAL NET ASSETS - 100.0%                        55,909,236
                                                 ==========


*  Non-income producing security.

** Cost for federal income tax purposes is $46,166,371 (Note 5).

Glossary of Terms:
FR -- Foreign Registered
GDR -- Global Depository Receipts
HKD -- Hong Kong Dollar

See notes to financial statements.

                                       21
                                       --
                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 1999

[PIE CHART OMITTED]

HONG KONG                21.6%
JAPAN                    35.7%
SINGAPORE                17.0%
AUSTRALIA                 7.0%
THAILAND                  3.3%
PHILIPPINES               2.8%
UNITED STATES             2.8%
NET CURRENT ASSETS        6.5%
OTHER                     3.3%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 1999 (UNAUDITED)

[PIE CHART OMITTED]

FINANCIAL SERVICES                      19.7%
BANKING                                 17.7%
REAL ESTATE                             13.5%
ELECTRONIC COMP. & INSTRUMENTS          11.1%
DATA PROCESSING & REPRODUCTION           3.9%
UTILITIES - ELECTRICAL & GAS             2.7%
OTHER                                   24.9%
NET CURRENT ASSETS                       6.5%


                                       22
                                       --
               GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

                             GAM JAPAN CAPITAL FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OF PAUL S. KIRKBY]


PAUL S. KIRKBY, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR INVESTMENTS IN THE JAPANESE MARKET. PRIOR TO JOINING GAM IN 1985, AS A SENIOR FUND MANAGER IN HONG KONG, HE WAS AN INVESTMENT ANALYST WITH NEW JAPAN SECURITIES CO. LTD IN TOKYO. HE COMMENCED MANAGEMENT OF GAM JAPAN CAPITAL FUND ON 1ST JULY, 1994. MR. KIRKBY ALSO MANAGES THE OFFSHORE FUND GAM JAPAN INC. HE IS NOW BASED IN LONDON HAVING LIVED IN HONG KONG FOR SEVEN YEARS.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES


                                                            GAM
                                                  Japan Capital
                                                 Class A (after          Tokyo         Average
                                      GAM               maximum          Stock         1 Month
                            Japan Capital            sales load       Exchange         Deposit
                                  Class A                of 5%)          Index            Rate
31st Dec, 1999                   US$13.85              US$14.58       1,722.20
------------------------------------------------------------------------------------------------
                                        %                     %              %               %
------------------------------------------------------------------------------------------------
Quarter to Dec, 1999                21.68                 15.60          19.07            1.44
------------------------------------------------------------------------------------------------
Jan-Dec, 1999                       87.05                 77.71          75.89            5.27
------------------------------------------------------------------------------------------------
Average annual total return:
------------------------------------------------------------------------------------------------
3 years to Dec, 1999                21.02                 18.97          10.87            5.53
------------------------------------------------------------------------------------------------
5 years to Dec, 1999                13.57                 12.41           2.34            5.60
------------------------------------------------------------------------------------------------
Since inception                     11.48                 10.45           0.81            5.54
------------------------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 1st July 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       23
                                       --
                    GAM JAPAN CAPITAL FUND / FUND MANAGEMENT

[LINE CHART OMITTED]

                                 Tokyo           Average      GAM Japan Class A
              GAM Japan      Stock Exchange      1 Month        (after Maximum
               Class A            Index        Deposit Rate   sales load of 5%)
              ---------           -----        ------------   -----------------
1994            10000            10000             10000             10000
                10000            10006.9           10008.5           9500
                10000            10122.6           10017             9500
                10004            9856.28           10025.5           9503.8
                10017            9711.86           10034             9516.15
                10009            9756.06           10042.5           9508.55
                10003            9817.88           10051             9502.85
                10013            9922.15           10059.4           9512.35
                9960             9696.18           10067.8           9462
                10005            9817              10076.3           9504.75
                9860             9504.38           10085.4           9367
                9758             9482.71           10094.6           9270.1
                9797             9644.4            10103.8           9307.15
                9733             9478.49           10113             9246.35
                9684             9368.23           10122.2           9199.8
                9787             9645.28           10131.7           9297.65
                9761             9688.08           10141.3           9272.95
                9676             9584.51           10150.9           9192.2
                9679             9555.81           10160.5           9195.05
                9512             9268.19           10170.1           9036.4
                9494             9208.13           10179.7           9019.3
                9305             8949.22           10189.3           8839.75
                9373             8993.61           10199             8904.35
                9324             8958.03           10210.6           8857.8
                9267             8975.29           10222.2           8803.65
                9473             9188.58           10233.8           8999.35
                9623             9313.81           10245.4           9141.85
1995            9481             9037.11           10257             9006.95
                9449             9148.25           10268.6           8976.55
                9143             8775.21           10280.2           8685.85
                8911             8502.39           10291.7           8465.45
                8791             8667.42           10303.3           8351.45
                8707             8601.02           10315             8271.65
                8534             8571.25           10326.7           8107.3
                8482             8410.8            10338.5           8057.9
                8419             8630.43           10350.2           7998.05
                8206             8655.62           10362.1           7795.7
                8526             8635.89           10374             8099.7
                8265             8343.17           10385.9           7851.75
                8573             9040.81           10397.8           8144.35
                8593             9006.29           10409.8           8163.35
                8693             9238.07           10421.7           8258.35
                8770             9666.94           10433.7           8331.5
                8670             9473.55           10445.7           8236.5
                8771             9613.05           10457.7           8332.45
                8536             9086.25           10469.6           8109.2
                8467             8882.47           10481.5           8043.65
                8355             9136.62           10493.4           7937.25
                8406             9086.25           10505.3           7985.7
                8310             8689.96           10517.3           7894.5
                8263             8520.18           10529.2           7849.85
                8492             8737.69           10541.2           8067.4
                8333             8439.16           10553.1           7916.35
                8491             8963.66           10565.1           8066.45
                8803             9002.06           10577.3           8362.85
                8771             8902.02           10589.4           8332.45
                8844             9024.25           10601.6           8401.8
                9098             8810.26           10613.7           8643.1
                9267             8625.5            10625.3           8803.65
                9577             8864.86           10636.9           9098.15
                9512.37          8746.15           10648.5           9036.75
                9708.97          8769.4            10660             9223.52
                9693.84          8633.43           10671.8           9209.15
                9776.52          8568.26           10683.5           9287.69
                9497.24          8582.35           10695.3           9022.38
                9798.7           8744.39           10707.1           9308.76
                9823.9           8743.15           10718.8           9332.71
                9667.63          8493.93           10730.5           9184.25
                9781.56          8670.59           10742.2           9292.48
                9572.86          8193.81           10753.9           9094.22
                9616.21          8311.99           10765.6           9135.4
                9735.18          8491.47           10777.2           9248.42
                9575.88          8451.49           10788.8           9097.09
                9535.56          8544.83           10800.4           9058.78
                9817.85          8877.01           10812             9326.96
                10035.6          9061.42           10823.8           9533.84
                9918.67          9008.23           10835.6           9422.74
                10122.3          9195.8            10847.4           9616.21
                10233.2          9191.22           10859.2           9721.57
1996            10485.3          9353.61           10871             9961.02
                10344.1          9108.27           10882.5           9826.93
                10344.1          9049.79           10893.9           9826.93
                10324            9002.24           10905.4           9807.77
                10434.9          9117.95           10916.9           9913.13
                10424.8          9111.61           10927.9           9903.55
                10374.4          9157.58           10938.8           9855.66
                10182.8          8995.54           10949.8           9673.68
                10102.2          8927.91           10960.8           9597.06
                9940.85          8779.08           10971.6           9443.81
                9890.44          8821.88           10982.4           9395.92
                10203            8936.89           10993.2           9692.83
                10586.1          9226.45           11003.9           10056.8
                10606.3          9293.73           11014.7           10076
                10727.2          9266.08           11025.7           10190.9
                10797.8          9455.41           11036.6           10257.9
                11090.2          9787.41           11047.6           10535.7
                10989.4          9696.71           11058.5           10439.9
                10818            9481.48           11069.5           10277.1
                10959.1          9516.53           11080.5           10411.2
                10828.1          9316.1            11091.5           10286.7
                10908.7          9369.64           11102.5           10363.3
                10838.2          9173.79           11113.5           10296.2
                10949            9426.88           11124.6           10401.6
                11100.3          9457.7            11135.7           10545.3
                11201.1          9414.73           11146.7           10641
                11160.8          9194.57           11157.8           10602.7
                10979.3          8978.46           11169             10430.3
                10868.4          9088.36           11180.2           10325
                10626.4          8933.55           11191.5           10095.1
                10697            9016.15           11202.7           10162.2
                10555.8          8749.49           11214             10028.1
                10654            8866.27           11225.3           10121.3
                10684.5          8944.29           11236.5           10150.2
                10410            8580.76           11247.8           9889.48
                10399.8          8537.79           11259.1           9879.83
                10501.5          8617.93           11270.4           9976.4
                10552.3          8760.06           11270.4           10024.7
                10704.8          8843.72           11297.7           10169.6
                10552.3          8630.61           11304.2           10024.7
                10471            8508.2            11315.6           9947.43
                10633.6          8671.29           11326.9           10102
                10338.8          8304.24           11338.3           9821.88
                10318.5          8289.45           11349.7           9802.57
                10410            8545.36           11360.7           9889.48
                10450.7          8516.65           11371.7           9928.12
                10471            8556.28           11382.8           9947.43
                10389.7          8306.36           11393.8           9870.17
                10328.7          8142.21           11404.8           9812.22
                10328.7          7983.16           11416.4           9812.22
                10166            7822.36           11428             9657.7
                10247.7          7690.61           11439.7           9735.27
1997            10236.7          7662.43           11451.3           9724.89
                9777.88          6983.11           11463             9288.98
                9832.5           7177.2            11474.8           9340.88
                9745.1           6895.05           11486.5           9257.85
                9963.6           6847.84           11498.2           9465.42
                9843.43          6519.72           11510             9351.25
                10171.2          6780.56           11521.8           9662.62
                10083.8          7031.9            11533.6           9579.59
                9985.45          6983.46           11545.3           9486.18
                9810.65          6772.11           11557.1           9320.12
                9745.1           6651.11           11568.9           9257.85
                9887.13          6907.02           11580.7           9392.77
                10094.7          6750.44           11592.5           9589.97
                10214.9          6693.73           11604.2           9704.13
                10105.6          6428.48           11616.6           9600.34
                10204            6679.11           11629             9693.75
                10553.5          6794.83           11641.4           10025.9
                10881.3          7028.55           11653.8           10337.2
                11165.3          7372.88           11666.2           10607.1
                11438.5          7914.47           11678.6           10866.5
                11318.3          7840.32           11691.1           10752.4
                11657            7749.44           11703.5           11074.1
                11842.7          7948.99           11715.9           11250.6
                11984.7          8105.22           11728.4           11385.5
                12061.2          8108.92           11740.9           11458.1
                12072.1          8205.08           11753.4           11468.5
                12028.4          8103.46           11765.9           11427
                12148.6          8046.04           11778.4           11541.2
                12214.2          8101.7            11790.9           11603.4
                12257.8          8041.28           11803.4           11645
                12323.4          7792.77           11815.8           11707.2
                12268.8          7890.17           11828.3           11655.3
                12236            7803.86           11840.8           11624.2
                11763.4          7543.9            11853.2           11175.2
                11152.4          7223.52           11865.7           10594.8
                11363.5          7253.82           11878.2           10795.3
                11074.7          7036.48           11890.8           10520.9
                11063.6          6944.89           11903.3           10510.4
                11063.6          7007.94           11916             10510.4
                11152.4          6864.4            11928.6           10594.8
                11230.2          6901.91           11941.3           10668.7
                11196.9          6901.56           11954             10637
                10908.1          6690.03           11966.7           10362.7
                10552.6          6470.75           11979.5           10025
                10397.1          6052.63           11992.2           9877.23
                9875.01          5648.59           12005             9381.26
                10463.7          6166.93           12017.8           9940.55
                10252.7          5983.23           12030.6           9740.05
                10241.6          5795.3            12043.3           9729.5
                10130.5          5612.13           12056.8           9623.97
                9982.81          5522.48           12070.3           9483.67
                9923.6           5360.8            12083.8           9427.42
1998            9982.81          5419.8            12097.3           9483.67
                10148.6          5334.03           12111.3           9641.16
                10255.2          5688.39           12125.2           9742.41
                10456.5          6056.5            12139.1           9933.66
                10456.5          6105.47           12153             9933.66
                10444.6          6317.52           12166.9           9922.41
                10361.8          6240.91           12179.7           9843.66
                10219.7          6039.77           12192.5           9708.66
                10385.4          6156.37           12205.2           9866.16
                10444.6          6158.66           12218             9922.41
                10172.3          6087.32           12231             9663.66
                10006.5          5884.78           12244.1           9506.17
                10219.7          5905.91           12257.1           9708.66
                10148.6          5375.06           12270.1           9641.16
                10255.2          5886.01           12283.2           9742.41
                10243.3          5634.85           12296.3           9731.16
                10338.1          5787.2            12309.4           9821.16
                10255.2          5602.62           12322.5           9742.41
                10113.1          5484.79           12335.7           9607.41
                10196            5512.44           12348.9           9686.16
                10101.2          5552.25           12362.1           9596.16
                9982.81          5400.07           12375.4           9483.67
                9899.91          5276.96           12388.6           9404.92
                9888.07          5002.73           12401.7           9393.67
                9769.65          5433.19           12414.8           9281.17
                9734.12          5114.57           12427.9           9247.42
                10006.5          5579.72           12441.1           9506.17
                9994.65          5400.43           12454.4           9494.92
                10207.8          5615.13           12467.6           9697.41
                10148.6          5479.68           12480.9           9641.16
                10006.5          5363.26           12494.2           9506.17
                9959.12          5156.67           12507.4           9461.17
                9694.68          4928.76           12520.7           9209.94
                9732.8           4972.61           12533.9           9246.16
                9402.44          4658.4            12547.2           8932.32
                9364.32          5003.26           12560.5           8896.11
                9199.14          5022.28           12573.7           8739.19
                9161.03          4963.98           12586.9           8702.97
                9084.79          4765.84           12600.2           8630.55
                8894.2           4626.7            12613.3           8449.49
                8716.32          5161.24           12626             8280.5
                8919.61          5346.53           12638.7           8473.63
                9110.2           5564.4            12651.4           8654.69
                9008.55          5472.81           12664.1           8558.13
                9300.79          5671.66           12676.8           8835.75
                9173.73          5511.39           12689.4           8715.05
                9440.56          5793.68           12702             8968.53
                9631.15          5803.71           12714.6           9149.59
                9529.5           5828.07           12727.5           9053.03
                9643.85          5889.95           12740.9           9161.66
                9631.15          5873.07           12754.4           9149.59
                9504.09          5752.19           12767.8           9028.88
1999            9720.09          5944.02           12781.2           9234.09
                9580.32          5859.28           12793.3           9101.31
                9453.26          5799.26           12805.4           8980.6
                9580.32          5934.12           12817.5           9101.31
                9605.74          5973.46           12829.6           9125.45
                9529.5           5928.77           12841.6           9053.03
                9478.68          5885.92           12853.5           9004.74
                9313.5           5608.52           12865.5           8847.82
                9554.91          5831.28           12877.4           9077.17
                9593.03          5794.66           12889.3           9113.38
                10050.5          6198.3            12901.3           9547.92
                10533.3          6700.5            12913.2           10006.6
                10647.6          6525.77           12925.2           10115.2
                10914.5          6687.08           12937.2           10368.7
                11168.6          6857.19           12949.2           10610.2
                11232.1          7032.43           12961.2           10670.5
                11092.3          6918.39           12973.2           10537.7
                11143.2          6929.78           12985.2           10586
                11232.1          7014.17           12997.1           10670.5
                11003.4          6830.9            13009             10453.2
                10901.8          6541.35           13020.9           10356.7
                10927.2          6619.44           13032.8           10380.8
                11130.5          6691              13044.8           10573.9
                11791.2          7238.92           13056.8           11201.6
                12045.3          7162.33           13068.8           11443
                12261.3          7186.63           13080.9           11648.2
                12909.3          7463.55           13093             12263.8
                12858.5          7413.88           13106.1           12215.5
                13531.9          7720.26           13119.1           12855.3
                12960.1          7648.01           13132.1           12312.1
                13481.1          7986.26           13145.2           12807
                13087.2          7690.14           13158.2           12432.8
                13163.4          7715.21           13171.2           12505.2
                13862.2          8343.75           13184.2           13169.1
                13709.8          8206.41           13197.2           13024.3
                14535.7          8425.07           13210.3           13808.9
                15005.8          8649.02           13223.8           14255.5
                14967.7          8712.31           13237.2           14219.3
                14700.8          8530.14           13250.7           13965.8
                15361.6          8945.34           13264.1           14593.5
                15221.8          8845.35           13277.7           14460.7
                15158.3          8875.11           13291.3           14400.3
                15221.8          8878.45           13304.9           14460.7
                15730            9301.89           13318.5           14943.5
                16123.9          9323.18           13332             15317.7
                16301.8          9402.24           13345.6           15486.7
                16212.9          9609.41           13359.2           15402.2
                17216.6          10161.2           13372.8           16355.8
                16543.2          9770.12           13387.2           15716
                16835.4          9859.7            13403.7           15993.7
                17027            9820.7            13420.2           16175.7
                17394.6          10194             13436.8           16524.9
                18182.3          10454.8           13453.3           17273.2




NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[BAR CHART OMITTED]

                               1 Year    3 Years     5 Years     Since Inception
                               ------    -------     -------     ---------------

GAM Japan Capital               87.05     21.02       13.57           11.48

GAM Japan Capital (after
  maximum sales load of 5%)     77.71     18.97       12.41           10.45

Tokyo Stock Exchange Index      75.89     10.87        2.34            0.81


ANNUAL PERFORMANCE - CLASS A

[BAR CHART OMITTED]


                                           GAM
                                 JAPAN CAPITAL
                                       CLASS A
                        GAM     (AFTER MAXIMUM    TOKYO STOCK
              JAPAN CAPITAL         SALES LOAD       EXCHANGE
                    CLASS A             OF 5%)          INDEX

YEAR                      %                %                %
--------------------------------------------------------------------------------
1995                   6.45             1.12            (1.32)
1996                   0.15            (4.85)          (16.55)
1997                  (2.58)           (7.44)          (28.09)
1998                  (2.75)           (7.61)            7.77
1999                  87.05            77.71            75.89


-------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index includes dividends reinvested.


                                       24
                                       --
                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                      GAM
                                            Japan Capital       Tokyo    Average
                                    GAM           Class B       Stock    1 Month
                          Japan Capital    (with deferred    Exchange    Deposit
                                Class B     sales charge)       Index       Rate

31st Dec, 1999                 US$14.45                      1,722.20
--------------------------------------------------------------------------------
                                     %                  %           %          %
--------------------------------------------------------------------------------
Quarter to Dec, 1999              21.31             16.31       19.07       1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                   82.18             77.18       75.89       5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                  41.41             39.37       49.91       5.39
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                      GAM
                                            Japan Capital       Tokyo    Average
                                    GAM           Class C       Stock    1 Month
                          Japan Capital    (with deferred    Exchange    Deposit
                                Class C     sales charge)       Index       Rate

31st Dec, 1999                 US$14.65                      1,722.20
--------------------------------------------------------------------------------
                                      %                 %           %          %
--------------------------------------------------------------------------------
Quarter to Dec, 1999              21.60             20.60       19.07       1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                   83.30             82.31       75.89       5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                  40.76             40.76       48.90       5.40
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, and on 19th May, 1998 for Class C shares.

THE COMMENT

     The stock market continued its gentle ascent as foreign investors and domestic investment trusts continued to raise weightings in recognition of the end of the nine-year bear market. In line with many of the world's stock markets, gains were concentrated in technology stocks. So pronounced were the gains that the rise of the overall market masked weakness in many sectors. We remain optimistic about the prospects for earnings growth in the technology area but are less certain of the level that valuations have reached. With a substantial amount of the fund invested in technology-related companies we remain cautious bulls but have continued to reduce positions into strength, particularly in the highly rated Internet arena. Amongst financial stocks, which approximates 25% of the fund, we have cut back our exposure to the non-banks with the exception of ORIX, which remains the fund's largest position. We have added to the position in brokerage companies, which we believe will continue to benefit from the growth of new products and the shift from deposits into risk assets. The fund continues to be fully exposed to the yen.

     While we would not be surprised to see some pullback we remain committed medium-term bulls. The anxious drive of investors into technology stocks, the part of the market moving now, is beginning to throw up new opportunities in the broader market.


                                       25
                                       --
                GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 1999

                                                               MARKET
                                                                VALUE
   HOLDINGS   DESCRIPTION                                         US$
--------------------------------------------------------------------------------

CONVERTIBLES - 1.1%

              FINANCIAL SERVICES - 1.1%
 80,000,000   Kokusai Securities 0.25% Cnv
                 2014-09-30                                   822,240
                                                           ----------
TOTAL CONVERTIBLES (COST $778,914)                            822,240
                                                           ----------

EQUITIES - 87.0%
              APPLIANCES & HOUSEHOLD DURABLES - 8.1%
     69,000   Matsushita Electric Industrial                1,911,413
     25,000   Pioneer Electronics                             660,728
     11,100   Sony                                          3,292,189
                                                           ----------
                                                            5,864,330
                                                           ----------
              AUTOMOBILES - 1.1%
     57,000   Suzuki Motor                                    831,901
                                                           ----------
                                                              831,901
                                                           ----------
              BANKING - 2.0%
    107,000   Bank of Fukuoka                                 742,590
    102,000   Bank of Kyoto                                   575,098
     18,000   Tochigi Bank                                    111,883
                                                           ----------
                                                            1,429,571
                                                           ----------
              BROADCASTING & PUBLISHING - 0.4%
      3,000   Nippon Broadcasting                             261,355
                                                           ----------
                                                              261,355
                                                           ----------
              BUSINESS & PUBLIC SERVICES - 3.7%
     13,100   Sanix                                         1,436,179
     11,000   Secom                                         1,211,335
                                                            ---------
                                                            2,647,514
                                                            ---------
              CHEMICALS - 1.0%
     16,000   Shin-Etsu Chemical                              689,115
                                                             --------
                                                              689,115
                                                             --------
              CONSTRUCTION & HOUSING - 1.3%
     86,400   Daito Trust Construction                        964,135
                                                             --------
                                                              964,135
                                                             --------
              DATA PROCESSING & REPRODUCTION - 5.4%
      2,300   Fujitsu Support and Service                   1,127,937
      5,300   Nidec                                         1,530,442
     16,000   Nihon Unisys                                    551,292
     35,000   Ricoh                                           659,847
                                                            ---------
                                                            3,869,518
                                                            ---------
              ELECTRICAL & ELECTRONICS - 1.9%
     73,000   Anritsu                                         514,487
      5,900   Hitachi Software Engineering                    860,513
                                                            ---------
                                                            1,375,000
                                                            ---------
              ELECTRONIC COMP. & INSTRUMENTS -  7.1%
      4,600   Fuji Soft ABC                                   360,219
     50,000   Koito Manufacturing                             278,485
     28,000   Mitsumi Electric                                877,056
      6,300   Rohm                                          2,590,055
      7,000   Tokyo Electron                                  959,279
      2,000   Yamatake-Honeywell                               14,781
                                                           ----------
                                                            5,079,875
                                                           ----------
              FINANCIAL SERVICES - 21.9%
     83,000   The 77th Bank                                   870,135
     54,100   Credit Saison                                   942,619
    108,000   Daiwa Securities                              1,690,407
     10,000   Jafco                                         3,572,827
     60,000   Kokusai Securities                              940,290
    139,000   Nikko Securities                              1,759,270
     24,800   ORIX                                          5,588,254
      1,020   Shohkoh Fund                                    403,866
                                                           ----------
                                                           15,767,668
                                                           ----------

              FOOD & HOUSEHOLD PRODUCTS - 1.5%
     14,100   Matsumotokiyoshi                              1,091,729
                                                           ----------
                                                            1,091,729
                                                           ----------

              FOREST PRODUCTS & PAPER - 1.0%
     26,200   Toppan Forms                                    705,266
                                                           ----------
                                                              705,266
                                                           ----------

              HEALTH & PERSONAL CARE - 6.1%
     59,000   Chugai Pharmaceutical                           638,166
     46,000   Eisai                                           884,789
      2,300   Fancl                                           616,875
     13,000   Kissei Pharmaceutical                           188,332
      9,500   Sawai Pharmaceutical                            118,099
     20,000   Shiseido                                        291,699
     11,000   Towa Pharmaceutical                             147,514
     44,000   Yamanouchi Pharmaceutical                     1,537,588
                                                           ----------
                                                            4,423,062
                                                           ----------
              INDUSTRIAL COMPONENTS - 3.8%
    112,000   Minebea                                       1,921,848
     63,000   Sumitomo Electric Industries                    728,299
      7,000   Sumitomo Special Metals                          75,646
                                                           ----------
                                                            2,725,793
                                                           ----------
              INSURANCE - 3.5%
    261,000   Mitsui Marine & Fire Insurance                1,548,218
    174,000   Nissan Fire & Marine Insurance                  538,215
     71,000   Sumitomo Marine & Fire Insurance                437,843
                                                            ---------
                                                            2,524,276
                                                            ---------
              MACHINERY & ENGINEERING - 1.5%
     68,000   Kurita Water Industries                       1,080,971
                                                            ---------
                                                            1,080,971
                                                            ---------
              MERCHANDISING - 4.0%
        950   Bellsystem 24                                 1,041,504
      1,910   Circle K Japan                                   78,337
     35,500   Deo Deo                                         434,020
      5,200   FamilyMart                                      346,124
      3,800   Ryohin Keikaku                                  762,901


                                       26
                                       --
               GAM JAPAN CAPITAL FUND / STATEMENT OF INVESTMENTS

                                                                MARKET
                                                                 VALUE
   HOLDINGS   DESCRIPTION                                          US$
--------------------------------------------------------------------------------

     15,000   Shimachu                                        207,028
                                                            ---------
                                                            2,869,914
                                                            ---------
              REAL ESTATE - 0.7%
      5,500   Sumitomo Real Estate Sales                      174,971
      2,000   Tachihi Enterprise                               52,858
     40,000   TOC                                             266,640
                                                            ---------
                                                              494,469
                                                            ---------
              RECREATION & OTHER CONSUMER GOODS - 2.7%
     33,000   Fuji Photo Film                               1,204,874
     19,000   Noritsu Koki                                    725,333
                                                            ---------
                                                            1,930,207
                                                            ---------
              TELECOMMUNICATIONS - 6.3%
        400   Hikari Tsushin                                  802,663
          1   Japan Telecom                                    40,133
         94   Nippon Telegraph and Telephone                1,610,219
         55   NTT Mobile Communications Network             2,115,799
                                                            ---------
                                                            4,568,814
                                                            ---------
              TEXTILES  & APPAREL - 0.7%
     28,000   Tokyo Style                                     230,227
     13,200   Xebio                                           249,374
                                                            ---------
                                                              479,601
                                                            ---------
              UTILITIES - ELECTRIC & GAS - 0.0%
      1,000   Okinawa Electric Power                           21,045
                                                            ---------
                                                               21,045
                                                            ---------
              WHOLESALE & INTERNATIONAL TRADE - 1.3%
      1,000   Softbank                                        957,322
                                                           ----------
                                                              957,322
                                                           ----------
TOTAL EQUITIES (COST $43,157,938)                          62,652,451
                                                           ----------

PREFERRED SHARES - 0.9%
              BANKING - 0.9%
 57,000,000   Sanwa International 1.25% Cnv Pfd
                 2005-08-01                                   613,743
                                                            ---------
TOTAL PREFERRED SHARES (COST $479,312)                        613,743
                                                            ---------

TIME DEPOSITS - 0.7%
              UNITED STATES - 0.7%
   $520,743   First National Bank Chicago
                 3.75%  2000-1-3                              520,743
                                                            ---------
TOTAL TIME DEPOSITS (COST $520,743)                           520,743
                                                            ---------

TOTAL INVESTMENTS (COST $44,936,907**) - 89.7%             64,609,177
NET CURRENT ASSETS - 10.3%                                  7,403,393
                                                           ----------
TOTAL NET ASSETS - 100.0%                                  72,012,570
                                                           ==========

** Cost for federal income tax purposes is $51,625,712 (Note 5).

See notes to financial statements.


                                       27
                                       --
               GAM JAPAN CAPITAL FUND / STATEMENT OF INVESTMENTS

                             GAM NORTH AMERICA FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OF FAYEZ SAROFIM]

FAYEZ SAROFIM FOUNDED FAYEZ SAROFIM & CO. IN 1958 AND IS THE PRESIDENT AND CHAIRMAN OF THE BOARD. HE IS ALSO DIRECTOR OF TELEDYNE INC., ARGONAUT GROUP, UNITRIN, INC., MESA INS., IMPERIAL HOLLY CORP. AND EXOR GROUP. FROM 1951 TO 1958 MR. SAROFIM WORKED FOR ANDERSON, CLAYTON & CO. WHERE HIS LAST ASSIGNMENT WAS AS ASSISTANT TO THE PRESIDENT. HE COMMENCED MANAGEMENT OF GAM NORTH AMERICA FUND ON 29TH JUNE, 1990. MR. SAROFIM ALSO MANAGES THE OFFSHORE FUND GAM U.S. INC.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                  GAM
                                        North America
                                        Class A (after                   Average
                                  GAM          maximum         S&P       1 Month
                        North America       sales load        Comp       Deposit
                              Class A            of 5%)      Index          Rate

31st Dec, 1999               US$18.30          US$19.26   1,469.25
--------------------------------------------------------------------------------
                                    %                 %          %             %
--------------------------------------------------------------------------------
Quarter to Dec, 1999            10.71              5.17      14.90          1.44
--------------------------------------------------------------------------------
Jan-Dec, 1999                    9.32              3.85      21.04          5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
3 years to Dec, 1999            22.34             20.27      27.61          5.53
--------------------------------------------------------------------------------
5 years to Dec, 1999            24.36             23.09      28.59          5.60
--------------------------------------------------------------------------------
Since inception                 15.16             14.57      18.23          5.38
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                    28
                                    --
                    GAM NORTH AMERICA FUND / FUND MANAGEMENT

[LINE CHART OMITTED}

                                                              GAM North America
                GAM                             Average             Class A
           North America         S&P's          1 Month         (after Maximum
              Class A            Index        Deposit Rate    sales load of 5%)
             ---------           -----        ------------    -----------------
1990            10000            10000             10000             10000
                10000            10017.4           10009.5           9500
                10006            9547.96           10025.5           9505.7
                10013            9366.41           10050.8           9512.35
                10021            9225.32           10057.7           9519.95
                10028            9419.91           10073.8           9526.6
                10036            9375.61           10089.6           9534.2
                10045            9458.19           10105.4           9542.75
                10050.5          9349.53           10121.2           9548
                10058            9500.32           10137             9555.1
                10065            9647.26           10153.1           9561.75
                10071            9791.87           10169.1           9567.45
                10075            9630.21           10192             9571.25
                9995             9667.32           10208.1           9495.25
                9991             9750.08           10217.2           9491.45
                9981             9852.89           10233.6           9481.95
                9974             9467.89           10250             9475.3
                9966             9467.22           10266.5           9467.7
                9957             9752.25           10282.9           9459.15
                9948             10166.3           10299.6           9450.6
                9786             10266.3           10316.4           9296.7
                9773             10175             10333.2           9284.35
                9780             10551             10359.3           9291
                9845             10392.5           10366.3           9352.75
                9916             10263.1           10382.7           9420.2
                9999             10138.8           10406.1           9499.05
                10010            10353.9           10422.4           9509.5
                10008            10360.6           10443.5           9507.6
                10005            10639.6           10448.2           9504.75
                9998             10252.1           10464.5           9498.1
                9989             10265.6           10480.9           9489.55
                9981             9662.14           10497.3           9481.95
                9972             9796.05           10524.5           9473.4
                9963             9503.49           10529             9464.85
                9954             9305.06           10556.2           9456.3
                9952             9343.68           10560.7           9454.4
                9947             9322.78           10576.6           9449.65
                9941             9216.96           10599.6           9443.95
                9739             8840.32           10615.7           9252.05
                9901             9146.75           10631.8           9405.95
                9876             9110.3            10641             9382.2
                9776             8818.08           10657.7           9287.2
                9926             9159.45           10674.4           9429.7
                9764             8794.84           10691.1           9275.8
                9999             9172.16           10714.7           9499.05
                10097            9321.94           10723.9           9592.15
                10190            9324.95           10749.1           9680.5
                10152            9249.39           10756             9644.4
                10285            9478.59           10772             9770.75
                10384            9626.03           10788             9864.8
                10313            9549.3            10805.9           9797.35
                10248            9670.33           10831.4           9735.6
                10214            9685.71           10849.2           9703.3
1991            9848             9260.76           10859.4           9355.6
                9808             9178.68           10875             9317.6
                10284            9731.02           10890.7           9769.8
                10438            9884.15           10906.3           9916.1
                10615            10253.4           10921.9           10084.2
                11105            10856.6           10936.2           10549.8
                11148            10878.3           10960.6           10590.6
                11218            10832.7           10964.7           10657.1
                11274            10901.4           10987.2           10710.3
                11448            11015.1           10993.4           10875.6
                11446            10996.9           11007.9           10873.7
                11388            10936.5           11028.6           10818.6
                11477            10987             11043.1           10903.2
                11621            11211.5           11051.3           11040
                11716            11293.3           11064.6           11130.2
                11670            11293.1           11083.5           11086.5
                11432            11083.8           11091.1           10860.4
                11699            11281.2           11104.3           11114
                11640            11189.6           11116.8           11058
                11610            11063.1           11129.4           11029.5
                11713            11225             11141.9           11127.3
                11784            11546.4           11159.7           11194.8
                11601            11270.7           11166.9           11021
                11681            11323.8           11179.3           11097
                11507            11056.7           11197.1           10931.7
                11641            11271.4           11209.6           11059
                11665            11279.4           11216.7           11081.8
                11762            11419.3           11229.5           11173.9
                11764            11441.2           11242.2           11175.8
                11775            11456.6           11262.3           11186.2
                11918            11521             11267.8           11322.1
                12043            11616.1           11280.3           11440.8
                11777            11277             11292.9           11188.2
                12214            11804.6           11305.5           11603.3
                12292            11859.1           11318             11677.4
                12057            11660.4           11335.8           11454.2
                11984            11583.5           11347.8           11384.8
                11972            11594.5           11359.9           11373.4
                11997            11659.9           11372             11397.2
                11838            11415.3           11378.9           11246.1
                11885            11631.8           11390.5           11290.8
                12055            11745.6           11407.1           11452.2
                12042            11738.6           11413.7           11439.9
                12136            11768.7           11430             11529.2
                12233            11861.7           11436.3           11621.3
                12084            11631             11447.2           11479.8
                11914            11339.1           11458.2           11318.3
                12142            11529.3           11469.1           11534.9
                12162            11441.4           11484.9           11553.9
                12315            11636             11491.2           11699.2
                12781            12017.5           11508.7           12142
                13327.7          12580             11518.3           12661.3
1992            13363.3          12673.6           11524.7           12695.1
                13226.9          12570.8           11533.9           12565.5
                13057.3          12639.2           11543.2           12404.5
                13023.2          12604.6           11556.4           12372.1
                12988.5          12458.5           11561.7           12339.1
                13105.5          12581.5           11570.9           12450.2
                13012.2          12549.2           11580             12361.6
                13017.2          12549.9           11589             12366.4
                13100.5          12562.4           11604.4           12445.5
                12865.4          12348.8           11610.9           12222.1
                12884.8          12391.6           11616.2           12240.6
                12989.1          12505.8           11629.3           12339.7
                12844.7          12301.8           11638.5           12202.5
                13042.3          12387.9           11643.7           12390.2
                13073.4          12409.6           11652.9           12419.7
                13019.2          12541.4           11662.2           12368.3
                12935            12496.1           11671.4           12288.2
                13204.7          12762             11686.7           12544.4
                13226.9          12817.5           11689.1           12565.6
                13113.7          12651.9           11701.3           12458
                13045.5          12696.2           11711.1           12393.2
                13394            12804.2           11718.4           12724.3
                13087.4          12690.7           11723.3           12433
                12971.5          12603.7           11732             12322.9
                12845.7          12399.3           11745.7           12203.4
                12960.4          12577             11753.1           12312.4
                13155.2          12735.1           11758.1           12497.4
                13205            12774.4           11766.7           12544.7
                13123.6          12747.3           11775.3           12467.4
                13071.4          12686.7           11787.6           12417.8
                13526.8          13111.6           11798.7           12850.5
                13426.5          12943.9           11801.1           12755.2
                13503.7          12992.1           11808.5           12828.5
                13216.8          12689.7           11815.8           12556
                13273            12799.5           11826.3           12609.4
                13429.5          12901.3           11830.5           12758
                13670.2          13162.1           11838             12986.7
                13541.8          13072.8           11850.9           12864.7
                13212.8          12909.3           11856.3           12552.2
                12931            12636.2           11863.6           12284.4
                12885.8          12639.7           11870.5           12241.5
                13172.7          12881.4           11874.5           12514.1
                13277            12987.7           11884.5           12613.2
                13422.5          13137.8           11888.5           12751.4
                13268            13016.2           11895.4           12604.6
                13439.5          13088.7           11902.5           12767.6
                13587            13234.3           11914.8           12907.6
                13694.3          13435.9           11919.9           13009.6
                13824.7          13567             11923.9           13133.5
                13751.5          13497.8           11933.4           13063.9
                14062.5          13750.7           11946.8           13359.3
                13926            13710.2           11956.3           13229.7
1993            13667.6          13599.2           11964.8           12984.2
                13335.6          13468.2           11969             12668.8
                13395.5          13659.6           11980.5           12725.8
                13360            13766.8           11983.6           12692
                13424.8          13852.8           11990.9           12753.6
                13446.8          14027.2           11998.2           12774.5
                13383            13932.3           12005.3           12713.8
                12856.8          13646.7           12012.3           12213.9
                13201            13866.4           12023.4           12540.9
                13592.2          14272.8           12026.4           12912.6
                13485.5          14177.3           12038.5           12811.2
                13266.3          14104.8           12045.6           12603
                13205.1          14171.7           12050.6           12544.9
                12784.6          13912.5           12054.7           12145.3
                12730.2          14111.3           12061.8           12093.7
                12659            14090.2           12068.8           12026.1
                12512.5          13659.3           12079             11886.9
                12859.9          13947.8           12084             12216.9
                12829.5          13966.2           12090.1           12188.1
                12914.3          13897             12097             12268.6
                13055.5          14145.4           12108             12402.8
                13073.3          14222.1           12110.9           12419.7
                12957.2          14150.8           12121             12309.3
                13011.6          14159             12125.2           12361
                12889.2          14119.5           12137.6           12244.7
                13006.4          14305.4           12142.8           12356
                12785.6          14122.8           12147             12146.3
                12830.6          14230             12154.1           12189.1
                12679.9          14144.1           12161.2           12046
                12685.2          14248.7           12168.3           12050.9
                12637            14290.2           12175.5           12005.2
                12505.2          14315.9           12182.6           11880
                12514.6          14376.3           12192.8           11888.9
                12886            14474.6           12196.9           12241.7
                12925.8          14694.4           12204.1           12279.5
                12958.2          14684.2           12211.2           12310.3
                12905.9          14714.8           12218.4           12260.6
                12629.7          14499.2           12225.6           11998.2
                12814.9          14722             12235.8           12174.2
                12731.2          14715.1           12241             12094.7
                12894.4          14708.1           12247.1           12249.7
                13358.9          14957.5           12254.3           12691
                13137.1          14829.7           12261.5           12480.3
                13250.1          14994             12271.8           12587.6
                13094.2          14717.5           12279             12439.5
                13289.9          14838.3           12283.1           12625.4
                13250.1          14698.2           12290.3           12587.6
                13253.3          14794.7           12300.6           12590.6
                13410.2          14947.7           12304.7           12739.7
                13362.1          14932             12312.8           12694
                13275.2          14944.7           12320.9           12611.5
                13509.6          15103.2           12332.5           12834.1
1994            13394.3          14947.3           12340.6           12724.6
                13698.6          15271             12345.3           13013.7
                13546.5          15215.5           12352.7           12869.2
                13441.6          15180.6           12364.3           12769.5
                13623.3          15498.7           12371.7           12942.1
                13381            15189.4           12374.9           12712
                13298.3          15148             12386             12633.4
                13234.8          15074.1           12392.2           12573.1
                13159.5          15064.2           12396.2           12501.5
                13107.8          15064.7           12403.3           12452.4
                13115.2          15088.1           12411.7           12459.4
                13137.3          15133.2           12420             12480.5
                12895.1          14865.3           12431.9           12250.3
                12372.2          14191.9           12437.9           11753.6
                12580.5          14554             12445.1           11951.4
                12426.8          14322.3           12457.3           11805.5
                12735.6          14662.1           12465.8           12098.8
                12827.1          14680.4           12470.6           12185.8
                12537.6          14341.5           12479.1           11910.7
                12689.8          14420.1           12488.4           12055.3
                12865.5          14710.8           12497.7           12222.3
                12926.1          14853             12507             12279.8
                12963            14911.6           12516.2           12314.9
                12895.1          14926.8           12533.5           12250.3
                12831.6          14814.8           12540.6           12190
                12683.9          14559.2           12550.7           12049.7
                12626.2          14531.1           12562.5           11994.9
                12745.9          14599.8           12571.7           12108.6
                12927.6          14841.4           12577.8           12281.2
                12963            14817.8           12588.5           12314.9
                13112.2          15046.5           12603.8           12456.6
                13031            14952.9           12615.9           12379.4
                13150.6          15070             12625             12493.1
                13323.4          15113.7           12631             12657.3
                13564.2          15523.1           12646.1           12886
                13542            15413.4           12652.2           12865
                13418            15265.1           12663.7           12747.1
                13555.4          15425.3           12675.2           12877.6
                13412.1          15104.6           12691.7           12741.5
                13514            15142.9           12703.2           12838.3
                13449            15062.7           12709.8           12776.5
                13791.7          15396.5           12721.8           13102.1
                13621.8          15137.8           12739             12940.7
                13940.9          15524.6           12745.9           13243.8
                13735.6          15227.9           12758             13048.8
                13909.8          15333.8           12776.9           13214.4
                13788.7          15087.4           12787.3           13099.3
                13629.2          14959.4           12794.2           12947.7
                13570.1          14940.5           12806.3           12891.6
                13496.3          14821.6           12820.8           12821.5
                13793.2          15108.3           12835.4           13103.5
                13879.3          15180.2           12856.3           13185.3
1995            13761.7          15170             12870.8           13073.6
                13666.7          15230.1           12879.2           12983.4
                13834.1          15521.2           12899.9           13142.4
                13758.7          15411.6           12908.2           13070.7
                13889.8          15509.6           12922.7           13195.4
                14236.6          15936.3           12937.2           13524.8
                14149.2          15961.9           12952             13441.7
                14227.6          15981             12966.7           13516.2
                14322.6          16050.7           12981.4           13606.5
                14443.2          16119.7           12996.2           13721.1
                14588            16275.2           13011.1           13858.6
                14809.6          16486.5           13026.1           14069.1
                14910.6          16729.6           13047.4           14165.1
                14808.1          16693.3           13060.2           14067.7
                14916.7          16873.7           13077.4           14170.8
                14880.5          16852.9           13086             14136.4
                15109.7          17087             13101             14354.2
                15124.7          17141.3           13116             14368.5
                15433.8          17473.5           13131.1           14662.2
                15391.6          17608.4           13146             14622
                15289.1          17480.7           13161             14524.6
                15341.9          17489.4           13184.5           14574.8
                15623.8          17897.5           13190.9           14842.6
                15530.3          17748.5           13205.9           14753.8
                15860.6          18236.8           13227.4           15067.5
                15942            18209.2           13242.4           15144.9
                15869.6          18317.2           13255.3           15076.1
                15946.5          18664.4           13272.5           15149.2
                16044.5          18858.7           13281.3           15242.3
                15993.2          18663.4           13296.5           15193.6
                16103.3          18854.5           13311.8           15298.1
                16106.3          18795.5           13333.3           15301
                16053.6          18794.7           13347.8           15250.9
                15844            18749             13356.1           15051.8
                15928.4          18789.5           13370.7           15132
                16012.8          18959.7           13385.2           15212.2
                16208.8          19307.4           13400             15398.4
                16686.8          19614.7           13421.1           15852.5
                16825.5          19591.4           13435.8           15984.3
                16861.7          19597.4           13450.6           16018.6
                16988.4          19493.5           13459             16139
                17003.5          19659.6           13484.2           16153.3
                17001.9          19737.2           13488.4           16151.9
                16931.1          19685.2           13503             16084.5
                17000.4          19870.3           13517.7           16150.4
                17229.6          20009             13532.3           16368.2
                17621.7          20172             13546.9           16740.6
                17629.2          20332.3           13561.5           16747.7
                17973            20759.6           13576.1           17074.3
                18265.5          20966.4           13597.2           17352.2
                17942.8          20545.3           13605.7           17045.7
                17837.3          20728.9           13626.8           16945.4
1996            18042.9          20872.7           13641.6           17140.8
                18209.3          20967.7           13650.1           17298.8
                17785.8          20344.9           13664.5           16896.5
                18133.7          20814.9           13678.9           17227
                18526.9          21191.5           13693.3           17600.6
                18905            21785.2           13707.7           17959.8
                19479.7          22474.7           13721.5           18505.7
                19116.7          22026.3           13743.2           18160.9
                19192.4          22120.1           13749.1           18232.7
                19525.1          22141.4           13762.9           18548.8
                19147            21783.5           13776.4           18189.6
                19207.5          22223             13795.8           18247.1
                19207.5          22143.6           13809.3           18247.1
                19343.6          22278.7           13822.8           18376.4
                19086.5          21964.6           13830.5           18132.2
                18799.1          21914.4           13844.3           17859.2
                18995.7          22108.2           13858.1           18046
                19071.4          22331.7           13879.7           18117.8
                18663            21885.3           13885.6           17729.9
                19328.5          22602             13899.4           18362.1
                19888.1          23009.5           13923.1           18893.7
                19812.4          23202.4           13927             18821.8
                19767.1          22841.8           13940.8           18778.7
                20054.4          23004.7           13954.6           19051.7
                19963.7          22774.6           13968.5           18965.5
                20084.7          22910.9           13988.4           19080.4
                20296.4          23161.6           14002.2           19281.6
                19615.8          22371.1           14010.2           18635
                19056.2          21600.8           14024.3           18103.4
                19389            21746.6           14038.4           18419.5
                19192.4          21658.2           14052.5           18232.7
                20084.7          22674.8           14066.6           19080.4
                20054.4          22874.9           14080.8           19051.7
                20205.7          22912.6           14103             19195.4
                20099.8          22829.5           14109.1           19094.8
                19797.3          22430.2           14123.2           18807.4
                20099.8          22844.9           14137.4           19094.8
                20614            23550.9           14151.6           19583.3
                20689.6          23646.9           14185.9           19655.2
                20780.4          23685.3           14185.9           19741.4
                21158.5          24247.7           14194             20100.6
                21264.3          24264.5           14208.3           20201.1
                21506.3          24492.1           14222.6           20431
                21052.6          24067.3           14236.9           20000
                21385.3          24404.1           14259.1           20316.1
                22277.7          25282.2           14274.9           21163.8
                22549.9          25470             14288.7           21422.4
                22837.2          26171.6           14292.7           21695.4
                22716.2          26165.3           14306.5           21580.4
                22519.6          25941.8           14320.4           21393.7
                21687.8          24954             14341.2           20603.4
                22538.9          25861.9           14357.9           21411.9
                22770.1          26112.1           14370.4           21631.6
1997            22654.5          25907.3           14378.7           21521.7
                22918.7          26328.4           14393.5           21772.7
                23579.1          26934.4           14416.6           22400.2
                23314.9          26539.1           14429.2           22149.2
                24190.1          27302.4           14439.8           22980.6
                24173.6          27267.4           14452.4           22964.9
                25180.8          28077.8           14467.2           23921.8
                25015.7          28150.4           14492.6           23764.9
                24503.8          27640.2           14505.3           23278.6
                25114.8          28288             14511.7           23859
                24338.7          27674.3           14526.4           23121.8
                24206.6          27516.9           14547.6           22996.3
                23133.3          26351.7           14562.3           21976.7
                23331.5          26536.2           14570.8           22164.9
                22852.6          25905.6           14586.3           21710
                23579.1          26495.3           14601.9           22400.2
                24008.4          26944.2           14626.3           22808
                25577.1          28951.6           14633             24298.2
                25808.3          29220.9           14648.6           24517.8
                25824.8          29078.1           14673.1           24533.5
                26237.6          29568.7           14679.8           24925.7
                25973.4          29555.7           14697.6           24674.7
                26567.8          30144.3           14711             25239.4
                27492.5          31237.6           14726.7           26117.9
                26997.1          30713.9           14749.1           25647.3
                27228.3          30952.2           14764.8           25866.9
                28004.3          31909             14773.8           26604.1
                28070.4          32135.7           14798.4           26666.9
                27855.7          31955.5           14805.1           26463
                28532.7          32788.8           14820.8           27106.1
                28829.9          33284.1           14836.5           27388.4
                28351.1          32828.4           14852.1           26933.6
                27542.7          31979.8           14867.8           26165.5
                27725            32258.8           14883.4           26338.7
                27957            31543.7           14899.1           26559.1
                27957            32666.9           14914.7           26559.1
                27509.5          32276.3           14930.6           26134
                28669.6          33538.2           14955.4           27236.1
                28619.8          33475.4           14969             27188.9
                29017.6          34165.4           14984.9           27566.7
                28885            34014.5           14994             27440.8
                28487.3          33586             15010             27062.9
                26432.3          30832.2           15032.8           25110.7
                28255.3          33022.5           15041.9           26842.5
                27642.1          32404.7           15057.9           26260
                28387.8          33297.4           15085.4           26968.4
                28503.8          33324.5           15099.2           27078.7
                29299.3          34324.7           15106.1           27834.3
                29547.9          34602.6           15129.4           28070.5
                29093.5          33944.5           15139.1           27638.8
                28675.2          33613.5           15168.2           27241.5
                28625            33611.8           15180.3           27193.8
1998            29411.3          34458.8           15190             27940.8
                28541.4          33133.9           15207.4           27114.3
                29528.4          33931.2           15224.9           28052
                28892.7          33780.8           15249.9           27448.1
                30130.7          35356.3           15267.4           28624.2
                30398.4          35712.5           15277.3           28878.5
                30799.9          36053.6           15293.4           29259.9
                31301.8          36702.5           15309.4           29736.7
                31586.2          37051.4           15325.4           30006.9
                31619.7          37225.3           15341.4           30038.7
                32238.7          38189.9           15369.5           30626.8
                33025            38776.9           15383.5           31373.8
                33008.3          38716.9           15397.5           31357.9
                34012.1          39713.1           15406.9           32311.5
                33577.1          39310             15423.3           31898.2
                33777.9          39815.4           15439.8           32089
                32807.5          38510.9           15456.2           31167.1
                34145.9          39781.3           15472.6           32438.6
                33828.1          39245.3           15489.2           32136.7
                33928.4          39227             15515.3           32232
                33593.8          39402.8           15531.9           31914.2
                33627.3          38722.1           15546.2           31945.9
                34698            39611.4           15562.7           32963.1
                33577.1          38247.7           15572.1           31898.2
                34447.1          39190.1           15595.6           32724.7
                35568            40453.3           15612.2           33789.6
                36170.3          41133.8           15628.7           34361.8
                36421.2          41424.1           15645.4           34600.1
                36672.2          42107.4           15662             34838.6
                35952.8          40808.5           15678.7           34155.1
                34748.2          39580.4           15695.4           33010.8
                33665.8          38548.9           15712             31982.5
                33956.9          38578.8           15728.6           32259
                33991.1          38748.9           15745.3           32291.6
                30258.1          34098.6           15761.9           28745.2
                31713.7          34701             15778.6           30128
                31987.6          36701.7           15795.2           30388.2
                31610.9          36504.9           15811.8           30030.4
                32330.1          37400.1           15828.4           30713.6
                31114.3          35266.4           15844.7           29558.6
                31319.8          35644.7           15860.6           29753.8
                34744.6          37967.6           15876.6           33007.4
                33511.7          38333.8           15892.5           31836.1
                34385            39749.7           15908.4           32665.7
                34624.7          40426.3           15924.3           32893.5
                35087.1          40640.5           15940.1           33332.7
                36525.5          42524.9           15955.9           34699.2
                35874.8          41656.2           15971.8           34081
                36354.2          42529.2           15988.4           34536.5
                34951.8          40874.9           16005.3           33204.2
                36385.7          43094.3           16022.2           34566.4
                37349.1          43917.2           16039             35481.7
1999            37416.4          44022             16055.1           35545.5
                37998.9          45315.7           16070.3           36098.9
                37528.4          44587.6           16085.6           35652
                36878.6          44265.8           16100.8           35034.7
                38290.1          45678             16116             36375.6
                37550.8          44639.2           16130.9           35673.2
                37662.8          44161             16145.9           35779.7
                38514.2          45681             16160.8           36588.5
                37438.8          44400.3           16175.8           35566.8
                38693.4          46084.8           16190.8           36758.8
                39522.4          46977.7           16205.8           37546.3
                39298.4          46620.9           16220.8           37333.4
                39432.8          47105.6           16235.9           37461.2
                39276            47511.1           16250.9           37312.2
                40396.2          48872.9           16266             38376.4
                38491.8          46396.3           16281.1           36567.2
                40060.1          48946.8           16296.1           38057.1
                40060.1          48763.6           16311.2           38057.1
                39589.6          48259.2           16326.1           37610.1
                39365.6          48241.4           16341.1           37397.3
                38379.8          47069.9           16356             36460.8
                37954.1          46908.1           16371             36056.4
                39007.1          48097.5           16386.1           37056.8
                37774.8          46648.5           16401.2           35886.1
                38805.5          48642.9           16416.3           36865.2
                38379.8          48017.9           16431.4           36460.8
                40149.8          50189             16447.2           38142.3
                40329            50484.9           16463.6           38312.6
                40530.6          50805             16479.9           38504.1
                39298.4          48654.7           16496.3           37333.4
                38626.2          47954.4           16512.6           36694.9
                37864.4          46873.5           16529             35971.2
                38738.2          48076.1           16545.3           36801.3
                39925.7          49151.8           16561.6           37929.4
                39074.3          47854.8           16578             37120.6
                39679.3          49067.2           16594.7           37695.3
                39253.6          48604.7           16611.6           37290.9
                39074.3          48305.7           16628.5           37120.6
                37438.8          46428.2           16645.4           35566.8
                37864.4          47210             16662.3           35971.2
                38872.7          48329.4           16679.4           36929
                36811.4          45406.1           16696.4           34970.8
                38178.1          46847.8           16713.5           36269.2
                39679.3          49050.8           16730.6           37695.3
                39858.5          49891.7           16747.6           37865.6
                39858.5          50533.3           16764.6           37865.6
                40821.9          51507.3           16781.7           38780.8
                40418.6          51043.7           16798.7           38397.7
                40844.3          51617             16818.4           38802.1
                40351.4          51334.5           16839.2           38333.8
                40149.8          51450.4           16859.9           38142.3
                41090.8          52877.4           16880.7           39036.2
                41001.1          53327.9           16892.5           38951.1

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

[BAR CHART OMITTED]

                               1 Year    3 Years     5 Years     Since Inception
                               ------    -------     -------     ---------------

GAM North America               9.32      22.34      24.36           15.16

GAM North America (after
  maximum sales load of 5%)     3.85      20.27      23.09           14.57

MSCI North America             21.04      27.61      28.59           18.23


ANNUAL PERFORMANCE - CLASS A

[BAR CHART OMITTED]

                                           North America      Standard &
                                  GAM            Class A          Poor's
                        North America     (after maximum       Composite
                              Class A   sales load of 5%)          Index
Year                                %                   %               %
--------------------------------------------------------------------------------
1995                            30.90               24.35           37.60
1996                            24.10               17.89           22.95
1997                            29.41               22.94           33.35
1998                            29.44               22.96           28.76
1999                             9.32                3.85           21.04


                                       29
                                       --
                GAM NORTH AMERICA FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                   GAM
                                          North America                  Average
                                GAM             Class B          S&P     1 Month
                      North America      (with deferred         Comp     Deposit
                            Class B        sales charge)       Index        Rate

31st Dec, 1999             US$18.19                         1,469.25
--------------------------------------------------------------------------------
                                  %                    %            %          %
--------------------------------------------------------------------------------
Quarter to Dec, 1999          10.44                 5.44        14.90       1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                7.82                 2.82        21.04       5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*              11.06                 8.92        21.97       5.39
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                   GAM
                                          North America                  Average
                                GAM             Class C          S&P     1 Month
                      North America      (with deferred         Comp     Deposit
                            Class C        sales charge)       Index        Rate

31st Dec, 1999             US$17.91                         1,469.25
--------------------------------------------------------------------------------
                                   %                   %           %           %
--------------------------------------------------------------------------------
Quarter to Dec, 1999           10.49                9.49       14.90        1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                 8.02                7.02       21.04        5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                5.83                5.83       19.30        5.37
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.

THE COMMENT

     During  the  12-month   period  ending  31st   December,   1999,  the  fund
underperformed the index. Leadership has become increasingly narrow with technology shares leading the market by a wide margin; our selective underweighting in technology has undermined relative results. However, our selective emphasis on Intel Corp., Cisco Systems, Inc., Microsoft Corp. and Hewlett-Packard, all possessing strong leadership status and strong brand names, with global operations, benefited absolute results. Illustrative of the current enthusiasm for untested companies is the fact that companies, which produced no earnings in 1999, were up an average of over 70%, while companies that produced earnings, over the course of 1999, appreciated by less than 5%. This divergence is more apparent when analyzing quality and returns in the S&P 500 for 1999, in which higher quality issues rated B+ or better returned, on average, 2.7%, while lower quality issues rated B or worse, returned, on average, 21.6%.

     Rising oil prices, to levels not seen since the Gulf War, helped underpin profits in the energy sector, which was one of the best performing sectors in the portfolio. The consumer staples and high quality pharmaceuticals, as represented in the healthcare sector, underperformed and our overweight positions weighed down relative results further. We would argue that there are several mitigating events, such as a weakening US dollar, better-than-expected global economies and supportive demographics, which should provide the necessary backdrop for global companies to post solid earnings growth. Concerns over above-trend growth worried investors during the year, that the Federal Reserve would tighten monetary policy in an attempt to thwart off any incipient inflationary pressures, which undermined performance of the financials. Longer term, we expect the high quality, large-capitalisation global companies, which are the focus of our investment strategy, to report consistent and above-average earnings growth, translating into meaningful relative and absolute performance.


                                       30
                                       --
                GAM NORTH AMERICA FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 1999

                                                               MARKET
                                                                VALUE
   HOLDINGS   DESCRIPTION                                         US$
--------------------------------------------------------------------------------
EQUITIES - 99.9%
              AUTOMOBILES - 3.0%
     21,518   Ford Motor                                   1,149,868
                                                          ----------
                                                           1,149,868
                                                          ----------
              BANKING - 4.7%
     13,750   Chase Manhattan                              1,068,203
     10,750   SunTrust Banks                                 739,735
                                                          ----------
                                                           1,807,938
                                                          ----------
              BEVERAGES & TOBACCO - 7.3%
     24,500   Coca-Cola                                    1,427,125
     21,500   PepsiCo                                        757,875
     27,500   Philip Morris                                  637,656
                                                          ----------
                                                           2,822,656
                                                          ----------
              BROADCASTING & PUBLISHING - 4.6%
    *19,600   Fox Entertainment Group A                      488,775
     11,750   McGraw-Hill                                    724,094
     *9,750   Viacom B                                       589,265
                                                          ----------
                                                           1,802,134
                                                          ----------
              BUSINESS & PUBLIC SERVICES - 4.4%
    *14,650   Microsoft                                    1,710,388
                                                          ----------
                                                           1,710,388
                                                          ----------
              DATA PROCESSING & REPRODUCTION - 4.1%
      8,350   Hewlett Packard                                951,378
      5,850   IBM                                            631,800
                                                          ----------
                                                           1,583,178
                                                          ----------
              ELECTRICAL & ELECTRONICS - 0.9%
      6,350   Emerson Electric                               364,331
                                                          ----------
                                                             364,331
                                                          ----------
              ELECTRONIC COMP. & INSTRUMENTS -  11.2%
    *14,750   Cisco Systems                                1,580,094
     *3,000   Conexant Systems                               199,125
     31,350   Intel                                        2,580,497
                                                          ----------
                                                           4,359,716
                                                          ----------
              ENERGY SOURCES - 4.8%
     13,750   BP Amoco ADR                                   815,547
      3,100   Chevron                                        268,538
      9,512   Exxon Mobil                                    766,310
                                                          ----------
                                                           1,850,395
                                                          ----------
              FINANCIAL SERVICES - 10.4%
      4,850   American Express                               806,313
     17,698   Associates First Capital A                     485,589
     21,500   Citigroup                                    1,194,594
     14,750   Fannie Mae                                     920,953
      6,850   Goldman Sachs Group                            645,184
                                                          ----------
                                                           4,052,633
                                                          ----------
              FOOD & HOUSEHOLD PRODUCTS - 4.0%
      9,750   Colgate-Palmolive                              633,750
      8,350   Proctor & Gamble                               914,847
                                                          ----------
                                                           1,548,597
                                                          ----------
              HEALTH & PERSONAL CARE - 15.9%
     15,300   Abbott Laboratories                            555,581
      2,150   American Home Products                          84,790
     11,750   Bristol-Myers Squibb                           754,203
      1,200   Estee Lauder A                                  60,525
     14,750   Gillette                                       607,515
     11,750   Johnson & Johnson                            1,094,219
     17,600   Merck                                        1,180,300
     56,850   Pfizer                                       1,844,072
                                                          ----------
                                                           6,181,205
                                                          ----------
              INDUSTRIAL COMPONENTS - 0.7%
      5,750   Rockwell International                         275,281
                                                          ----------
                                                             275,281
                                                          ----------
              INSURANCE - 2.4%
      9,750   Marsh & McLennan                               932,953
                                                           ---------
                                                             932,953
                                                           ---------
              LEISURE & TOURISM - 1.7%
     16,650   McDonald's                                     671,203
                                                           ---------
                                                             671,203
                                                          ----------
              MERCHANDISING - 4.7%
     31,350   Walgreen                                       916,988
     13,050   Wal-Mart Stores                                902,081
                                                          ----------
                                                           1,819,069
                                                          ----------
              MULTI-INDUSTRY - 9.2%
        *10   Berkshire Hathaway                             561,000
       *150   Berkshire Hathaway B                           274,500
     13,350   General Electric                             2,065,913
     11,750   Honeywell International                        677,828
                                                          ----------
                                                           3,579,241
                                                          ----------
              TELECOMMUNICATIONS - 5.0%
      4,450   Bell Atlantic                                  273,953
     17,600   BellSouth                                      823,900
     17,664   SBC Communications                             861,120
                                                          ----------
                                                           1,958,973
                                                          ----------
              TRANSPORTATION - ROAD & RAIL - 0.9%
     17,600   Norfolk Southern                               360,800
                                                          ----------
                                                             360,800
                                                          ----------
TOTAL EQUITIES (COST $32,612,574)                         38,830,559
                                                          ----------
PREFERRED SHARES - 0.2%

              BROADCASTING & PUBLISHING - 0.2%
      1,800   News Corp Pfd ADR                               60,188
                                                          ----------
TOTAL PREFERRED SHARES (COST $36,332)                         60,188
                                                          ----------

TOTAL INVESTMENTS (COST $32,648,906**) - 100.1%           38,890,747
NET CURRENT LIABILITIES - (0.1)%                             (57,058)
                                                          ----------
TOTAL NET ASSETS - 100.0%                                 38,833,689
                                                          ==========

*  Non-income producing security.

** Cost for federal income tax purposes is $32,651,683 (Note 5).

Glossary of Terms:
ADR -- American Depositary Receipt

See notes to financial statements.


                                       31
                                       --
               GAM NORTH AMERICA FUND / STATEMENT OF INVESTMENTS

                             GAMAERICA CAPITAL FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OF GORDON GRENDER]

GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983. HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR. GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
                                               GAMerica
                                                Capital
                                         Class A (after                  Average
                               GAMerica         maximum        S&P       1 Month
                                Capital      sales load       Comp       Deposit
                                Class A           of 5%)     Index          Rate

31st Dec, 1999                 US$21.45         US$22.58  1,469.25
--------------------------------------------------------------------------------
                                      %                %          %            %
--------------------------------------------------------------------------------
Quarter to Dec, 1999              11.39             5.83      14.90         1.44
--------------------------------------------------------------------------------
Jan-Dec, 1999                     28.97            22.52      21.04         5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
2 years to Dec, 1999              29.78            26.51      24.84         5.47
--------------------------------------------------------------------------------
3 years to Dec, 1999              32.23            29.99      27.61         5.53
--------------------------------------------------------------------------------
Since inception                   24.60            23.23      27.10         5.56
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       32
                                       --
                    GAMERICA CAPITAL FUND / FUND MANAGEMENT

[LINE CHART OMITTED]

                                                  Average     GAMerica Class A
                 GAMerica          S&P's          1 Month       (after Maximum
                 Class A           Index        Deposit Rate  sales load of 5%)
                ---------          -----        ------------  -----------------
1995            10,000.00        10,000.00         10,000.00         10,000.00
                10006            9883.96           10011.4           9505.7
                9943             9973.88           10022.8           9445.85
                9946             10147.6           10034.1           9448.7
                9952             10065.5           10045.5           9454.4
                9958             10297.3           10057             9460.1
                9964             10490.9           10068.4           9465.8
                9970             10401.3           10079.8           9471.5
                9976             10628.3           10091.2           9477.2
                9982             10700.7           10102.9           9482.9
                9990             10585.9           10114.5           9490.5
                9997             10769             10126.1           9497.15
                10002            10697.8           10137.7           9501.9
                10007            10629.7           10148.8           9506.65
                10121            10713.3           10159.8           9614.95
                10153            10735.5           10170.9           9645.35
                10190            10812.3           10181.9           9680.5
                10241            10987             10193.2           9728.95
                10282            11197.1           10204.4           9767.9
                10246            11171.1           10215.6           9733.7
                10244            11227.8           10226.8           9731.8
                10209            11196             10238.1           9698.55
                10250            11239.9           10249.2           9737.5
                10217            11301.9           10260.4           9706.15
                10233            11157.8           10271.6           9721.35
                10491            11372.3           10282.7           9966.45
                10458            11418.9           10293.8           9935.1
                10529            11565.8           10304.9           10002.5
                10406            11569.2           10316             9885.7
                10480            11709.6           10327.1           9956
                10383            11917.5           10338.4           9863.85
                10075            11900.7           10349.6           9571.25
                10050            11821.4           10360.9           9547.5
                10137.3          11903.4           10372.2           9630.45

1996            9935.18          11923.7           10383.4           9438.42
                9783.58          11640.9           10394.4           9294.4
                9581.44          11840             10405.3           9102.36
                9813.9           12034.9           10416.3           9323.2
                9864.43          12315.5           10427.2           9371.21
                9874.54          12718.6           10437.7           9380.81
                9985.72          12561.3           10448.2           9486.43
                10268.7          12782             10458.7           9755.28
                10268.7          12502             10469.2           9755.28
                10228.3          12296.3           10479.5           9716.87
                10662.9          12455.6           10489.8           10129.7
                10723.5          12639.5           10500.1           10187.3
                10844.8          12545.3           10510.4           10302.6
                11208.7          12752.1           10520.7           10648.2
                10865            12385.1           10531.2           10321.8
                11047            12553.1           10541.6           10494.6
                11612.9          12721.9           10552.1           11032.3
                11481.5          12496.9           10562.5           10907.5
                11623            12706.1           10573.1           11041.9
                11845.4          13039.4           10583.6           11253.1
                12714.6          13232.1           10594.1           12078.9
                12623.6          13054.5           10604.6           11992.5
                12744.9          13141.8           10615.1           12107.7
                12563            13001.6           10625.7           11934.8
                12552.9          13026.5           10636.2           11925.2
                12704.5          13106.2           10646.8           12069.3
                12583.2          12853.8           10657.3           11954
                12249.7          12639.2           10668.1           11637.2
                12037.4          12498.8           10678.8           11435.6
                11997            12449             10689.5           11397.2
                12482.2          12975.4           10700.3           11858
                12704.5          12973.4           10711             12069.3
                12805.6          13039.9           10721.8           12165.3
                12593.3          13081.2           10732.6           11963.7
                12704.5          12791.6           10743.3           12069.3
                12411.4          12869.6           10754.1           11790.8
                12684.3          13363.3           10764.9           12050.1
                12775.2          13496.4           10764.9           12136.5
                12502.4          13485.5           10791             11877.2
                12664.1          13791.2           10797.2           12030.9
                12704.5          13781.2           10808             12069.3
                12552.9          13986.7           10818.9           11925.2
                12209.3          13797.4           10829.8           11598.8
                11986.9          13859.1           10840.7           11387.6
                12037.4          14397.5           10851.2           11435.6
                12037.4          14537.2           10861.7           11435.6
                11805            14761.8           10872.2           11214.7
                11815.1          14931             10882.8           11224.3
                11653.4          14592.9           10893.3           11070.7
                11602.8          14382.2           10904.4           11022.7
                11663.5          14787.3           10915.5           11080.3
                11838.8          14949.6           10926.6           11246.8

1997            11982.9          14782.2           10937.7           11383.7
                12193.5          15014.7           10948.9           11583.8
                11916.4          15350             10960.1           11320.6
                11982.9          15243.9           10971.3           11383.7
                12437.4          15559.1           10982.5           11815.5
                12415.2          15632.2           10993.7           11794.4
                12537.1          16012.6           11005             11910.3
                12382            15885.4           11016.3           11762.8
                11927.5          15674.1           11027.5           11331.1
                11883.1          15960.4           11038.8           11289
                11705.8          15732.2           11050             11120.5
                11606            15558             11061.3           11025.7
                11340            15360.9           11072.5           10773
                10763.5          15049.4           11083.8           10225.4
                10896.6          14653             11095.6           10351.7
                11151.5          15228.7           11107.4           10593.9
                11007.4          15215.2           11119.3           10457
                11517.3          16167.5           11131.1           10941.5
                11816.6          16408.3           11143             11225.8
                11883.1          16513.1           11154.8           11289
                12182.4          16862.9           11166.7           11573.3
                12603.7          16893.7           11178.6           11973.5
                12503.9          17093.5           11190.5           11878.7
                12936.2          17802.2           11202.4           12289.4
                13113.6          17916.4           11214.3           12457.9
                13545.9          17695.1           11226.3           12868.6
                13789.7          18291.8           11238.2           13100.2
                14044.7          18293             11250.1           13342.5
                13944.9          18271.3           11262             13247.7
                14244.2          18746.2           11274             13532
                14543.5          18918.8           11285.9           13816.3
                14654.4          18652.9           11297.8           13921.7
                14643.3          18004.6           11309.7           13911.1
                14752.9          18465             11321.6           14015.3
                15001.1          17989.3           11333.5           14251
                15384.6          18586.9           11345.4           14615.3
                15926            18490             11357.5           15129.7
                16388.4          19028.4           11369.5           15569
                17110.2          18928.4           11381.5           16254.7
                17155.4          19331.1           11393.5           16297.6
                17031.3          19376.1           11405.7           16179.7
                16726.8          18924.6           11417.9           15890.4
                17076.4          18879.9           11430             16222.6
                16670.4          18343.9           11442.2           15836.8
                16591.4          18608.4           11454.3           15761.8
                16320.7          18631.2           11466.5           15504.7
                16760.6          19334.6           11478.8           15922.6
                16670.4          19186.2           11491             15836.8
                17121.5          19762.4           11503.2           16265.4
                16410.9          19157.6           11516.1           15590.4
                16048.3          19030.7           11529             15245.9
                16011.6          18829.2           11541.9           15211

1998            16477.4          19611.1           11554.8           15653.6
                16391.6          18664.5           11568.1           15572
                17139.5          19351             11581.4           16282.5
                17249.8          19278.1           11594.7           16387.3
                17335.6          19741             11608             16468.9
                17936.4          20401.6           11621.2           17039.6
                18353.2          20561.5           11633.4           17435.6
                18610.7          20852.3           11645.6           17680.2
                18904.9          21163.6           11657.8           17959.7
                18819.1          21297.9           11670             17878.2
                19015.3          21564.7           11682.5           18064.5
                19542.4          22187.5           11694.9           18565.3
                20020.6          22118.6           11707.3           19019.6
                20584.5          22675.2           11719.8           19555.3
                20474.2          22541.1           11732.3           19450.5
                21124            22688.1           11744.8           20067.8
                21295.6          22394.7           11757.3           20230.8
                21160.8          22665.8           11769.8           20102.7
                20768.4          22412.1           11782.4           19730
                20645.8          22430.2           11795.1           19613.6
                20498.7          22471.6           11807.7           19473.8
                20621.3          22080.1           11820.3           19590.2
                20265.8          22552.9           11832.9           19252.5
                19996.1          22255             11845.5           18996.3
                20118.7          22297.8           11858             19112.7
                20547.8          22963.5           11870.5           19520.4
                20976.9          23237.7           11883.1           19928
                21099.5          23607             11895.8           20044.5
                21393.7          24067.9           11908.5           20324
                20817.5          23142.1           11921.1           19776.6
                20106.4          22739.9           11933.8           19101.1
                19983.8          22112.6           11946.5           18984.6
                19443.8          21576.9           11959.1           18471.7
                19294.2          21958.5           11971.8           18329.5
                18084.4          20865.7           11984.4           17180.2
                17772.6          19790             11997.1           16884
                18071.9          20511             12009.8           17168.3
                18084.4          20741.5           12022.4           17180.2
                18121.8          21249.2           12035             17215.7
                17435.9          20398.1           12047.6           16564.1
                16375.7          20056.8           12059.8           15557
                17236.3          21531.2           12071.9           16374.5
                17685.3          21828.2           12084             16801
                18708            22405.7           12096.1           17772.6
                19132.1          23275.8           12108.2           18175.4
                19369            22970.3           12120.2           18400.6
                19556.1          23748.8           12132.3           18578.3
                21701.3          24342.7           12144.3           20616.2
                20267            24030.8           12156.7           19253.7
                20267            23827.2           12169.5           19253.7
                19903.2          24274.3           12182.3           18908.1
                21565            25062.2           12195.1           20486.7

1999            21502            25129.2           12208             20426.9
                21967.8          26073.2           12219.5           20869.4
                21993            25428.6           12231.1           20893.3
                21841.9          25065.3           12242.7           20749.8
                21967.8          26185.8           12254.2           20869.4
                21753.8          25368.7           12265.7           20666.1
                21275.4          25185.3           12277             20211.6
                21111.8          25378             12288.4           20056.2
                21174.7          25366.3           12299.8           20116
                20973.3          26133.7           12311.2           19924.6
                21489.4          26532.1           12322.6           20414.9
                21627.9          26635             12334.1           20546.5
                21565            26303.5           12345.5           20486.7
                21955.2          26534             12356.9           20857.5
                22559.5          27661.5           12368.4           21431.5
                22962.3          27066             12379.8           21814.2
                23025.3          27849.3           12391.3           21874
                23163.8          27411             12402.8           22005.6
                23528.8          27619.2           12414.2           22352.4
                23818.4          27477.8           12425.5           22627.5
                24145.7          27330.1           12436.9           22938.4
                23893.9          26752.1           12448.3           22699.2
                24082.8          27291.2           12459.7           22878.6
                23856.2          26596.6           12471.2           22663.3
                24309.4          27614.8           12482.7           23093.9
                24359.7          27055.1           12494.2           23141.7
                25505.3          28623.3           12505.8           24230.1
                26034.1          28878             12518.2           24732.3
                26323.6          29203.7           12530.7           25007.4
                25656.4          27937.2           12543.1           24373.6
                25883            27362.6           12555.6           24588.8
                25567.9          26783.6           12568             24289.5
                25670.4          27354.5           12580.4           24386.9
                25439.8          27545.2           12592.9           24167.8
                25183.4          27792             12605.3           23924.3
                25093.7          27983.5           12617.8           23839
                25106.5          27875             12630.7           23851.2
                24914.3          27546.8           12643.5           23668.6
                24696.4          26355.6           12656.4           23461.6
                24991.2          26474.7           12669.2           23741.6
                25439.8          27579.6           12682.2           24167.8
                24927.1          25756.6           12695.2           23680.8
                24773.3          26883.5           12708.2           23534.7
                25004            28155.8           12721.1           23753.8
                25119.4          28313.6           12734.1           23863.4
                25542.3          28854.1           12747             24265.2
                25721.7          29397.1           12760             24435.6
                25491            29292.5           12773             24216.5
                25452.6          29643.9           12786.7           24179.9
                25644.8          29314.1           12802.5           24362.6
                25736.7          29403.5           12818.3           24449.8
                26564.4          30182.3           12834.1           25236.2
                27741.3          30414.8           12849.9           26354.2

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

                               1 Year    2 Years     3 Years     Since Inception
                               ------    -------     -------     ---------------

GAM GAMerica                    28.97      29.78       32.23         24.60

GAM GAMerica (after
  maximum sales load of 5%)     22.52      26.51       26.99         23.23

MSCI GAMerica                   21.04      24.84       27.61         27.10


                                    GAMerica
                                     Capital      Standard &
                   GAMerica          Class A          Poor's
                    Capital     (after sales       Composite
                    Class A      load of 5%)           Index
Year                      %                %               %
--------------------------------------------------------------------------------
1995                   1.38            (3.70)          19.03
1996                  18.31            12.40           22.95
1997                  37.28            30.41           33.35
1998                  30.59            24.06           28.76
1999                  28.97            22.52           21.04

----------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


                                       33
                                       --
                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES
                                                GAMerica
                                                  Capital                Average
                                GAMerica          Class B         S&P    1 Month
                                 Capital   (with deferred        Comp    Deposit
                                 Class B    sales charge)       Index       Rate

31st Dec, 1999                  US$21.54                   1,469.25
--------------------------------------------------------------------------------
                                       %              %            %           %
--------------------------------------------------------------------------------
Quarter to Dec, 1999               11.11           6.11        14.90        1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                    27.68          22.68        21.04        5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                   20.22          17.96        21.97        5.39
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
                                                GAMerica
                                                  Capital                Average
                                GAMerica          Class C         S&P    1 Month
                                 Capital   (with deferred        Comp    Deposit
                                 Class C    sales charge)       Index       Rate
31st Dec, 1999                  US$21.42                     1,469.25
--------------------------------------------------------------------------------
                                        %               %            %         %
--------------------------------------------------------------------------------
Quarter to Dec, 1999                11.18           10.18        14.90      1.44
--------------------------------------------------------------------------------
Jan - Dec, 1999                     27.95           26.94        21.04      5.27
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*                    19.80           19.80        21.97      5.39
--------------------------------------------------------------------------------

*  Inception was on 26th May, 1998 for Class B and Class C shares


THE COMMENT

     During the year the US stock market performed strongly, the S&P Composite index rose by 21.04%.

     US economic performance has continued its strength. The strength in the market was largely confined to technology stocks, with internet-related stocks leading the market. While one in five of the stocks in the NASDAQ index has doubled this year, with an average increase of 150%, over half the stocks in the index have declined by an average of over 30%.

     The economy in both the US and abroad is currently looking very strong. Auto dealer sales and manufacturing companies sales are on the upturn while unemployment claims are at their lowest level for 26 years.

     These trends are leading to a firming of interest rates. While analysts forecast earnings for the S&P Composite index to rise by over 16% in 2000 on a Gross Domestic Product increase of 3.5%, these forecasts are often over-optimistic. At present the S&P Composite index is selling at 28 times 1999 estimated earnings. We continue to believe there are considerable risks inherent in the public's love affair with high technology and will continue to focus on trying to identify reasonably priced stocks.


                                       34
                                       --
                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

                                                              MARKET
                                                               VALUE
   HOLDINGS   DESCRIPTION                                        US$
--------------------------------------------------------------------------------
BONDS - 0.6%
              TELECOMMUNICATIONS - 0.6%
   $663,000   Globalstar LP/Capital 11.375%
                  2004-02-15                                449,183
                                                           --------
TOTAL BONDS (COST $455,010)                                 449,183
                                                           --------
EQUITIES - 81.0%
              AUTOMOBILES - 4.2%
   *200,000   Keystone Automotive Industries              1,175,000
   *200,000   United Auto Group                           1,787,500
                                                          ---------
                                                          2,962,500
                                                          ---------
              BANKING - 2.0%
     28,000   Bank of America                             1,405,250
                                                          ---------
                                                          1,405,250
                                                          --------
              BROADCASTING & PUBLISHING - 5.7%
    *15,000   Liberty Digital A                           1,113,750
    *15,400   Pegasus Communications A                    1,505,350
    *84,000   TCI Satellite Entertainment A               1,344,000
                                                          ---------
                                                          3,963,100
                                                          ---------
              BUILDING MATERIALS & COMPONENTS - 2.4%
    *63,000   Trex Company                                1,685,250
                                                          ---------
                                                          1,685,250
                                                          ---------
              BUSINESS & PUBLIC SERVICES - 3.5%
    *50,000   Point of Sale                                 731,250
    *27,000   Professional Staff ADR                        148,500
    *50,000   Sterling Software                           1,575,000
                                                          ---------
                                                          2,454,750
                                                          ---------
              CONSTRUCTION & HOUSING - 0.3%
     *9,765   Palm Harbor Homes                             175,770
                                                           --------
                                                            175,770
                                                           --------
              DATA PROCESSING & REPRODUCTION - 3.8%
    *40,000   Edgar Online                                  295,000
    *35,000   Optibase                                    1,233,750
   *164,250   TrueTime                                    1,149,750
                                                          ---------
                                                          2,678,500
                                                          ---------
              ELECTRONIC COMP. & INSTRUMENTS - 6.5%
   *100,000   Power-One                                   4,581,250
                                                          ---------
                                                          4,581,250
                                                          ---------
              ENERGY SOURCES - 4.1%
    *30,000   Barrett Resources                             883,125
     20,000   Burlington Resources                          661,250
   *100,000   Tom Brown                                   1,337,500
                                                          ---------
                                                          2,881,875
                                                          ---------
              FINANCIAL SERVICES - 3.7%
     32,000   Bear Stearns Companies                      1,368,000
    *26,400   Titan                                       1,244,100
                                                          ---------
                                                          2,612,100
                                                          ---------
              FOOD & HOUSEHOLD PRODUCTS - 4.3%
    105,000   Delta & Pine Land                           1,824,375
     33,000   Monsanto                                    1,175,625
                                                          ---------
                                                          3,000,000
                                                          ---------
              HEALTH & PERSONAL CARE - 4.1%
     27,200   American Home Products                      1,072,700
     *4,500   ClinTrials Research                            18,562
      8,400   Intimate Brands A                             362,250
    *66,400   Neopharm                                    1,431,750
                                                          ---------
                                                          2,885,262
                                                          ---------
              INSURANCE - 14.4%
     31,000   American General                            2,352,125
     35,000   Chubb                                       1,970,937
     85,000   ESG RE                                        589,688
   *100,000   Policy Management System                    2,556,250
     *7,800   Sierra Health Services                         52,162
     50,000   XL Capital A                                2,593,750
                                                         ----------
                                                         10,114,912
                                                         ----------
              MACHINERY & ENGINEERING - 1.3%
     40,000   Gerber Scientific                             877,500
                                                          ---------
                                                            877,500
                                                          ---------
              MERCHANDISING - 2.2%
     94,250   Fred's A                                    1,502,109
    *12,500   Jumbosports                                        63
     *7,500   Party City                                      7,500
                                                          ---------
                                                          1,509,672
                                                          ---------
              MISC. MATERIALS & COMMODITIES - 4.1%
    *24,000   Best Buy                                    1,204,500
   *200,000   Foamex International                        1,662,500
                                                          ---------
                                                          2,867,000
                                                          ---------
              REAL ESTATE - 1.7%
     20,000   Bradley Real Estate                           348,750
    *80,000   Fairfield Communities                         860,000
                                                          ---------
                                                          1,208,750
                                                          ---------
              RECREATION, OTHER CONSUMER GOODS - 4.7%
    100,000   Fortune Brands                              3,306,250
                                                          ---------
                                                          3,306,250
                                                          ---------
              TELECOMMUNICATIONS - 6.9%
    *27,000   MCI WorldCom                                1,432,688
     50,000   Sprint                                      3,365,625
                                                          ---------
                                                          4,798,313
                                                          ---------

                                       35
                                       --
                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

                                                               MARKET
                                                               VALUE
   HOLDINGS   DESCRIPTION                                        US$
--------------------------------------------------------------------------------

              TRANSPORTATION - ROAD & RAIL - 1.1%
   *100,000   USA Truck                                      787,500
                                                         -----------
                                                             787,500
                                                         -----------

TOTAL EQUITIES (COST $46,097,574)                         56,755,504
                                                         -----------

TIME DEPOSITS - 23.7%
              UNITED STATES - 23.7%
$16,572,295   First National Bank Chicago
                3.75% 2000-01-03                          16,572,295
                                                         -----------
TOTAL TIME DEPOSITS (COST $16,572,295)                    16,572,295
                                                         -----------
TOTAL INVESTMENTS (COST $63,124,879**) - 105.3%           73,776,982
NET CURRENT LIABILITIES - (5.3)%                          (3,734,480)
                                                         -----------
TOTAL NET ASSETS - 100.0%                                 70,042,502
                                                         ===========

*  Non-income producing security.

** Cost for federal income tax purposes is $63,124,231 (Note 5).

Glossary of Terms:
ADR -- American Depositary Receipt

See notes to financial statements.


                                       36
                                       --
                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

                     This page is intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

as at 31st December, 1999


                                                                                         GAM                         GAM
                                                                                    INTERNATIONAL                  GLOBAL
ASSETS (IN US$)                                                                   -------------------------------------------------

Investments in securities at value                                                $1,517,814,462                 $90,301,529
Cash - Foreign currencies                                                              1,808,161                     870,526
Receivables:
    Securities sold                                                                   36,384,341                   2,257,693
    Capital shares sold                                                                1,873,812                     229,616
    Dividends, interest and other                                                      2,312,345                      37,714
Net equity in foreign currency exchange contracts (Note 6)                            23,196,402                          --
Deferred organizational expenses and other assets                                         77,782                      16,983
                                                                                   -------------                  ----------
TOTAL ASSETS                                                                       1,583,467,305                  93,714,061
                                                                                   -------------                  ----------
LIABILITIES
Due to Custodian                                                                            --                     1,961,364
Payables:
    Loans                                                                             26,960,664                          --
    Securities purchased                                                              18,611,805                   1,229,446
    Capital shares redeemed                                                            7,229,420                     271,353
Net equity in foreign currency exchange contracts (Note 6)                                    --                          --
Accrued management fee                                                                 3,637,798                     211,803
Accrued distribution fee                                                               1,253,645                      74,735
Accrued expenses and other                                                             1,882,913                     153,178
                                                                                   -------------                  ----------
TOTAL LIABILITIES                                                                     59,576,245                   3,901,879
                                                                                   -------------                  ----------
NET ASSETS                                                                        $1,523,891,060                 $89,812,182
                                                                                   =============                  ==========
SOURCE OF NET ASSETS

Net capital paid in on shares of capital stock (Note 4)                           $1,193,606,129                 $75,674,311
Accumulated net investment income/(loss)                                              43,585,542                  (1,334,606)
Accumulated net realized gains/(losses)                                              (79,156,644)                 (4,544,175)
Net unrealized appreciation/(depreciation)                                           365,856,033                  20,016,652
                                                                                   -------------                  ----------
NET ASSETS                                                                        $1,523,891,060                 $89,812,182
                                                                                   =============                  ==========

CLASS A SHARES OUTSTANDING                                                            39,520,349                   3,073,129
CLASS A NET ASSETS                                                                $1,271,042,266                 $66,825,252
Net asset value and redemption value per share (Note 4)                                   $32.16                      $21.75
Offering price per share (100/95 x net asset value per
  share reduced on sales of $100,000 or more)                                             $33.85                      $22.89
CLASS B SHARES OUTSTANDING                                                             2,225,969                     436,481
CLASS B NET ASSETS                                                                   $71,929,519                  $9,454,203
Net asset value and offering price per share (Note 4)                                     $32.31                      $21.66
CLASS C SHARES OUTSTANDING                                                             2,464,121                     365,206
CLASS C NET ASSETS                                                                   $79,555,532                  $7,900,607
Net asset value and offering price per share (Note 4)                                     $32.29                      $21.63
CLASS D SHARES OUTSTANDING                                                             3,171,592                     263,036
CLASS D NET ASSETS                                                                  $101,363,743                  $5,632,120
Net asset value and redemption value per share (Note 4)                                   $31.96                      $21.41
Offering price per share (100/96.5 x net asset value per
  share reduced on sales of $100,000 or more)                                             $33.12                      $22.19

Identified cost of investments                                                    $1,174,999,156                 $70,284,235


See notes to financial statements.

                                       38
                                       --
             GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

                                                                               GAM           GAM             GAM
                                                               GAM           PACIFIC        JAPAN           NORTH       GAMERICA
                                                              EUROPE          BASIN        CAPITAL         AMERICA       CAPITAL
ASSETS (IN US$)                                             -----------------------------------------------------------------------
Investments in securities at value                          $22,473,734    $52,255,243    $64,609,177    $38,890,747   $73,776,982
Cash - Foreign currencies                                       866,117      1,974,422      6,403,045             --            --
Receivables:
    Securities sold                                             997,915      1,385,480        500,000        204,389            --
    Capital shares sold                                          17,986      1,055,038      1,305,104         14,393       382,493
    Dividends, interest and other                                63,282         12,168            843         28,859        42,441
Net equity in foreign currency exchange contracts (Note 6)           --             --             --             --            --
Deferred organizational expenses and other assets                10,639         13,776         13,590         11,761        10,260
                                                            -----------    -----------    -----------    -----------   -----------
TOTAL ASSETS                                                 24,429,673     56,696,127     72,831,759     39,150,149    74,212,176
                                                            -----------    -----------    -----------    -----------   -----------
LIABILITIES
Due to Custodian                                                525,577             --             --         70,502            --
Payables:
    Loans                                                            --             --             --             --            --
    Securities purchased                                        970,817        502,315        500,196             --     3,806,274
    Capital shares redeemed                                      13,823         57,695         26,403         51,052       112,900
Net equity in foreign currency exchange contracts (Note 6)           --          9,298             --             --            --
Accrued management fee                                           53,276        113,535        161,918         99,618       153,214
Accrued distribution fee                                         19,664         31,248         48,576         38,892        50,068
Accrued expenses and other                                       85,255         72,800         82,096         56,396        47,218
                                                            -----------    -----------    -----------    -----------   -----------
TOTAL LIABILITIES                                             1,668,412        786,891        819,189        316,460     4,169,674
                                                            -----------    -----------    -----------    -----------   -----------
NET ASSETS                                                  $22,761,261    $55,909,236    $72,012,570    $38,833,689   $70,042,502
                                                            ===========    ===========    ===========    ===========   ===========

SOURCE OF NET ASSET
Net capital paid in on shares of capital stock (Note 4)     $17,897,263    $61,330,460    $56,562,348    $31,809,060   $58,383,093
Accumulated net investment income/(loss)                        (56,494)      (806,083)    (1,723,177)            --            --
Accumulated net realized gains/(losses)                          98,035    (16,817,126)    (2,531,181)       782,788     1,007,306
Net unrealized appreciation/(depreciation)                    4,822,457     12,201,985     19,704,580      6,241,841    10,652,103
                                                            -----------    -----------    -----------    -----------   -----------
NET ASSETS                                                  $22,761,261    $55,909,236    $72,012,570    $38,833,689   $70,042,502
                                                            ===========    ===========    ===========    ===========   ===========

CLASS A SHARES OUTSTANDING                                    1,562,970      3,282,495      4,819,899      1,577,881     2,382,629
CLASS A NET ASSETS                                          $20,450,019    $46,504,432    $66,757,183    $28,871,554   $51,107,522
Net asset value and redemption value per share (Note 4)     $     13.08    $     14.17    $     13.85    $     18.30   $     21.45
Offering price per share (100/95 x net asset value per
  share reduced on sales of $100,000 or more)               $     13.77    $     14.92    $     14.58    $     19.26   $     22.58
CLASS B SHARES OUTSTANDING
CLASS B NET ASSETS                                              119,920        414,268        214,484        222,496       429,065
Net asset value and offering price per share (Note 4)       $ 1,568,237    $ 6,169,307    $ 3,099,713    $ 4,047,859   $ 9,242,488
CLASS C SHARES OUTSTANDING                                  $     13.08    $     14.89    $     14.45    $     18.19   $     21.54
CLASS C NET ASSETS                                               58,201        114,238        147,114        330,247       452,588
Net asset value and offering price per share (Note 4)       $   743,005    $ 1,508,577    $ 2,155,674    $ 5,914,276   $ 9,692,492
CLASS D SHARES OUTSTANDING                                  $     12.77    $     13.21    $     14.65    $     17.91   $     21.42
CLASS D NET ASSETS                                                             123,779
Net asset value and redemption value per share (Note 4)                    $ 1,726,920
Offering price per share (100/96.5 x net asset value per                        $13.95
  share reduced on sales of $100,000 or more)                                   $14.46

Identified cost of investments                              $17,655,328    $40,048,785    $44,936,907     $32,648,906  $63,124,879


                                       39
                                       --
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF OPERATIONS


for the year ended 31st December, 1999


                                                                                         GAM                         GAM
                                                                                     INTERNATIONAL                  GLOBAL
                                                                                  -------------------------------------------------
INVESTMENT INCOME (IN US$)
Dividends (Note 5)                                                                 $  41,425,865                 $   986,893
Interest (Note 5)                                                                      9,806,005                     448,158
                                                                                   -------------                 -----------
                                                                                      51,231,870                   1,435,051
                                                                                   -------------                 -----------

EXPENSES

Investment advisory fee (Note 2)                                                      21,736,189                   1,207,927
Custodian fees and expenses                                                            2,133,708                      95,010
Transfer agent fees and expenses                                                       1,615,802                     145,104
Shareholder servicing fees                                                             1,921,659                      81,508
Distribution Fee - Class A (Note 2)                                                    5,696,178                     283,193
Distribution Fee - Class B (Note 2)                                                      679,368                      98,428
Distribution Fee - Class C (Note 2)                                                      838,136                      88,290
Distribution Fee - Class D (Note 2)                                                      591,404                      38,331
Professional fees                                                                         83,235                      45,483
Administrative expenses                                                                1,571,000                     123,000
Printing                                                                                 379,100                      27,957
Amortization of organization costs                                                           --                           --
Filing fees                                                                              143,902                      71,912
Other                                                                                    542,459                      57,977
                                                                                   -------------                 -----------
Total operating expenses                                                              37,932,140                   2,364,120
Interest expense                                                                       1,454,787                     102,632
                                                                                   -------------                 -----------
Total expenses                                                                        39,386,927                   2,466,752
                                                                                   -------------                 -----------
Net investment income/(loss)                                                          11,844,943                  (1,031,701)
                                                                                   -------------                 -----------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) from:

    Securities and futures                                                            37,303,894                  11,619,404
    Foreign currency transactions                                                    (19,515,515)                 (1,782,710)
                                                                                   -------------                 -----------
                                                                                      17,788,379                   9,836,694
                                                                                   -------------                 -----------
Unrealized appreciation/(depreciation) for the period:
    Securities and futures                                                          (249,205,849)                 (3,393,578)
    Foreign currency translation of assets and
       liabilities other than investments                                            103,860,746                   1,891,218
                                                                                   -------------                 -----------
                                                                                    (145,345,103)                 (1,502,360)
                                                                                   -------------                 -----------
Net gain/(loss) on investments and foreign currencies                               (127,556,724)                  8,334,334
                                                                                   -------------                 -----------

Net increase/(decrease) on net assets from operations                              $(115,711,781)                $ 7,302,633
                                                                                   =============                 ===========


See notes to financial statements.


                                       40
                                       --
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

                                                                                 GAM           GAM           GAM
                                                                   GAM         PACIFIC        JAPAN          NORTH        GAMERICA
                                                                 EUROPE          BASIN        CAPITAL       AMERICA        CAPITAL
                                                              ----------------------------------------------------------------------
INVESTMENT INCOME (IN US$)
Dividends (Note 5)                                            $   531,722    $   463,984    $   156,276    $  465,657    $   152,610
Interest (Note 5)                                                   6,480        108,392        130,604        54,946        827,020
                                                              -----------    -----------    -----------    ----------    -----------
                                                                  538,202        572,376        286,880       520,603        979,630
                                                              -----------    -----------    -----------    ----------    -----------

EXPENSES

Investment advisory fee (Note 2)                                  319,451        314,098        419,808       353,149        389,284
Custodian fees and expenses                                       104,000         95,000        128,498        24,310         20,858
Transfer agent fees and expenses                                   30,283         36,200         31,043        30,029         37,427
Shareholder servicing fees                                         25,630         21,303         26,633        24,966         23,624
Distribution Fee - Class A (Note 2)                                88,644         82,314        117,877        81,603         86,771
Distribution Fee - Class B (Note 2)                                15,772         22,150         14,709        29,165         42,753
Distribution Fee - Class C (Note 2)                                 7,314          5,879         13,323        51,338         58,376
Distribution Fee - Class D (Note 2)                                    --          6,286             --            --             --
Professional fees                                                  42,926         35,231         32,708        30,009         23,429
Administrative expenses                                            56,000         60,000         59,000        55,208         55,149
Printing                                                            4,800          6,290          5,565         5,500          6,917
Amortization of organization costs                                     --             --          4,268            --          5,743
Filing fees                                                        50,252         63,740         55,117        53,481         46,068
Other                                                              29,420          9,257          7,514        16,934         20,644
                                                              -----------    -----------    -----------    ----------    -----------
Total operating expenses                                          774,492        757,748        916,063       755,692        817,043
Interest expense                                                   62,187          7,408          2,940         3,081              9
                                                              -----------    -----------    -----------    ----------    -----------
Total expenses                                                    836,679        765,156        919,003       758,773        817,052
                                                              -----------    -----------    -----------    ----------    -----------
Net investment income/(loss)                                     (298,477)      (192,780)      (632,123)     (238,170)       162,578
                                                              -----------    -----------    -----------    ----------    -----------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY
Net realized gain/(loss) from:

    Securities and futures                                      3,156,887      3,103,404      8,626,069       803,028      1,361,297
    Foreign currency transactions                                (396,430)        44,101        537,709            --             --
                                                              -----------    -----------    -----------    ----------    -----------
                                                                2,760,457      3,147,505      9,163,778       803,028      1,361,297
                                                              -----------    -----------    -----------    ----------    -----------
Unrealized appreciation/(depreciation) for the period:
    Securities and futures                                     (1,069,528)    16,769,250     20,129,509     2,238,138      9,222,519
    Foreign currency translation of assets and
       liabilities other than investments                             377        161,602        229,854            --             --
                                                              -----------    -----------    -----------    ----------    -----------
                                                               (1,069,151)    16,930,852     20,359,363     2,238,138      9,222,519
                                                              -----------    -----------    -----------    ----------    -----------
Net gain/(loss) on investments and foreign currencies           1,691,306     20,078,357     29,523,141     3,041,166     10,583,816
                                                              -----------    -----------    -----------    ----------    -----------

Net increase/(decrease) on net assets from operations         $ 1,392,829    $19,885,577    $28,891,018    $2,802,996    $10,746,394
                                                              ===========    ===========    ===========    ==========    ===========


                                       41
                                       --
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS


                                                             GAM                       GAM                          GAM
                                                        International                 Global                      Europe
                                               ----------------------------  ----------------------------  ------------------------
YEAR ENDED 31ST DECEMBER                          1999             1998         1999           1998            1999        1998
                                                  ----             ----         ----           ----            ----        ----
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income/(loss)                   $  11,844,943    $  6,149,117  $(1,031,701)  $   (408,750)  $  (298,477) $    97,507
Net realized gain/(loss)                          17,788,379       7,476,566    9,836,694    (15,250,153)    2,760,457    2,939,106
Unrealized appreciation/(depreciation)
    for the period                              (145,345,103)     87,495,823   (1,502,360)    11,132,333    (1,069,151)    (136,956)
                                              --------------  --------------  -----------   ------------  ------------  -----------
Net increase/(decrease) in net assets
    from operations                             (115,711,781)    101,121,506    7,302,633     (4,526,570)    1,392,829    2,899,657

Dividends paid to shareholders from:
Net investment income
    Class A                                               --      (3,801,544)          --             --            --      (57,979)
    Class B                                               --              --           --             --            --           --
    Class C                                               --              --           --             --            --           --
    Class D                                               --        (162,472)          --             --            --           --
Distributions in excess of net
    investment income
    Class A                                               --              --           --             --            --           --
    Class B                                               --              --           --             --            --           --
    Class C                                               --              --           --             --            --           --
    Class D                                               --              --           --             --            --           --
Net realized gain on investments
    Class A                                               --     (37,602,228)          --     (1,094,319)   (2,310,599)  (4,571,876)
    Class B                                               --              --           --             --      (164,781)    (114,513)
    Class C                                               --              --           --             --       (78,526)     (59,514)
    Class D                                               --      (2,310,145)          --        (78,435)           --           --
Capital share transactions (Note 4)           (1,348,598,398)  1,038,008,110  (87,262,657)   105,964,032   (28,309,553)  15,035,528
                                              --------------  --------------  -----------   ------------  ------------  -----------
Total increase/(decrease) in net assets       (1,464,310,179)  1,095,253,227  (79,960,024)   100,264,708   (29,470,630)  13,131,303
Net assets

Beginning of year                              2,988,201,239   1,892,948,012  169,772,206     69,507,498    52,231,891   39,100,588
                                              --------------  --------------  -----------   ------------  ------------  -----------
End of year                                   $1,523,891,060  $2,988,201,239  $89,812,182   $169,772,206  $ 22,761,261  $52,231,891
                                              ==============  ==============  ===========   ============  ============  ===========
Accumulated net investment
    income/(loss), end of year                $   43,585,542  $   48,844,853 $ (1,334,606)  $    231,030  $    (56,494) $  (580,951)
                                              ==============  ============== ============   ============  ============  ===========

See notes to financial statements.


                                       42
                                       --
              GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

                                                         GAM Pacific Basin               GAM Japan Capital
                                                   ----------------------------    ----------------------------
YEAR ENDED 31ST DECEMBER                                1999            1998            1999            1998
                                                        ----            ----            ----            ----
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income/(loss)                       $   (192,780)   $    (33,643)   $   (632,123)   $   (235,428)
Net realized gain/(loss)                              3,147,505     (11,701,135)      9,163,778      (4,760,514)
Unrealized appreciation/(depreciation)
    for the period                                   16,930,852       9,927,352      20,359,363       4,104,960
                                                   ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets
    from operations                                  19,885,577      (1,807,426)     28,891,018        (890,982)

Dividends paid to shareholders from:
Net investment income
    Class A                                             (14,232)       (431,742)             --              --
    Class B                                                  --            (936)             --              --
    Class C                                                  --              --              --              --
    Class D                                                  --         (28,893)             --              --
Distributions in excess of net investment income
    Class A                                            (619,527)             --      (2,100,948)             --
    Class B                                             (56,488)             --         (60,901)             --
    Class C                                              (3,773)             --         (27,426)             --
    Class D                                             (15,130)             --              --              --
Net realized gain on investments
    Class A                                                  --      (1,566,094)             --      (1,796,842)
    Class B                                                  --          (2,587)             --              --
    Class C                                                  --          (1,405)             --              --
    Class D                                                  --         (72,474)             --              --
Capital share transactions (Note 4)                  18,275,097      (2,259,071)     21,037,976      (3,911,099)
                                                   ------------    ------------    ------------    ------------
Total increase/(decrease) in net assets              37,451,524      (6,170,628)     47,739,719      (6,598,923)
Net assets

Beginning of year                                    18,457,712      24,628,340      24,272,851      30,871,774
                                                   ------------    ------------    ------------    ------------
End of year                                        $ 55,909,236    $ 18,457,712    $ 72,012,570    $ 24,272,851
                                                   ============    ============    ============    ============
Accumulated net investment
    income/(loss), end of year                     $   (806,083)   $ (1,521,567)   $ (1,723,177)   $   (564,454)
                                                   ============    ============    ============    ============

                                                           GAM North America             GAMerica Capital
                                                   ----------------------------    ----------------------------
YEAR ENDED 31ST DECEMBER                                1999            1998           1999            1998
                                                        ----            ----           ----            ----
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income/(loss)                       $   (238,170)   $    (72,019)   $    162,578    $    (19,581)
Net realized gain/(loss)                                803,028       4,184,527       1,361,297         880,209
Unrealized appreciation/(depreciation)
    for the period                                    2,238,138         570,859       9,222,519         902,365
                                                   ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets
    from operations                                   2,802,996       4,683,367      10,746,394       1,762,993

Dividends paid to shareholders from:
Net investment income
    Class A                                                  --              --        (159,861)             --
    Class B                                                  --              --              --              --
    Class C                                                  --              --              --              --
    Class D                                                  --              --              --              --
Distributions in excess of net investment income
    Class A                                                  --              --              --              --
    Class B                                                  --              --              --              --
    Class C                                                  --              --              --              --
    Class D                                                  --              --              --              --
Net realized gain on investments
    Class A                                                  --      (4,058,087)       (806,106)       (253,783)
    Class B                                                  --        (169,676)       (134,605)         (8,302)
    Class C                                                  --        (196,849)       (168,130)         (7,626)
    Class D                                                  --              --              --              --
Capital share transactions (Note 4)                  16,552,415       8,253,350      46,919,966       8,352,505
                                                   ------------    ------------    ------------    ------------
Total increase/(decrease) in net assets              19,355,411       8,512,105      56,397,658       9,845,787
Net assets

Beginning of year                                    19,478,278      10,966,173      13,644,844       3,799,057
                                                   ------------    ------------    ------------    ------------
End of year                                        $ 38,833,689    $ 19,478,278    $ 70,042,502    $ 13,644,844
                                                   ============    ============    ============    ============
Accumulated net investment
    income/(loss), end of year                     $         --    $         --    $         --    $         --


                                       43
                                       --
              GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

                     This page is intentionally left blank.

NOTES TO FINANCIAL STATEMENTS
================================================================================

AS AT 31ST DECEMBER 1999

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of seven portfolios: GAM International Fund, GAM Global Fund, GAM Europe Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM North America Fund and GAMerica Capital Fund (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM Europe Fund invests primarily in securities of companies in Europe. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM North America Fund invests primarily in securities of companies in the United States and Canada. GAMerica Capital Fund invests primarily in securities of companies in the United States.

The Funds offer Class A, Class B, Class C and Class D shares. Class A, Class B and Class C shares currently are available for all funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. There is no front-end sales charge on Class B or Class C shares. Class B shares are currently sold with a contingent deferred sales charge which declines from 5.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

ADJUSTABLE RATE INDEX NOTES

Each Fund may invest in adjustable rate index notes (ARINs) or similar instruments. An ARIN is a form of promissory note issued by a brokerage firm or other counterparty which provides that the amount of principal or interest paid will vary inversely in proportion to changes in the value of a specified security. The Funds could suffer losses in the event of a default or insolvency of the brokerage firm or other counterparty issuing the ARIN.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.


                                       45
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

OPTION CONTRACTS

The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be excercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of Net Investment Income per share in the Financial Highlights excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

DEFERRED ORGANIZATION EXPENSES

Organization costs for GAM Japan Capital Fund and GAMerica Capital Fund have been deferred and are being amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

OTHER

Securities transactions are recorded on trade date. Interest is accrued on a daily basis and market discount is accreted on a straight-line basis. Dividend income is recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as


                                       46
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year.

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser, GAM International Management Limited, receives a fee under its agreement with the Company equivalent to 1.00% per annum of each Fund's average daily net assets, except for GAM North America Fund. With respect to GAM North America Fund, GAM International Management Limited and Fayez Sarofim & Co. serve as co-investment advisers to the Fund. Each co-adviser receives a fee under its agreement equivalent to 0.50% per annum of the Fund's average daily net assets.

Effective 17th December, 1999, UBS AG, a banking corporation organized under the laws of Switzerland, acquired all the outstanding shares of Global Asset Management Limited (the "Acquisition"). Global Asset Management Limited indirectly wholly owns GAM International Management Limited, the Investment Adviser to the Funds. The Acquisition resulted in a change of control of GAM International Management Limited. Thus, pursuant to the Investment Company Act of 1940, prior to the completion of the Acquisition, the Board of Directors considered the continuance of the then current Amended and Restated Investment Advisory Contract dated April 14, 1994 (the "GAM Contract") with GAM International Management Limited as the Investment Adviser to the Funds. The Board of Directors on 29th September, 1999 (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) approved the continuance of the GAM Contract on behalf of each Fund, which approval was further ratified by the Board (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) on behalf of each Fund on 27th October, 1999. The shareholders of each Fund approved the continuance of the GAM Contract on 26th October, 1999. As such, a new Amended and Restated Investment Advisory Contract was executed upon completion of the Acquisition with identical terms and conditions as the original GAM Contract.

GAM Services, Inc. acts as principal underwriter of the Fund. For the year ended 31st December, 1999, GAM Services, Inc. retained front-end sales load charges of $696,108 and contingent deferred sales charges of $590,096 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.00% for shares sold within 18 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares.

Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.

NOTE 3. DIRECTORS FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM Services Inc. or their affiliates. Each disinterested director was compensated by each Fund as follows during 1999:

                                                                                GAM          GAM          GAM
                                       GAM            GAM          GAM        PACIFIC       JAPAN        NORTH        GAMERICA
                                 INTERNATIONAL      GLOBAL       EUROPE        BASIN       CAPITAL      AMERICA        CAPITAL
-------------------------------------------------------------------------------------------------------------------------------
Annual Retainer                       $3,571        $3,571       $3,571       $3,571       $3,571       $3,571         $3,571
Annual Meeting Fee                       571           571          571          571          571          571            571

                                       47
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

NOTE 4. CAPITAL STOCK

The Company declared a 10-for-1 stock split to shareholders of record as of 19th December, 1995. All per share data have been restated to reflect the stock split.

At 31st December, 1999, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the seven active funds shares were allocated as follows: 260,000,000, 160,000,000, 147,500,000 and 50,000,000
shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 85,000,000, 75,000,000, 20,000,000 and 25,000,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 60,000,000, 50,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe and GAM Pacific Basin; 55,000,000, 50,000,000, 20,000,000 and 12,500,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 55,000,000, 50,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM North America; while 30,000,000, 25,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital.


                                       48
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Changes in each Fund's capital stock are summarized as follows:

                                                 Class A                        Class B*
                                        Shares            US$            Shares           US$
                                      ----------   ---------------     ---------     ------------
GAM INTERNATIONAL
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                          21,179,421       582,466,302      1,085,856     30,116,509
Shares reinvested                            --                --             --             --
Shares redeemed                     (70,998,170)   (1,877,956,339)    (1,005,115)   (26,581,356)
                                    -----------    --------------     ----------   ------------
Net increase/(decrease)             (49,818,749)   (1,295,490,037)        80,741      3,535,153
                                    ===========    ==============     ==========   ============
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                          45,400,274     1,410,892,506      2,207,863     69,950,241
Shares reinvested                     1,087,592        36,118,910             --             --
Shares redeemed                     (20,171,368)     (616,480,333)       (62,635)    (1,862,050)
                                    -----------    --------------     ----------   ------------
Net increase                         26,316,498       830,531,083      2,145,228     68,088,191
                                    ===========    ==============     ==========   ============
GAM GLOBAL
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                           1,185,264        22,156,475        157,726      2,942,397
Shares reinvested                            --                --             --         --
Shares redeemed                      (5,478,746)     (100,597,123)      (265,625)    (4,854,733)
                                    -----------    --------------     ----------   ------------
Net decrease                         (4,293,482)      (78,440,648)      (107,899)    (1,912,336)
                                    ===========    ==============     ==========   ============
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                           5,703,377       114,235,277        573,771     11,824,991
Shares reinvested                        42,648           913,190             --             --
Shares redeemed                      (1,892,961)      (36,700,992)       (29,391)      (547,356)
                                    -----------    --------------     ----------   ------------
Net increase                          3,853,064        78,447,475        544,380     11,277,635
                                    ===========    ==============     ==========   ============
GAM EUROPE
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                             511,182         6,127,477         29,326        360,921
Shares reinvested                        83,591         1,027,732          7,370         90,433
Shares redeemed                      (2,960,522)      (35,197,464)       (56,212)      (667,826)
                                    -----------    --------------     ----------   ------------
Net decrease                         (2,365,749)      (28,042,255)       (19,516)      (216,472)
                                    ===========    ==============     ==========   ============
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                           2,751,899        39,135,869        132,088      1,912,188
Shares reinvested                       289,531         3,590,914          7,455         89,985
Shares redeemed                      (2,222,956)      (30,614,504)          (107)        (1,427)
                                    -----------    --------------     ----------   ------------
Net increase                            818,474        12,112,279        139,436      2,000,746
                                    ===========    ==============     ==========   ============

                                              Class C**                           Class D
                                        Shares                   US$      Shares            US$
                                    ----------        --------------   ---------     ------------
GAM INTERNATIONAL
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                           1,687,268        47,052,208        526,369     14,264,420
Shares reinvested                            --                --             --             --
Shares redeemed                      (1,806,221)      (47,790,552)    (2,662,778)   (70,169,590)
                                    -----------    --------------     ----------   ------------
Net increase/(decrease)                (118,953)         (738,344)    (2,136,409)   (55,905,170)
                                    ===========    ==============     ==========   ============
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                           2,701,915        85,010,147      2,569,061     81,219,579
Shares reinvested                            --                --         61,660      2,038,502
Shares redeemed                        (118,841)       (3,552,764)      (825,441)   (25,326,628)
                                    -----------    --------------     ----------   ------------
Net increase                          2,583,074        81,457,383      1,805,280     57,931,453
                                    ===========    ==============     ==========   ============
GAM GLOBAL
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                             160,723         2,999,694         81,692      1,497,217
Shares reinvested                            --                --             --             --
Shares redeemed                        (267,441)       (4,924,422)      (355,330)    (6,482,162)
                                    -----------    --------------     ----------   ------------
Net decrease                           (106,718)       (1,924,728)      (273,638)    (4,984,945)
                                    ===========    ==============     ==========   ============
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                             497,048        10,044,918        443,861      8,783,427
Shares reinvested                            --                --          2,800         59,198
Shares redeemed                         (25,124)         (469,047)      (113,686)    (2,179,574)
                                    -----------    --------------     ----------   ------------
Net increase                            471,924         9,575,871        332,975      6,663,051
                                    ===========    ==============     ==========   ============
GAM EUROPE
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                              30,103           368,116
Shares reinvested                         3,373            40,414
Shares redeemed                         (39,353)         (459,356)
                                    -----------    --------------
Net decrease                             (5,877)          (50,826)
                                    ===========    ==============
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                              68,931           988,167
Shares reinvested                         3,477            41,622
Shares redeemed                          (8,330)         (107,286)
                                    -----------    --------------
Net increase                             64,078           922,503
                                    ===========    ==============

* Class B inception dates: GAM International: 26th May, 1998; GAM Global: 26th May, 1998; GAM Europe: 26th May, 1998.

** Class C inception dates: GAM International:  19th May, 1998; GAM Global: 19th
   May, 1998; GAM Europe: 20th May, 1998.


                                       49
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                   Class A                      Class B*
                                               Shares                 US$     Shares        US$
                                             ----------      ------------    -------    --------
GAM PACIFIC BASIN
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                   2,682,903       28,097,260     416,934    4,665,444
Shares reinvested                                39,278          505,186       1,565       21,159
Shares redeemed                              (1,500,538)     (15,544,838)    (34,708)    (404,415)
                                             ----------      -----------     -------    ---------
Net increase/(decrease)                       1,221,643       13,057,608     383,791    4,282,188
                                             ==========      ===========     =======    =========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                   1,630,440       14,115,594      35,743      313,454
Shares reinvested                               254,764        1,876,104         346        3,105
Shares redeemed                              (2,203,361)     (18,453,528)     (5,612)     (47,195)
                                             ----------      -----------     -------    ---------
Net increase/(decrease)                        (318,157)      (2,461,830)     30,477      269,364
                                             ==========      ===========     =======    =========
GAM JAPAN CAPITAL
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                   4,463,325       46,623,078     176,443    1,993,131
Shares reinvested                               121,877        1,562,464       4,508       60,319
Shares redeemed                              (2,728,426)     (28,992,990)    (48,496)    (569,746)
                                             ----------      -----------     -------    ---------
Net increase                                  1,856,776       19,192,552     132,455    1,483,704
                                             ==========      ===========     =======    =========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                   2,689,003       22,104,590      84,512      686,362
Shares reinvested                               189,127        1,469,516          --           --
Shares redeemed                              (3,571,289)     (29,092,373)     (2,483)     (19,815)
                                             ----------      -----------     -------    ---------
Net increase/(decrease)                        (693,159)      (5,518,267)     82,029      666,547
                                             ==========      ===========     =======    =========
GAM North America
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                   1,088,958       18,837,080     243,005    4,207,665
Shares reinvested                                    --               --          --           --
Shares redeemed                                (548,867)      (9,631,008)    (77,966)  (1,340,795)
                                             ----------      -----------     -------    ---------
Net increase                                    540,091        9,206,072     165,039    2,866,870
                                             ==========      ===========     =======    =========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                   1,110,616       20,630,033      50,419      953,797
Shares reinvested                               180,046        2,853,737       7,641      120,349
Shares redeemed                                (885,969)     (17,552,935)       (603)      (9,536)
                                             ----------      -----------     -------    ---------
Net increase                                    404,693        5,930,835      57,457    1,064,610
                                             ==========      ===========     =======    =========
GAMERICA CAPITAL
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                   2,122,743       40,904,988     411,219    7,948,767
Shares reinvested                                16,923          339,129       1,635       32,937
Shares redeemed                                (428,494)      (8,694,517)    (41,440)    (782,799)
                                             ----------      -----------     -------    ---------
Net increase                                  1,711,172       32,549,600     371,414    7,198,905
                                             ==========      ===========     =======    =========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                     510,150        8,088,698      67,936    1,076,014
Shares reinvested                                10,128          160,863         513        8,214
Shares redeemed                                (131,637)      (1,925,319)    (10,798)    (175,102)
                                             ----------      -----------     -------    ---------
Net increase                                    388,641        6,324,242      57,651      909,126
                                             ==========      ===========     =======    =========

                                                   Class C                       Class D
                                                  Shares     US$           Shares       US$
                                            ---------   ----------     --------    ---------
GAM PACIFIC BASIN
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                   102,059    1,033,864      76,465       807,293
Shares reinvested                                 223        2,669         952        12,128
Shares redeemed                                (8,134)     (81,809)    (83,134)     (838,844)
                                              -------    ---------    --------    ----------
Net increase/(decrease)                        94,148      954,724      (5,717)      (19,423)
                                              =======    =========    ========    ==========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                    24,845      201,259      86,774       789,743
Shares reinvested                                 165        1,346      10,952        82,721
Shares redeemed                                (4,920)     (41,279)   (132,815)   (1,100,395)
                                              -------    ---------    --------    ----------
Net increase/(decrease)                        20,090      161,326     (35,089)     (227,931)
                                              =======    =========    ========    ==========
GAM JAPAN CAPITAL
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                   101,463    1,168,359
Shares reinvested                               1,572       21,331
Shares redeemed                               (73,467)    (827,970)
                                              -------    ---------
Net increase                                   29,568      361,720
                                              =======    =========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                   207,654    1,680,813
Shares reinvested                                  --          --
Shares redeemed                               (90,108)    (740,192)
                                              -------    ---------
Net increase/(decrease)                       117,546      940,621
                                              =======    =========
GAM NORTH AMERICA
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                   511,273    8,786,075
Shares reinvested                                  --           --
Shares redeemed                              (249,886)  (4,306,602)
                                              -------    ---------
Net increase                                  261,387    4,479,473
                                              =======    =========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                    59,835    1,126,114
Shares reinvested                              10,461      162,047
Shares redeemed                                (1,436)     (30,256)
                                              -------    ---------
Net increase                                   68,860    1,257,905
                                              =======    =========
GAMERICA CAPITAL
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                   502,228    9,515,032
Shares reinvested                               2,001       40,051
Shares redeemed                              (120,549)  (2,383,622)
                                              -------    ---------
Net increase                                  383,680    7,171,461
                                              =======    =========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                    69,325    1,125,809
Shares reinvested                                 312        4,950
Shares redeemed                                  (729)     (11,622)
                                              -------    ---------
Net increase                                   68,908    1,119,137
                                              =======    =========


*  Class B  inception  dates:  GAM  Pacific  Basin:  26th May,  1998;  GAM Japan
   Capital: 26th May, 1998; GAM North America: 26th May, 1998; GAMerica Capital:
   26th May 1998.

** Class C  inception  dates:  GAM  Pacific  Basin:  1st June,  1998;  GAM Japan
   Capital: 19th May, 1998; GAM North America: 7th July, 1998; GAMerica Capital:
   26th May 1998.


                                       50
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the year ended 31st December, 1999 excluding short-term securities, were as follows:

                                                                              GAM          GAM          GAM
                                     GAM             GAM          GAM       PACIFIC       JAPAN        NORTH        GAMERICA
                               INTERNATIONAL       GLOBAL       EUROPE       BASIN       CAPITAL      AMERICA        CAPITAL
               ------------------------------------------------------------------------------------------------------------
               In US$
               Purchases      2,422,676,705   126,065,016   35,676,555   31,970,426   43,176,129   22,283,493     41,775,280
               Sales          3,774,255,781   210,033,096   67,692,702   18,149,312   27,474,499    4,547,579      4,799,866

Realized gains and losses are reported on an identified cost basis. At 31st December, 1999, the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

                                                                              GAM          GAM          GAM
                                     GAM             GAM          GAM       PACIFIC       JAPAN        NORTH        GAMERICA
                               INTERNATIONAL       GLOBAL       EUROPE       BASIN       CAPITAL      AMERICA        CAPITAL
               ------------------------------------------------------------------------------------------------------------
               In US$
               Appreciation      329,224,786    19,757,733    5,344,077    9,840,158   15,876,554    7,906,729     14,241,252
               Depreciation      (19,759,033)    (1,247,427)   (599,963)  (3,751,286)  (2,893,089)  (1,667,665)    (3,588,501)
                                  ----------     ---------     --------    ---------    ---------    ---------      ---------
               Net               309,465,753    18,510,306    4,744,114    6,088,872   12,983,465    6,239,064     10,652,751
                                  ==========     =========     ========    =========    =========    =========      =========

At 31st December, 1999, the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

                                                                              GAM           GAM          GAM
                                      GAM           GAM          GAM        PACIFIC        JAPAN        NORTH      GAMERICA
                                 INTERNATIONAL     GLOBAL       EUROPE       BASIN        CAPITAL      AMERICA     CAPITAL
               ------------------------------------------------------------------------------------------------------------
               In US$            (25,493,925)   (2,958,401)         --       (483,511)   (2,340,961)      --          --
                                                                          (14,482,801)
                                                                             (760,353)

               Carryforward         31st Dec      31st Dec          --       31st Dec     31st Dec.       --          --
               Expiration dates         2006          2006          --          2007,          2006       --          --
                                                                               2006 &
                                                                                 2005

               Post October loss
               carryforward      (44,461,180)   (1,413,392)    (47,780)            --            --       --          --

Foreign taxes withheld from dividends and interest for the year ended 31st December, 1999, were as follows:

                                                                              GAM           GAM          GAM
                                      GAM           GAM          GAM        PACIFIC        JAPAN        NORTH      GAMERICA
                                 INTERNATIONAL     GLOBAL       EUROPE       BASIN        CAPITAL      AMERICA     CAPITAL
               ------------------------------------------------------------------------------------------------------------
               In US$
               Dividends           7,304,717        73,327       66,097       33,272       27,931        2,521        299
               Interest                   --            --           --           --          114           --         --

NOTE 6. FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 31st December, 1999, the Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.


                                       51
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net
                                                                                                                  Unrealized
                                                 Local                Settlement                Market           Appreciation/
                                               Currency                  Date                    Value          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      US$                  US$
GAM INTERNATIONAL FUND
To sell:

Swiss Francs                                    55,367,394        18th February, 2000          34,974,476            2,410,665
Swiss Francs*                                   18,301,220        18th February, 2000          12,200,000              157,340
Swiss Francs*                                   48,430,694        18th February, 2000          32,940,000             (238,654)
Swiss Francs*                                   58,582,692        18th February, 2000          38,430,000            1,126,173

Euro                                           177,347,661         9th February, 2000         179,031,399           15,075,615
Euro                                            95,118,422         9th February, 2000          96,021,476            2,573,524
Euro*                                          144,354,542         9th February, 2000         157,000,000              996,046
Euro*                                           29,489,354         9th February, 2000          31,300,000              976,098
Euro*                                           78,228,270         9th February, 2000          84,510,000            1,110,841

Japanese Yen                                   207,277,200        18th February, 2000           2,045,364             (188,042)
Japanese Yen*                                  269,802,000        18th February, 2000           2,600,000             (182,419)
Japanese Yen*                                2,424,520,800        18th February, 2000          23,400,000           (1,674,903)

Pound Sterling                                  60,357,165            8th March, 2000          97,558,143             (558,143)
Pound Sterling                                  47,346,098            8th March, 2000          76,527,739            1,612,261
                                                                                                                     ---------
Net equity in foreign currency exchange contracts.                                                                  23,196,402
                                                                                                                     =========

GAM PACIFIC BASIN FUND
To sell:
Hong Kong Dollar                                32,720,000         18th January, 2000           4,209,298               (9,298)
                                                                                                                     ---------
Net equity in foreign currency exchange contracts.                                                                      (9,298)
                                                                                                                     =========

* The Fund has entered into offsetting forward foreign currency contracts.

At 31st December, 1999 the Funds had sufficient cash and/or securities to cover any commitments under these contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 31st December, 1999 the Funds did not have any outstanding futures contracts.



                                       52
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

NOTE 7. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

NOTE 8. REVOLVING DEMAND NOTE

During the year ended 31st December, 1999 GAM International Fund entered into revolving demand notes with Brown Brothers Harriman & Co. subject to the borrowing limit as set forth in the Fund's registration statement. These notes are collateralized by any or all of the securities held by Brown Brothers Harriman & Co. as the Fund's custodian up to the amount of borrowing. Borrowings under these notes are charged interest at the current overnight LIBOR plus 300 basis points. The weighted average annualized interest rate on such notes was 9.07%. As of 31st December, 1999 the amount of borrowing under the revolving demand note was $26,960,664. The average daily loan balance outstanding was $45,555,435.


                                       53
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

NOTE 9. FINANCIAL HIGHLIGHTS

GAM INTERNATIONAL FUND

                                                                                             CLASS A
                                                                ===============================================================
                                                                  1999         1998           1997         1996          1995
                                                                ========      =======        =======      =======       =======
NET ASSET VALUE,
  beginning of period                                           $30.06        $28.46        $23.15       $21.37         $17.21
                                                                ------       ------         ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                      0.17(a)       0.08(a)        0.08(a)      0.57(a)       0.52
Net realized and unrealized gain/(loss) on
  investments                                                     1.93          2.03           6.58         1.34          4.64
                                                                ------        ------         ------       ------        ------
Total from investment operations                                  2.10          2.11           6.66         1.91          5.16
                                                                ------        ------         ------       ------        ------

LESS DISTRIBUTIONS

Dividends from net investment income                               --          (0.05)         (0.18)       (0.09)        (0.47)
Distributions from net realized gains                              --          (0.46)         (1.17)       (0.04)        (0.53)
                                                                ------        ------         ------       ------        ------
Total distributions                                                --          (0.51)         (1.35)       (0.13)        (1.00)
                                                                ------        ------         ------       ------        ------
Net asset value, end of period                                  $32.16        $30.06         $28.46       $23.15        $21.37
                                                                ======        ======         ======       ======        ======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                             6.99%         7.22%         28.93%        8.98%        30.09%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                     $1,271        $2,868         $1,794       $1,010          $560
Ratio of expenses to average net assets                           1.76%         1.66%          1.68%        1.56%(b)      1.57%
Ratio of net investment income/(loss) to average net assets       0.62%         0.27%          0.28%        2.70%         3.89%
Portfolio turnover rate                                            117%           73%            48%          82%           35%

                                       54
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             CLASS B                       CLASS C
                                                                      -----------------------        ----------------------
                                                                       1999           1998(c)         1999          1998(e)
                                                                      =======         =======        =======        =======
NET ASSET VALUE,
  beginning of period                                                 $30.41          $33.39         $30.37         $32.61
                                                                      ------          ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                          (0.07)(a)       (0.20)(a)      (0.05)(a)      (0.20)(a)
Net realized and unrealized gain/(loss) on
  investments                                                           1.97           (2.78)         1.97           (2.04)
                                                                      ------          ------         ------         ------
Total from investment operations                                       1.90            (2.98)         1.92           (2.24)
                                                                      ------          ------         ------         ------
LESS DISTRIBUTIONS
Dividends from net investment income                                      --              --             --             --
Distributions from net realized gains                                     --              --             --             --
                                                                      ------          ------         ------         ------
Total distributions                                                       --              --             --             --
                                                                      ------          ------         ------         ------
Net asset value, end of period                                        $32.31          $30.41         $32.29         $30.37
                                                                      ======          ======         ======         ======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                                   6.25%          (8.92)%         6.32%         (6.87)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                              $72             $65            $80            $78
Ratio of expenses to average net assets                                 2.48%           2.54%(d)       2.48%          2.52%(d)
Ratio of net investment income/(loss) to average net assets            (0.24)%         (1.10)%(d)     (0.19)%        (1.14)%(d)
Portfolio turnover rate                                                  117%             73%           117%            73%

                                                                                           CLASS D
                                                                 ----------------------------------------------------------
                                                                  1999         1998         1997        1996        1995(f)
                                                                 ======       ======       ======      ======       ======
NET ASSET VALUE,
  beginning of period                                           $29.92        $28.34       $23.07      $21.35         $20.46
                                                                ------        ------       ------      ------         ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                      0.09(a)       0.04(a)      0.01(a)     0.45(a)        0.10
Net realized and unrealized gain/(loss) on
  investments                                                     1.95          2.03         6.59        1.32           1.78
                                                                ------         ------       -----      ------         ------
Total from investment operations                                  2.04          2.07         6.60        1.77           1.88
                                                                ------         ------      ------      ------         ------
LESS DISTRIBUTIONS
Dividends from net investment income                                --        (0.03)        (0.16)      (0.01)         (0.46)
Distributions from net realized gains                               --        (0.46)        (1.17)      (0.04)         (0.53)
                                                                ------       ------        ------      ------         ------
Total distributions                                                 --        (0.49)        (1.33)      (0.05)         (0.99)
                                                                ------       ------        ------      ------         ------
Net asset value, end of period                                  $31.96       $29.92        $28.34      $23.07         $21.35
                                                                ======       ======        ======      ======         ======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                             6.82%        7.13%        28.78%       8.33%          9.26%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $101         $159           $99         $39             $9
Ratio of expenses to average net assets                           1.94%        1.80%         1.82%       2.06%(b)       2.22%(d)
Ratio of net investment income/(loss) to average net assets       0.34%        0.14%         0.05%       2.13%          1.90%(d)
Portfolio turnover rate                                            117%          73%           48%         82%            35%

(a) Net investment income per share has been determined based on the weighted average shares otustanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e) For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
(f) For the period from 18th September, 1995 (commencement of operations) to 31st December, 1995.
(*) Total return calculated for a period of less than one year is not annualized.

                                       55
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM GLOBAL FUND

                                                                                            CLASS A
                                                               ---------------------------------------------------------------


                                                                 1999         1998           1997         1996          1995
                                                               =======      =======        =======      =======        =======
NET ASSET VALUE,
  beginning of period                                          $ 19.04      $ 18.71        $ 14.35      $ 13.51        $ 10.60
                                                               -------      -------        -------      -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                     (0.13)(a)    (0.05)(a)      (0.04)(a)  0.16 (a)        0.35
Net realized and unrealized gain/(loss) on
  investments                                                     2.84         0.55           5.04         1.55          3.48
                                                               -------      -------        -------      -------        -------
Total from investment operations                                  2.71         0.50            5.00         1.71          3.83
                                                               -------      -------        -------      -------        -------
LESS DISTRIBUTIONS
Dividends from net investment income                                --           --          (0.02)       (0.08)        (0.30)
Distributions from net realized gains                               --        (0.17)         (0.62)       (0.79)        (0.62)
                                                               -------      -------        -------      -------        -------
Total distributions                                                 --        (0.17)         (0.64)       (0.87)        (0.92)
                                                               -------      -------        -------      -------        -------
Net asset value, end of period                                 $ 21.75      $ 19.04        $ 18.71      $ 14.35        $ 13.51
                                                               =======      =======        =======      =======        =======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                            14.23%        2.57%         34.95%       12.74%         36.25%

RATIOS/SUPPLEMENTAL DATA

Total net assets (millions)                                        $67         $140            $66          $20            $26
Ratio of expenses to average net assets                           1.89%        1.71%          1.83%        2.26%(b)       2.16%
Ratio of net investment income/(loss) to average net assets      (0.69)%      (0.25)%        (0.25)%       1.17%          2.96%
Portfolio turnover rate                                            107%         123%            48%         107%            60%


                                       56
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                             CLASS B                       CLASS C
                                                                      ------------------------      -----------------------
                                                                       1999           1998(c)         1999          1998(e)
                                                                      =======         =======        =======        =======
NET ASSET VALUE,
  beginning of period                                                $ 19.11         $ 20.99        $ 19.10        $ 21.06
                                                                      ------          ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                           (0.30)(a)       (0.13)(a)      (0.30)(a)      (0.14)(a)
Net realized and unrealized gain/(loss) on
  investments                                                           2.85           (1.75)         2.83           (1.82)
                                                                      ------          ------         ------         ------
Total from investment operations                                       2.55            (1.88)         2.53           (1.96)
                                                                      ------          ------         ------         ------
LESS DISTRIBUTIONS
Dividends from net investment income                                      --              --             --             --
Distributions from net realized gains                                     --              --             --             --
                                                                      ------          ------         ------         ------
Total distributions                                                       --              --             --             --
                                                                      ------          ------         ------         ------
Net asset value, end of period                                       $ 21.66         $ 19.11        $ 21.63       $ 19.10
                                                                     =======         =======        =======       =======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                                  13.34%          (8.96)%        13.25%        (9.31)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                               $9             $10             $8            $9
Ratio of expenses to average net assets                                 2.76%           2.70%(d)       2.77%         2.83%(d)
Ratio of net investment income/(loss) to average net assets            (1.61)%         (1.14)%(d)     (1.62)%       (1.27)%(d)
Portfolio turnover rate                                                  107%            123%           107%          123%


                                                                                          CLASS D
                                                             -------------------------------------------------------------------
                                                               1999            1998           1997           1996        1995(f)
                                                              ======          ======         ======         ======       ======
NET ASSET VALUE,
  beginning of period                                        $ 18.79         $ 18.50        $ 14.22      $ 13.48        $ 13.46
                                                             -------         -------        -------      -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                   (0.18)(a)       (0.08)(a)      (0.09)(a)     0.07(a)          --
Net realized and unrealized gain/(loss) on
  investments                                                   2.80            0.54           5.02         1.47           0.92
                                                             -------         -------        -------      -------        -------
Total from investment operations                                2.62            0.46           4.93         1.54           0.92
                                                              ------          ------         ------       ------         ------
LESS DISTRIBUTIONS
Dividends from net investment income                              --              --          (0.03)       (0.01)         (0.28)
Distributions from net realized gains                             --           (0.17)         (0.62)       (0.79)         (0.62)
                                                              ------          ------         ------       ------         ------
Total distributions                                               --           (0.17)         (0.65)       (0.80)         (0.90)
                                                              ------          ------         ------       ------         ------
Net asset value, end of period                               $ 21.41         $ 18.79        $ 18.50      $ 14.22        $ 13.48
                                                             =======         =======        =======      =======        =======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                          13.94%           2.38%         34.80%       11.54%          6.97%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $6             $10             $4         $0.8           $0.3
Ratio of expenses to average net assets                         2.16%           1.87%          2.01%        2.88%(b)       2.81%(d)
Ratio of net investment income/(loss) to average net asssets   (0.98)%         (0.41)%        (0.53)%       0.52%         (0.09)%(d)
Portfolio turnover rate                                          107%            123%            48%         107%            60%

(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e) For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
(f) For the period from 6th October, 1995 (commencement of operations) to 31st December, 1995.
(*) Total return calculated for a period of less than one year is not annualized.

                                       57
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM EUROPE FUND

                                                                                             CLASS A
                                                                --------------------------------------------------------------
                                                                  1999         1998           1997         1996          1995
                                                                =======      =======        =======      =======       =======
NET ASSET VALUE,
  beginning of period                                           $ 12.63      $ 12.57        $ 11.85      $ 10.04       $  8.66
                                                                -------      -------        -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                      (0.09)(a)     0.03(a)        0.02(a)      0.07(a)       0.07
Net realized and unrealized gain/(loss) on
  investments                                                      1.96         1.28           3.15         2.06          1.38
                                                                -------      -------        -------      -------       -------
Total from investment operations                                   1.87         1.31           3.17         2.13          1.45
                                                                -------      -------        -------      -------       -------
LESS DISTRIBUTIONS
Dividends from net investment income                                --         (0.02)         (0.06)       (0.01)        (0.06)
Distributions from net realized gains                             (1.42)       (1.23)         (2.39)       (0.31)        (0.01)
                                                                -------      -------        -------      -------       -------
Total distributions                                               (1.42)       (1.25)         (2.45)       (0.32)        (0.07)
                                                                -------      -------        -------      -------       -------
Net asset value, end of period                                  $ 13.08      $ 12.63        $ 12.57      $ 11.85       $ 10.04
                                                                =======      =======        =======      =======       =======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                             16.21%       10.70%         27.55%       21.32%        16.77%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                         $20          $49            $39          $25           $23
Ratio of expenses to average net assets                            2.48%        2.06%          1.81%        1.89%(b)      2.12%
Ratio of net investment income/(loss) to average net assets       (0.79)%       0.24%          0.15%        0.59%         0.75%
Portfolio turnover rate                                             109%         168%            80%          76%          145%

                                       58
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                      CLASS B                       CLASS C
                                                              ----------------------        ------------------------
                                                               1999           1998(c)         1999          1998(e)
                                                              =======         =======        =======        =======
NET ASSET VALUE,
  beginning of period                                          12.82         $ 15.38        $ 12.70       $ 15.16
                                                              ------          ------        -------       -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                   (0.29)(a)       (0.20)(a)      (0.43)(a)     (0.28)(a)
Net realized and unrealized gain/(loss) on
  investments                                                   1.97           (1.37)          1.92         (1.19)
                                                              ------          ------        -------       -------
Total from investment operations                                1.68           (1.57)          1.49         (1.47)
                                                              ------          ------        -------       -------
LESS DISTRIBUTIONS
Dividends from net investment income                              --              --             --            --
Distributions from net realized gains                          (1.42)          (0.99)         (1.42)        (0.99)
                                                              ------          ------        -------       -------
Total distributions                                            (1.42)          (0.99)         (1.42)        (0.99)
                                                              ------          ------        -------       -------
Net asset value, end of period                                $13.08          $12.82        $ 12.77       $ 12.70
                                                              ======          ======        =======       =======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                          14.48%          (9.82)%        13.11%        (9.32)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $2              $2             $1            $1
Ratio of expenses to average net assets                         4.17%           3.93%(d)       5.35%         4.93%(d)
Ratio of net investment income/(loss) to average net assets    (2.41)%         (2.58)%(d)     (3.62)%       (3.46)%(d)
Portfolio turnover rate                                          109%            168%           109%          168%


(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e) For the period from 20th May, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                                       59
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM PACIFIC BASIN FUND

                                                                                             CLASS A
                                                                ---------------------------------------------------------------
                                                                  1999         1998           1997         1996          1995
                                                                ========      =======        =======      =======       =======
NET ASSET VALUE,
  beginning of period                                            $ 8.23        $9.69         $15.26       $16.97        $17.62
                                                                 ------        -----         ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                      (0.04)(a)    (0.01)(a)         --(a)      0.04(a)         --
Net realized and unrealized gain/(loss) on
  investments                                                      6.19        (0.51)         (4.45)       (0.11)         0.61
                                                                 ------        -----         ------       ------        ------
Total from investment operations                                   6.15        (0.52)         (4.45)       (0.07)         0.61
                                                                 ------        -----         ------       ------        ------
LESS DISTRIBUTIONS
Dividends from net investment income                              (0.01)       (0.22)            --        (0.74)           --
Distributions in excess of net investment income                  (0.20)          --             --           --            --
Distributions from net realized gains                                --        (0.72)         (1.12)       (0.90)        (1.26)
                                                                 ------        -----         ------       ------        ------
Total distributions                                               (0.21)       (0.94)         (1.12)       (1.64)        (1.26)
                                                                 ------        -----         ------       ------        ------
Net asset value, end of period                                   $14.17        $8.23         $ 9.69       $15.26        $16.97
                                                                 ======        =====         ======       ======        ======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                             74.91%       (3.99)%       (30.00)%      (0.39)%        4.50%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                         $47          $17            $23          $50           $54
Ratio of expenses to average net assets                            2.26%        2.42%          1.98%        1.76%(b)      1.98%
Ratio of net investment income/(loss) to average net assets       (0.42)%      (0.11)%         0.02%        0.22%        (0.07)%
Portfolio turnover rate                                              63%          55%            42%          46%           64%


                                       60
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                        CLASS B                       CLASS C
                                                                 ----------------------         ---------------------
                                                                  1999           1998(c)         1999          1998(e)
                                                                 =======         =======        =======        =======
NET ASSET VALUE,
  beginning of period                                            $ 8.96           $9.15         $ 8.12          $8.54
                                                                 ------           -----         ------          -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                      (0.19)(a)       (0.35)(a)      (0.39)(a)      (0.70)(a)
Net realized and unrealized gain/(loss) on
  investments                                                      6.26            0.32           5.51           0.37
                                                                 ------           -----         ------          -----
Total from investment operations                                   6.07           (0.03)          5.12          (0.33)
                                                                 ------           -----         ------          -----
LESS DISTRIBUTIONS
Dividends from net investment income                                 --           (0.04)            --             --
Distributions in excess of net investment income                  (0.14)             --          (0.03)            --
Distributions from net realized gains                                --           (0.12)            --          (0.09)
                                                                 ------           -----         ------          -----
Total distributions                                               (0.14)          (0.16)         (0.03)         (0.09)
                                                                 ------           -----         ------          -----
Net asset value, end of period                                   $14.89           $8.96         $13.21          $8.12
                                                                 ======           =====         ======          =====
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                             67.89%          (0.35)%        63.15%         (3.87)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                          $6           $0.30             $2          $0.20
Ratio of expenses to average net assets                            3.48%           9.39%(d)       5.57%         20.34%(d)
Ratio of net investment income/(loss) to average net assets       (1.59)%         (7.52)%(d)     (3.82)%       (19.15)%(d)
Portfolio turnover rate                                              63%             55%            63%            55%

                                                                                         CLASS D
                                                               -----------------------------------------------------------------
                                                               1999          1998           1997           1996        1995(f)
                                                               =====        ======         ======         ======       ======
NET ASSET VALUE,
  beginning of period                                           8.11        $9.62          $15.20         $16.96       $17.36
                                                               -----        -----          ------         ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                   (0.16)(a)    (0.01)(a)        0.01(a)       (0.10)(a)    (0.02)
Net realized and unrealized gain/(loss) on
  investments                                                   6.13        (0.53)          (4.47)         (0.11)        0.26
                                                               -----        -----          ------         ------       ------
Total from investment operations                                5.97        (0.54)          (4.46)         (0.21)        0.24
                                                               -----        -----          ------         ------       ------
LESS DISTRIBUTIONS
Dividends from net investment income                              --        (0.25)             --          (0.65)          --
Distributions in excess of net investment income               (0.13)          --             --             --
Distributions from net realized gains                             --        (0.72)          (1.12)         (0.90)       (0.64)
                                                               -----        -----          ------         ------       ------
Total distributions                                            (0.13)       (0.97)          (1.12)         (1.55)       (0.64)
                                                               -----        -----          ------         ------       ------
Net asset value, end of period                                 13.95        $8.11          $ 9.62         $15.20       $16.96
                                                               =====        =====          ======         ======       ======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                          73.71%       (4.64)%        (30.18)%        (1.19)%       2.35%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $2           $1              $2             $2           $2
Ratio of expenses to average net assets                         2.89%        2.53%           2.08%          2.28%(b)     2.63%(d)
Ratio of net investment income/(loss) to average net assets    (1.55)%      (0.17)%         (0.09)%         0.57%       (1.49)%(d)
Portfolio turnover rate                                           63%          55%             42%            46%          64%

(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(d)  Annualized.
(e) For the period from 1st June, 1998 (commencement of operations) to 31st December, 1998.
(f) For the period from 18th October, 1995 (commencement of operations) to 31st December, 1995.
(*) Total return calculated for a period of less than one year is not annualized.


                                       61
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM JAPAN CAPITAL FUND

                                                                                             CLASS A
                                                                --------------------------------------------------------------
                                                                  1999         1998           1997         1996          1995
                                                                ========      =======        =======      =======       =======
NET ASSET VALUE,
  beginning of period                                            $ 7.65        $8.44          $9.39       $10.16        $ 9.62
                                                                 ------        -----          -----       ------        ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                      (0.14)(a)    (0.06)(a)      (0.10)(a)    (0.05)(a)     (0.07)
Net realized and unrealized gain/(loss) on
  investments                                                      6.77        (0.16)         (0.11)        0.07          0.69
                                                                 ------        -----          -----       ------        ------
Total from investment operations                                   6.63        (0.22)         (0.21)        0.02          0.62
                                                                 ------        -----          -----       ------        ------
LESS DISTRIBUTIONS
Dividends from net investment income                                 --           --             --        (0.70)        (0.05)
Distributions in excess of net investment income                  (0.43)          --             --           --            --
Distributions from net realized gains                                --        (0.57)         (0.74)       (0.09)        (0.03)
                                                                 ------        -----          -----       ------        ------
Total distributions                                               (0.43)       (0.57)         (0.74)       (0.79)        (0.08)
                                                                 ------        -----          -----       ------        ------
Net asset value, end of period                                   $13.85        $7.65          $8.44        $9.39        $10.16
                                                                 ======        =====          =====       ======        ======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                             87.05%       (2.75)%        (2.58)%       0.15%         6.45%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                         $67          $22            $31          $37            $4
Ratio of expenses to average net assets                            2.06%        2.16%          2.15%        1.84%(b)      3.61%(c)
Ratio of net investment income/(loss) to average net assets       (1.38)%      (0.78)%        (1.06)%      (0.50)%       (2.35)%
Portfolio turnover rate                                              77%          59%            76%          23%          122%


                                       62
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                                 CLASS B                       CLASS C
                                                                         -----------------------       -----------------------
                                                                          1999           1998(d)         1999          1998(f)
                                                                         =======         =======        =======        =======
NET ASSET VALUE,
  beginning of period                                                    $ 8.11           $8.49         $ 8.12          $8.56
                                                                         ------           -----         ------          -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                              (0.34)(a)       (0.19)(a)      (0.34)(a)      (0.15)(a)
Net realized and unrealized gain/(loss) on
  investments                                                             6.98            (0.19)         7.09           (0.29)
                                                                         ------           -----         ------          -----
Total from investment operations                                          6.64            (0.38)          6.75          (0.44)
                                                                         ------           -----         ------          -----
LESS DISTRIBUTIONS
Dividends from net investment income                                         --              --             --             --
Distributions in excess of net investment income                          (0.30)             --          (0.22)            --
Distributions from net realized gains                                        --              --             --             --
                                                                         ------           -----         ------          -----
Total distributions                                                       (0.30)             --          (0.22)            --
                                                                         ------           -----         ------          -----
Net asset value, end of period                                           $14.45           $8.11         $14.65          $8.12
                                                                         ======           =====         ======          =====
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                                     82.18%          (4.48)%        83.30%         (5.14)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                                  $3              $1             $2             $1
Ratio of expenses to average net assets                                    3.80%           5.31%(e)       3.94%          3.99%(e)
Ratio of net investment income/(loss) to average net assets               (3.16)%         (4.22)%(e)     (3.21)%        (3.00)%(e)
Portfolio turnover rate                                                      77%             59%            77%            59%

(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(c) In the absence of expense reimbursement, expenses on an annualized basis would have represented 4.61% of average net assets for the period ended 31st December, 1995.
(d) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(e)  Annualized.
(f) For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                                       63
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM NORTH AMERICA FUND

                                                                                             CLASS A
                                                                --------------------------------------------------------------
                                                                  1999         1998           1997         1996          1995
                                                                ========      =======        =======      =======       =======
NET ASSET VALUE,
  beginning of period                                          $ 16.74      $ 17.32        $ 13.56      $ 11.93       $  9.14
                                                               -------      -------        -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                     (0.07)(a)    (0.07)(a)         --(a)     (0.05)(a)        --
Net realized and unrealized gain/(loss) on
  investments                                                     1.63         4.76           3.99         2.93          2.83
                                                               -------      -------        -------      -------       -------
Total from investment operations                                  1.56         4.69           3.99         2.88          2.83
                                                               -------      -------        -------      -------       -------
LESS DISTRIBUTIONS
Dividends from net investment income                                --           --             --           --            --
Distributions from net realized gains                               --        (5.27)         (0.23)       (1.25)        (0.04)
                                                               -------      -------        -------      -------       -------
Total distributions                                                 --        (5.27)         (0.23)       (1.25)        (0.04)
                                                               -------      -------        -------      -------       -------
Net asset value, end of period                                 $ 18.30      $ 16.74        $ 17.32      $ 13.56       $ 11.93
                                                               =======      =======        =======      =======       =======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                             9.32%       29.44%         29.41%       24.10%        30.90%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                        $29          $17            $11           $6            $6
Ratio of expenses to average net assets                           1.90%        2.10%          1.94%        2.61%(b)      2.98%(c)
Ratio of net investment income/(loss) to average net assets      (0.42)%      (0.34)%         0.00%       (0.39)%        0.01%
Portfolio turnover rate                                             13%          70%            15%           9%            9%

                                       64
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                           CLASS B                       CLASS C
                                                                    ----------------------        -----------------------
                                                                     1999           1998(d)         1999          1998(f)
                                                                    =======         =======        =======        =======
NET ASSET VALUE,
  beginning of period                                             $ 16.87         $ 20.08         $16.58        $ 21.58
                                                                  -------         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                        (0.29)(a)       (0.57)(a)      (0.25)(a)      (0.44)(a)
Net realized and unrealized gain/(loss) on
  investments                                                        1.61            2.17           1.58           0.25
                                                                  -------         -------        -------        -------
Total from investment operations                                     1.32            1.60           1.33          (0.19)
                                                                  -------         -------        -------        -------
LESS DISTRIBUTIONS
Dividends from net investment income                                   --              --             --             --
Distributions from net realized gains                                  --           (4.81)            --          (4.81)
                                                                  -------         -------        -------        -------
Total distributions                                                    --           (4.81)            --          (4.81)
                                                                  -------         -------        -------        -------
Net asset value, end of period                                    $ 18.19         $ 16.87        $ 17.91        $ 16.58
                                                                  =======         =======        =======        =======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                                7.82%           9.68%          8.02%          0.69%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                            $4              $1             $6             $1
Ratio of expenses to average net assets                              3.11%           7.56%(e)       2.90%          8.16%(e)
Ratio of net investment income/(loss) to average net assets         (1.66)%         (5.81)%(e)     (1.45)%        (6.50)%(e)
Portfolio turnover rate                                                13%             70%            13%            70%

(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(c) In the absence of expense reimbursement, expenses on an annualized basis would have been 3.27% of average net assets for the period ended 31st December, 1995.
(d) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.
(e)  Annualized.
(f) For the period from 7th July, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                                       65
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAMERICA CAPITAL FUND


                                                                                             CLASS A
                                                                ---------------------------------------------------------------
                                                                  1999         1998           1997         1996         1995(c)
                                                                ========      =======        =======      =======       =======
NET ASSET VALUE,
  beginning of period                                          $ 17.08      $ 13.43        $ 10.82      $ 10.03       $ 10.00
                                                               -------      -------        -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                      0.13 (a)    (0.01)(a)      (0.24)(a)    (0.42)(a)      0.07
Net realized and unrealized gain/(loss) on
  investments                                                     4.78         4.08           4.23         2.22          0.07
                                                               -------      -------        -------      -------       -------
Total from investment operations                                  4.91         4.07           3.99         1.80          0.14
                                                               -------      -------        -------      -------       -------
LESS DISTRIBUTIONS
Dividends from net investment income                             (0.07)          --             --           --         (0.07)
Distributions from net realized gains                            (0.47)       (0.42)         (1.38)       (1.01)        (0.04)
                                                               -------      -------        -------      -------       -------
Total distributions                                              (0.54)       (0.42)         (1.38)       (1.01)        (0.11)
                                                               -------      -------        -------      -------       -------
Net asset value, end of period                                 $ 21.45      $ 17.08        $ 13.43      $ 10.82       $ 10.03
                                                               =======      =======        =======      =======       =======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                            28.97%       30.59%         37.28%       18.31%         1.38%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                        $51          $11             $4           $2            $3
Ratio of expenses to average net assets                           1.84%        2.46%          3.45%        5.16%(b)(e)   3.73%(d)(e)
Ratio of net investment income/(loss) to average net assets       0.66%       (0.03)%        (2.04)%      (3.79)%        1.36%(d)
Portfolio turnover rate                                             20%          29%            22%          27%           11%

                                       66
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                                                                                 CLASS B                       CLASS C
                                                                       --------------------------     -------------------------
                                                                           1999           1998(f)         1999          1998(f)
                                                                          =======         =======        =======        =======
NET ASSET VALUE,
  beginning of period                                                   $ 17.26         $ 16.57        $ 17.13        $ 16.57
                                                                        -------         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                              (0.07)(a)       (0.26)(a)      (0.04)(a)      (0.37)(a)
Net realized and unrealized gain/(loss) on
  investments                                                              4.82            1.10           4.80           1.08
                                                                        -------         -------        -------        -------
Total from investment operations                                           4.75            0.84           4.76           0.71
                                                                        -------         -------        -------        -------
LESS DISTRIBUTIONS
Dividends from net investment income                                         --              --             --             --
Distributions from net realized gains                                     (0.47)          (0.15)         (0.47)         (0.15)
                                                                        -------         -------        -------        -------
Total distributions                                                       (0.47)          (0.15)         (0.47)         (0.15)
                                                                        -------         -------        -------        -------
Net asset value, end of period                                          $ 21.54         $ 17.26        $ 21.42        $ 17.13
                                                                        =======         =======        =======        =======
TOTAL RETURN
Total return for the period
  without deduction of sales load (*)                                     27.68%           5.13%         27.95%          4.34%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                                  $9              $1            $10             $1
Ratio of expenses to average net assets                                    2.88%           5.19%(d)       2.74%          7.15%(d)
Ratio of net investment income/(loss) to average net assets               (0.34)%         (2.74)%(d)     (0.23)%        (4.77)%(d)
Portfolio turnover rate                                                      20%             29%            20%            29%

(a) Net investment income per share has been determined based on the weighted average shares outstanding method.
(b) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.
(c) For the period 12th May, 1995 (commencement of operations) to 31st December, 1995.
(d)  Annualized.
(e) In the absence of expense reimbursement, expenses on an annualized basis would have been 6.16% and 4.73% of average net assets for the period ended 31st December, 1996 and 31st December, 1995, respectively.
(f) For the period 26th May, 1998 (commencement of operations) to 31st December, 1998.
(*) Total return calculated for a period of less than one year is not annualized.

                                       67
                                       --
                 GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Board of Directors and Shareholders of GAM Funds, Inc.


In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GAM Funds, Inc. (comprising, respectively, GAM International Fund, GAM Global Fund, GAM Europe Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM North America Fund and GAMerica Capital Fund) at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for the period ended December 31, 1995, were audited by other auditors whose report, dated February 2, 1996, expressed an unqualified opinion thereon.

                                             /s/ PricewaterhouseCoopers LLP
New York, New York                                    PricewaterhouseCoopers LLP
February 16, 2000


                                       68
                                       --
                GAM FUNDS INC / REPORT OF INDEPENDENT ACCOUNTANTS

ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

The percentage of ordinary income dividends paid by the Funds during the year ended 31st December 1999, which qualify for the Dividends Received Deduction available to corporate shareholders was:

                                                                              GAM          GAM          GAM
                                     GAM             GAM          GAM       Pacific       Japan        North        GAMerica
                               International       Global       Europe       Basin       Capital      America        Capital
---------------------------------------------------------------------------------------------------------------------------
 Percentages                              0%            0%          0%           0%           0%           0%         10.21%

 The Funds hereby designate the following approximate amounts as capital gain distributions for the purpose of the Dividends Paid Deduction:

                                                                              GAM          GAM          GAM
                                     GAM             GAM          GAM       Pacific       Japan        North        GAMerica
                               International       Global       Europe       Basin       Capital      America        Capital
---------------------------------------------------------------------------------------------------------------------------
In US$
Distribution                              --            --    2,553,906           --           --           --         70,284

In January 2000, the Funds reported on Form 1099 the tax status of all distributions made during calendar year 1999.


                                       69
                                       --
               GAM FUNDS INC / ADDITIONAL FEDERAL TAX INFORMATION

SUPPLEMENTAL  PROXY  INFORMATION (UNAUDITED)
================================================================================

The "Company" had a special meeting of shareholders on 26th October, 1999. The following is a description of the matters presented to shareholders for approval and the results of the voting.

1. To approve the investment advisory contract between the Fund and GAM International Management Limited ("GIML").

      SERIES                                         FOR      AGAINST  ABSTAIN
      ------                                         ---      -------   -------
GAM International Fund....................       34,078,957   980,017   426,089
GAM Global Fund...........................        3,250,681   106,505    56,446
GAM Pacific Basin Fund....................        2,119,892     9,182    34,136
GAM Europe Fund...........................        1,364,496     8,847    32,209
GAM North America Fund....................        1,682,711     4,302    19,383
GAM Japan Capital Fund....................        2,784,574    25,920    18,192
GAMerica Capital Fund.....................        1,735,078    10,561    24,962

2. To change the fundamental investment restriction of GAM Pacific Basin Fund ("GPB") to permit GPB to invest more than 25% of the value of its assets in a single market sector.


      Series                                         For      Against  Abstain
      ------                                         ---      -------   -------

GAM Pacific Basin Fund.....................       1,565,390    52,883  31,246


                                       70
                                       --
                 GAM FUNDS INC / SUPPLEMENTAL PROXY INFORMATION

[BLANK]

                               BOARD OF DIRECTORS


Gilbert de Botton - President           CHAIRMAN, Global Asset Management
                                        Limited, London

George W. Landau                        SENIOR ADVISER, Latin America Group,
                                        The Coca-Cola Company, New York

Roland Weiser                           PRESIDENT, Intervista,
                                        Summit, New Jersey

Robert J. McGuire, Esq.                 ATTORNEY/CONSULTANT, Morvillo,
                                        Abromowitz, Grand, Iason &
                                        Silberberg, P.C., New York, New York

Address of the Company                  135 East 57th Street
                                        New York, New York  10022
                                        Tel:  (212) 407-4600
                                        1-800-426-4685 (toll free)
                                        Fax:  (212) 407-4684

Registrar and Transfer Agent            Boston Financial Data Services
                                        P.O. Box 8264
                                        Boston, Massachusetts  02266-8264
                                        Tel:  1-800-426-4685 (toll free)
                                        Fax:  (617) 483-2405


--------------------------------------------------------------------------------
Copies of this report may be obtained from the Fund, from the Transfer Agent or from:

     In the United Kingdom (for authorized persons only);
     Global Asset Management Limited, a member of IMRO,
     12 St. Jame's Place, London SW1A 1NX, UK
     Tel:  44-171-493-9990    Fax:  44-171-493-0715    Tlx:  296099 GAMUK G

     On Internet;
     Information on GAM's SEC-registered funds-www.gam.com
     Email enquiries on GAM - usinfo@gam.com
--------------------------------------------------------------------------------